UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05514

Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Funds Management Corporation

Rodney Square North

1100 North Market Street

Wilmington, DE 19890

(Address of principal executive offices) (Zip code)

John McDonnell

Wilmington Funds Management Corporation

Rodney Square North

1100 North Market Street

Wilmington, DE 19890-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-651-8409

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.9%
CONSUMER DISCRETIONARY – 13.0%
AUTO COMPONENTS – 0.3%
Adient PLC	2,113	$136,922
Aptiv PLC	5,250	498,120
BorgWarner, Inc.	4,380	246,419
Gentex Corp.	4,680	110,822
Goodyear Tire & Rubber Co. (The)	2,750	95,755
Lear Corp.	2,100	405,594
Visteon Corp.*	1,500	195,120

		$1,688,752
AUTOMOBILES – 0.6%
Ford Motor Co.	67,000	734,990
General Motors Co.	29,600	1,255,336
Harley-Davidson, Inc.#	3,970	192,386
Tesla, Inc.#,*	2,818	998,446
Thor Industries, Inc.	1,380	188,591

		$3,369,749
DISTRIBUTORS – 0.1%
Genuine Parts Co.	4,020	418,361
LKQ Corp.*	3,880	163,076

		$581,437
DIVERSIFIED CONSUMER SERVICES – 0.1%
Graham Holdings Co., Class B	140	83,223
Service Corp. International	4,170	166,675
ServiceMaster Global Holdings, Inc.*	2,280	120,202

		$370,100
HOTELS, RESTAURANTS & LEISURE – 2.2%
Aramark	5,800	265,698
Carnival Corp.	9,500	680,295
Choice Hotels International, Inc.	1,610	132,261
Darden Restaurants, Inc.	1,440	138,024
Domino’s Pizza, Inc.	1,600	346,960
Dunkin’ Brands Group, Inc.	3,900	252,135
Extended Stay America, Inc.	5,000	101,150
Hilton Grand Vacations, Inc.*	736	33,098
Hilton Worldwide Holdings, Inc.	2,553	218,664
Hyatt Hotels Corp., Class A*	2,800	227,640
International Game Technology	1,273	37,006
Las Vegas Sands Corp.	9,520	737,990
Marriott International, Inc., Class A	7,036	1,036,684

Description	Number of Shares	Value
McDonald’s Corp.	17,249	$2,951,994
MGM Resorts International	12,310	448,699
Norwegian Cruise Line Holdings*	3,360	204,086
Restaurant Brands International LP	47	2,840
Royal Caribbean Cruises Ltd.	4,180	558,239
Six Flags Entertainment Corp.	3,100	209,436
Starbucks Corp.	29,390	1,669,646
Wendy’s Co. (The)	200	3,236
Wyndham Worldwide Corp.	3,360	417,077
Wynn Resorts Ltd.	2,200	364,298
Yum China Holdings, Inc.*	10,150	470,859
Yum! Brands, Inc.	8,550	723,245

		$12,231,260
HOUSEHOLD DURABLES – 0.4%
DR Horton, Inc.	5,070	248,683
Garmin Ltd.	1,690	106,369
Leggett & Platt, Inc.	3,670	170,692
Lennar Corp., Class A	3,810	238,735
Lennar Corp., Class B#	76	3,849
Mohawk Industries, Inc.*	1,700	477,802
Newell Brands, Inc.	5,169	136,668
NVR, Inc.*	30	95,345
PulteGroup, Inc.	10,090	321,165
Tempur Sealy International, Inc.*	200	11,928
Toll Brothers, Inc.	6,050	281,809
Tupperware Brands Corp.	1,000	57,760
Whirlpool Corp.	550	99,781

		$2,250,586
INTERNET & CATALOG RETAIL – 3.2%
Amazon.com, Inc.*	8,260	11,984,351
Expedia, Inc.	2,852	365,085
Liberty Expedia Holdings, Inc., Class A*	1,640	76,900
Liberty Interactive Corp., QVC Group, Class A*	7,350	206,461
Liberty Ventures, Class A*	2,461	145,027
Netflix, Inc.*	9,000	2,432,700
Priceline Group, Inc. (The)*	1,030	1,969,412

		$17,179,936
LEISURE EQUIPMENT & PRODUCTS – 0.1%
Hasbro, Inc.#	3,490	330,049

January 31, 2018 (unaudited)

2     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Mattel, Inc.#	650	$10,296
Polaris Industries, Inc.	1,900	214,719

		$555,064
MEDIA – 2.8%
AMC Networks, Inc., Class A#,*	1,685	86,929
Cable One, Inc.	140	98,844
CBS Corp., Non-Voting	8,730	502,935
Charter Communications, Inc., Class A*	4,102	1,547,479
Comcast Corp., Class A	99,100	4,214,723
DISH Network Corp., Class A*	4,580	214,802
Interpublic Group of Cos., Inc. (The)	6,020	131,778
John Wiley & Sons, Inc., Class A	2,100	133,140
Liberty Broadband Corp., Class A*	1,335	126,344
Liberty Broadband Corp., Class C*	371	35,449
Liberty Media Corp., Class A*	210	7,493
Liberty SiriusXM Group, Class A*	843	37,943
Liberty SiriusXM Group, Class C*	6,086	272,714
Lions Gate Entertainment Corp., Class A#,*	2,380	80,539
Lions Gate Entertainment Corp., Class B*	2,290	73,280
Live Nation Entertainment, Inc.*	4,370	196,912
Madison Square Garden Co., Class A (The)*	729	157,347
News Corp., Class A	16,157	276,446
News Corp., Class B	300	5,235
Omnicom Group, Inc.	5,490	420,809
Regal Entertainment Group, Class A	770	17,618
Scripps Networks Interactive, Inc., Class A	1,380	121,426
Sirius XM Holdings, Inc.#	54,140	330,795
Time Warner, Inc.	16,216	1,546,196
Tribune Media Co., Class A	2,550	108,605
Twenty-First Century Fox, Inc., Class A	25,630	945,747
Twenty-First Century Fox, Inc., Class B	4,480	163,475
Viacom, Inc., Class B	2,200	73,524
Walt Disney Co. (The)	30,346	3,297,700

		$15,226,227
MULTILINE RETAIL – 0.4%
Burlington Stores, Inc.*	900	109,539
Dollar General Corp.	6,800	701,216
Dollar Tree, Inc.*	5,662	651,130
Kohl’s Corp.	1,110	71,895
Macy’s, Inc.	680	17,646
Nordstrom, Inc.#	580	28,600
Target Corp.	9,260	696,537

		$2,276,563
SPECIALTY RETAIL – 2.2%
Advance Auto Parts, Inc.	1,850	216,431
AutoNation, Inc.#,*	480	28,906
AutoZone, Inc.*	660	505,190

Description	Number of Shares	Value
Best Buy Co., Inc.	6,780	$495,347
CarMax, Inc.*	1,600	114,192
Foot Locker, Inc.	1,310	64,386
Home Depot, Inc. (The)	25,050	5,032,545
L Brands, Inc.	1,710	85,654
Lowe’s Cos., Inc.	18,500	1,937,505
Murphy USA, Inc.*	1,387	118,325
O’Reilly Automotive, Inc.*	2,000	529,380
Ross Stores, Inc.	9,140	753,045
Signet Jewelers Ltd.#	820	43,378
Tiffany & Co.	3,250	346,613
TJX Cos., Inc. (The)	13,740	1,103,597
Tractor Supply Co.	1,200	91,500
Ulta Salon Cosmetics & Fragrance, Inc.*	1,700	377,570
Urban Outfitters, Inc.*	4,900	167,139
Williams-Sonoma, Inc.	1,040	53,279

		$12,063,982
TEXTILES, APPAREL & LUXURY GOODS – 0.6%
Carter’s, Inc.	1,400	168,420
Hanesbrands, Inc.#	6,100	132,492
Michael Kors Holdings Ltd.*	1,600	105,600
NIKE, Inc., Class B	27,540	1,878,779
PVH Corp.	480	74,438
Ralph Lauren Corp.	700	80,017
Skechers U.S.A., Inc., Class A*	1,900	78,261
Tapestry, Inc.	8,010	376,790
Under Armour, Inc., Class A#,*	600	8,316
Under Armour, Inc., Class C#,*	722	9,278
VF Corp.	6,050	490,897

		$3,403,288

TOTAL CONSUMER DISCRETIONARY		$71,196,944
CONSUMER STAPLES – 6.4%
BEVERAGES – 1.6%
Brown-Forman Corp., Class A	1,100	75,900
Brown-Forman Corp., Class B	3,400	235,620
Coca-Cola Co. (The)	70,100	3,336,059
Constellation Brands, Inc., Class A	2,700	592,569
Dr. Pepper Snapple Group, Inc.	2,200	262,570
Molson Coors Brewing Co., Class B	1,800	151,236
Monster Beverage Corp.*	9,500	648,185
PepsiCo, Inc.	26,200	3,151,860

		$8,453,999
FOOD & STAPLES RETAILING – 1.4%
Costco Wholesale Corp.	8,100	1,578,447
CVS Health Corp.	16,700	1,314,123
Kroger Co. (The)	10,800	327,888

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Sprouts Farmers Market, Inc.*	7,300	$203,889
Sysco Corp.	8,500	534,395
US Foods Holding Corp.*	2,300	73,899
Walgreens Boots Alliance, Inc.	13,400	1,008,484
Walmart, Inc.	26,700	2,846,220

		$7,887,345
FOOD PRODUCTS – 1.1%
Archer-Daniels-Midland Co.	12,200	523,990
Blue Buffalo Pet Products, Inc.#,*	5,300	180,094
Bunge Ltd.	3,800	301,834
ConAgra Foods, Inc.	10,400	395,200
General Mills, Inc.	7,500	438,675
Hain Celestial Group, Inc. (The)*	3,100	118,234
Hershey Co. (The)	3,500	386,155
Hormel Foods Corp.#	7,400	254,042
Ingredion, Inc.	500	71,820
JM Smucker Co. (The)	900	114,201
Kellogg Co.	1,900	129,409
Kraft Heinz Co. (The)	9,100	713,349
Lamb Weston Holdings, Inc.	2,700	158,220
McCormick & Co., Inc.	600	65,262
Mondelez International, Inc., Class A	28,700	1,274,280
Pilgrim’s Pride Corp.#,*	4,600	127,742
Tyson Foods, Inc., Class A	6,800	517,548

		$5,770,055
HOUSEHOLD PRODUCTS – 1.2%
Church & Dwight Co., Inc.	2,800	136,780
Clorox Co. (The)	3,200	453,408
Colgate-Palmolive Co.	15,600	1,158,144
Energizer Holdings, Inc.#	1,700	98,974
Kimberly-Clark Corp.	4,900	573,300
Procter & Gamble Co. (The)	46,900	4,049,346

		$6,469,952
PERSONAL PRODUCTS – 0.1%
Estee Lauder Cos., Inc., Class A (The)	3,200	431,872
Herbalife Ltd.#,*	1,800	149,382
Nu Skin Enterprises, Inc., Class A	1,500	107,760

		$689,014
TOBACCO – 1.0%
Altria Group, Inc.	35,900	2,525,206
Philip Morris International, Inc.	28,800	3,088,224

		$5,613,430

TOTAL CONSUMER STAPLES		$34,883,795
ENERGY – 6.1%

Description	Number of Shares	Value
ENERGY EQUIPMENT & SERVICES – 0.8%
Baker Hughes a GE Co.	4,300	$138,245
Halliburton Co.	21,090	1,132,533
Helmerich & Payne, Inc.#	4,360	314,051
National Oilwell Varco, Inc.	4,905	179,915
Patterson-UTI Energy, Inc.	8,400	198,408
RPC, Inc.#	3,450	69,690
Schlumberger Ltd.	29,446	2,166,637
Targa Resources Corp.#	4,300	206,400
Transocean Ltd.#,*	18,300	197,457

		$4,603,336
OIL, GAS & CONSUMABLE FUELS – 5.3%
Anadarko Petroleum Corp.	10,650	639,532
Andeavor	2,640	285,542
Apache Corp.	6,540	293,450
Cabot Oil & Gas Corp.	14,200	374,170
Cheniere Energy, Inc.*	4,830	273,185
Chevron Corp.	42,020	5,267,207
Cimarex Energy Co.	2,900	325,380
CNX Resources Corp.*	6,500	91,065
Concho Resources, Inc.*	3,460	544,742
ConocoPhillips	27,260	1,603,161
CONSOL Energy, Inc.*	1,262	40,927
Continental Resources, Inc.*	2,620	145,489
Devon Energy Corp.	8,980	371,503
Diamondback Energy, Inc.*	2,300	288,650
Energen Corp.*	4,380	228,767
EOG Resources, Inc.	13,480	1,550,200
EQT Corp.	2,826	153,424
Exxon Mobil Corp.	92,093	8,039,719
Gulfport Energy Corp.*	7,250	73,732
Hess Corp.	4,190	211,637
HollyFrontier Corp.	6,440	308,862
Kinder Morgan, Inc.	35,355	635,683
Laredo Petroleum, Inc.*	4,900	47,677
Marathon Oil Corp.	20,930	380,717
Marathon Petroleum Corp.	12,130	840,245
Murphy Oil Corp.	7,100	227,910
Newfield Exploration Co.*	1,710	54,139
Noble Energy, Inc.	5,620	171,522
Occidental Petroleum Corp.	15,500	1,162,035
ONEOK, Inc.	6,660	392,008
PBF Energy, Inc., Class A	3,000	96,990
Phillips 66	10,690	1,094,656
Pioneer Natural Resources Co.	4,450	813,950
SM Energy Co.#	6,450	150,608
Southwestern Energy Co.*	16,300	69,112

January 31, 2018 (unaudited)

4     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Valero Energy Corp.	10,620	$1,019,201
Whiting Petroleum Corp.*	5,287	147,613
Williams Cos., Inc. (The)	15,470	485,603
WPX Energy, Inc.*	3,017	44,440

		$28,944,453

TOTAL ENERGY		$33,547,789
FINANCIALS – 15.7%
CAPITAL MARKETS – 3.4%
Affiliated Managers Group, Inc.	1,270	253,530
Ameriprise Financial, Inc.	3,740	630,938
Bank of New York Mellon Corp. (The)	24,020	1,361,934
BlackRock, Inc.	2,860	1,606,748
Cboe Global Markets, Inc.	3,000	403,170
Charles Schwab Corp. (The)	27,150	1,448,181
CME Group, Inc.	8,300	1,273,884
E*TRADE Financial Corp.*	7,200	379,440
Eaton Vance Corp.	270	15,606
FactSet Research Systems, Inc.	840	168,580
Federated Investors, Inc., Class B	370	12,832
Franklin Resources, Inc.	3,620	153,524
Goldman Sachs Group, Inc. (The)	8,040	2,153,836
Interactive Brokers Group, Inc., Class A	2,300	147,177
Intercontinental Exchange, Inc.	14,590	1,077,326
Invesco Ltd.	4,420	159,695
Legg Mason, Inc.	210	8,950
LPL Financial Holdings, Inc.	3,200	190,912
Moody’s Corp.	4,540	734,527
Morgan Stanley	30,346	1,716,066
Morningstar, Inc.	1,100	105,732
MSCI, Inc.	2,820	392,629
Nasdaq, Inc.	3,830	309,885
Northern Trust Corp.	3,280	345,679
Raymond James Financial, Inc.	3,910	376,885
S&P Global, Inc.	6,390	1,157,229
SEI Investments Co.	3,840	288,576
State Street Corp.	9,070	999,242
T. Rowe Price Group, Inc.	3,680	410,798
TD Ameritrade Holding Corp.	2,550	142,265

		$18,425,776
COMMERCIAL BANKS – 1.6%
Associated Banc-Corp.	7,385	182,779
Bank of Hawaii Corp.	2,470	206,665
BB&T Corp.	16,690	921,121
BOK Financial Corp.	820	79,286
CIT Group, Inc.	200	10,138

Description	Number of Shares	Value
Citizens Financial Group, Inc.	13,750	$631,125
Commerce Bancshares, Inc.	1,210	70,797
Cullen/Frost Bankers, Inc.	1,440	153,230
East West Bancorp, Inc.	2,500	164,775
Fifth Third Bancorp	18,250	604,075
First Horizon National Corp.	8,934	177,429
First Republic Bank	5,000	447,750
Huntington Bancshares, Inc.	16,541	267,633
KeyCorp	19,044	407,542
M&T Bank Corp.§	1,610	307,156
PacWest Bancorp.	2,239	117,391
PNC Financial Services Group, Inc. (The)	11,360	1,795,107
Regions Financial Corp.	28,556	549,132
Signature Bank*	1,000	154,000
SunTrust Banks, Inc.	12,180	861,126
SVB Financial Group*	1,200	295,860
Synovus Financial Corp.	5,594	281,882
TCF Financial Corp.	1,310	28,100
Zions Bancorporation	3,590	193,968

		$8,908,067
CONSUMER FINANCE – 0.8%
Ally Financial, Inc.	4,300	128,011
American Express Co.	16,040	1,594,376
Capital One Financial Corp.	9,400	977,224
Credit Acceptance Corp.#,*	250	82,427
Discover Financial Services	9,780	780,444
Navient Corp.	1,360	19,380
SLM Corp.*	5,760	65,894
Synchrony Financial	12,700	503,936

		$4,151,692
DIVERSIFIED FINANCIAL SERVICES – 6.8%
Bank of America Corp.	212,250	6,792,000
Berkshire Hathaway, Inc., Class B*	41,096	8,810,160
Citigroup, Inc.	55,782	4,377,771
Comerica, Inc.	5,030	478,957
JPMorgan Chase & Co.	75,220	8,700,697
Leucadia National Corp.	2,910	78,774
U.S. Bancorp	30,470	1,741,056
Voya Financial, Inc.	1,900	98,629
Wells Fargo & Co.	92,075	6,056,694

		$37,134,738
INSURANCE – 3.1%
Aflac, Inc.	9,800	864,360
Alleghany Corp.*	156	97,921
Allstate Corp. (The)	9,380	926,463
American Financial Group, Inc.	1,600	181,344
American International Group, Inc.	16,780	1,072,578

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
American National Insurance Co.	600	$75,834
Aon PLC	6,400	909,888
Arch Capital Group Ltd.*	2,590	235,535
Arthur J Gallagher & Co.	5,580	381,226
Assurant, Inc.	2,330	213,148
Assured Guaranty Ltd.	3,550	126,345
Axis Capital Holdings Ltd.	3,280	165,738
Brighthouse Financial, Inc.*	168	10,796
Brown & Brown, Inc.	4,770	250,330
Chubb Ltd.	10,947	1,709,374
Cincinnati Financial Corp.	5,306	408,031
CNA Financial Corp.#	1,050	56,868
Erie Indemnity Co., Class A	670	79,569
Everest Re Group Ltd.	1,170	268,866
FNF Group	5,341	208,192
Hanover Insurance Group, Inc. (The)	1,100	124,465
Hartford Financial Services Group, Inc. (The)	4,990	293,212
Lincoln National Corp.	6,070	502,596
Loews Corp.	5,350	276,327
Markel Corp.*	280	321,353
Marsh & McLennan Cos., Inc.	12,790	1,068,221
MetLife, Inc.	16,551	795,607
Old Republic International Corp.	6,100	131,089
Principal Financial Group, Inc.	6,990	472,524
Progressive Corp. (The)	12,930	699,513
Prudential Financial, Inc.	10,430	1,239,293
Reinsurance Group of America, Inc.	1,690	264,739
RenaissanceRe Holdings Ltd.	20	2,543
Torchmark Corp.	1,695	153,991
Travelers Cos., Inc. (The)	6,880	1,031,450
Unum Group	5,610	298,396
Validus Holdings Ltd.	170	11,509
White Mountains Insurance Group Ltd.	160	134,384
Willis Towers Watson PLC	2,700	433,269
WR Berkley Corp.	3,580	261,268
XL Group Ltd.	2,470	90,995

		$16,849,150
MORTGAGE REAL ESTATE INVESTMENT TRUSTS – 0.0%**
AGNC Investment Corp.	130	2,443
Annaly Capital Management, Inc.	14,680	154,727
Chimera Investment Corp.	6,740	114,513
Granite Point Mortgage Trust, Inc.	170	2,931

		$274,614
THRIFTS & MORTGAGE FINANCE – 0.0%**
TFS Financial Corp.	150	2,193

TOTAL FINANCIALS		$85,746,230

Description	Number of Shares	Value
HEALTH CARE – 13.5%
BIOTECHNOLOGY – 2.2%
Agios Pharmaceuticals, Inc.#,*	900	$70,884
Alexion Pharmaceuticals, Inc.*	3,290	392,563
Alkermes PLC#,*	800	45,736
Alnylam Pharmaceuticals, Inc.*	1,700	220,966
Amgen, Inc.	14,464	2,691,027
Biogen, Inc.*	4,600	1,599,926
BioMarin Pharmaceutical, Inc.*	2,900	261,667
Bioverativ, Inc.*	2,800	288,568
Celgene Corp.*	16,666	1,685,933
Exelixis, Inc.*	700	21,217
Gilead Sciences, Inc.	28,644	2,400,367
Incyte Corp.*	3,360	303,374
Intrexon Corp.#,*	260	3,380
Ionis Pharmaceuticals, Inc.*	3,800	199,576
Juno Therapeutics, Inc.*	2,300	197,363
Neurocrine Biosciences, Inc.*	1,500	128,205
Regeneron Pharmaceuticals, Inc.*	1,300	476,645
United Therapeutics Corp.*	1,140	147,060
Vertex Pharmaceuticals, Inc.*	5,843	975,021

		$12,109,478
HEALTH CARE EQUIPMENT & SUPPLIES – 2.8%
Abbott Laboratories	32,645	2,029,213
ABIOMED, Inc.*	600	141,000
Align Technology, Inc.*	2,160	565,920
Baxter International, Inc.	12,130	873,724
Becton Dickinson & Co.	5,334	1,295,842
Boston Scientific Corp.*	32,700	914,292
Cooper Cos., Inc. (The)	1,450	354,771
Danaher Corp.	12,080	1,223,462
DENTSPLY SIRONA, Inc.	3,679	223,720
Edwards Lifesciences Corp.*	5,372	679,988
Hill-Rom Holdings, Inc.	2,260	192,846
Hologic, Inc.*	6,740	287,798
IDEXX Laboratories, Inc.*	2,180	407,747
Intuitive Surgical, Inc.*	2,600	1,122,342
Medtronic PLC	26,326	2,261,140
ResMed, Inc.	4,420	445,492
Stryker Corp.	7,600	1,249,288
Teleflex, Inc.	1,360	377,740
Varian Medical Systems, Inc.*	2,750	350,625
Zimmer Biomet Holdings, Inc.	2,910	369,919

		$15,366,869
HEALTH CARE PROVIDERS & SERVICES – 2.8%
Aetna, Inc.	7,131	1,332,213

January 31, 2018 (unaudited)

6     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
AmerisourceBergen Corp.	4,770	$475,426
Anthem, Inc.	5,710	1,415,223
Cardinal Health, Inc.	5,520	396,281
Centene Corp.*	4,132	443,116
Cigna Corp.	5,430	1,131,340
DaVita, Inc.*	2,788	217,576
Express Scripts Holding Co.*	12,662	1,002,577
HCA Healthcare, Inc.*	5,400	546,264
Henry Schein, Inc.*	4,720	357,210
Humana, Inc.	3,530	994,860
Laboratory Corp. of America Holdings*	1,857	324,046
LifePoint Hospitals, Inc.*	130	6,428
McKesson Corp.	4,100	692,408
MEDNAX, Inc.*	2,640	139,418
Patterson Cos., Inc.	170	6,101
Quest Diagnostics, Inc.	3,750	396,825
UnitedHealth Group, Inc.	20,420	4,835,048
Universal Health Services, Inc., Class B	2,480	301,320

		$15,013,680
HEALTH CARE TECHNOLOGY – 0.1%
Cerner Corp.*	7,040	486,675
Veeva Systems, Inc., Class A*	3,320	208,695

		$695,370
LIFE SCIENCES TOOLS & SERVICES – 0.9%
Agilent Technologies, Inc.	7,490	549,991
Bio-Rad Laboratories, Inc., Class A*	890	230,092
Bruker Corp.	4,900	174,489
Charles River Laboratories International, Inc.*	2,120	223,533
Illumina, Inc.*	2,840	660,698
IQVIA Holdings, Inc.*	2,480	253,431
Mettler-Toledo International, Inc.*	620	418,661
PerkinElmer, Inc.	4,070	326,251
Thermo Fisher Scientific, Inc.	7,620	1,707,718
Waters Corp.*	2,310	498,059

		$5,042,923
PHARMACEUTICALS – 4.7%
AbbVie, Inc.	34,278	3,846,677
Akorn, Inc.*	1,600	51,552
Allergan PLC	6,085	1,096,882
Bristol-Myers Squibb Co.	32,060	2,006,956
Eli Lilly & Co.	18,730	1,525,558
Johnson & Johnson	56,700	7,835,373
Merck & Co., Inc.	54,766	3,244,885
Mylan NV*	9,230	395,505
Perrigo Co. PLC	1,540	139,555

Description	Number of Shares	Value
Pfizer, Inc.	119,903	$4,441,207
Zoetis, Inc.	11,581	888,610

		$25,472,760

TOTAL HEALTH CARE		$73,701,080
INDUSTRIALS – 10.8%
AEROSPACE & DEFENSE – 3.3%
Arconic, Inc.	5,366	161,302
Boeing Co. (The)	12,240	4,337,489
BWX Technologies, Inc.	2,940	186,514
General Dynamics Corp.	5,730	1,274,810
HEICO Corp., Class A	1,562	102,858
Hexcel Corp.	3,600	246,060
Honeywell International, Inc.	16,870	2,693,633
Huntington Ingalls Industries, Inc.	1,345	319,491
L3 Technologies, Inc.	2,010	427,045
Lockheed Martin Corp.	5,750	2,040,387
Northrop Grumman Corp.	3,870	1,317,851
Raytheon Co.	6,620	1,383,183
Rockwell Collins, Inc.	2,800	387,772
Spirit Aerosystems Holdings, Inc., Class A	1,940	198,578
Textron, Inc.	3,270	191,851
TransDigm Group, Inc.	1,490	472,196
United Technologies Corp.	15,800	2,180,558

		$17,921,578
AIR FREIGHT & LOGISTICS – 0.6%
C.H. Robinson Worldwide, Inc.	1,884	172,311
Expeditors International of Washington, Inc.	1,380	89,631
FedEx Corp.	5,560	1,459,389
United Parcel Service, Inc., Class B	13,830	1,760,836

		$3,482,167
AIRLINES – 0.5%
Alaska Air Group, Inc.	2,100	138,033
American Airlines Group, Inc.	7,800	423,696
Copa Holdings SA , Class A	200	27,666
Delta Air Lines, Inc.	12,490	709,057
Southwest Airlines Co.	13,230	804,384
United Continental Holdings, Inc.*	7,383	500,715

		$2,603,551
BUILDING PRODUCTS – 0.4%
Allegion PLC	2,233	192,284
Fortune Brands Home & Security, Inc.	4,760	337,627
Johnson Controls International PLC	17,431	682,075
Lennox International, Inc.	1,490	324,686
Masco Corp.	9,030	403,280

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Owens Corning	2,290	$212,901
Smith (A.O.) Corp.	5,000	333,900

		$2,486,753
COMMERCIAL SERVICES & SUPPLIES – 0.4%
Cintas Corp.	2,520	424,494
Copart, Inc.*	3,800	167,466
Republic Services, Inc.	6,340	436,192
Stericycle, Inc.#,*	152	11,455
Waste Management, Inc.	10,640	940,895

		$1,980,502
CONSTRUCTION & ENGINEERING – 0.1%
Jacobs Engineering Group, Inc.	4,150	288,259
Quanta Services, Inc.*	560	21,554

		$309,813
ELECTRICAL EQUIPMENT – 0.4%
AMETEK, Inc.	3,160	241,108
Eaton Corp. PLC	7,878	661,516
Emerson Electric Co.	12,440	898,541
Hubbell, Inc.	1,290	175,375
Rockwell Automation, Inc.	2,320	457,713

		$2,434,253
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.1%
Fortive Corp.	8,540	649,211
INDUSTRIAL CONGLOMERATES – 1.3%
3M Co.	12,960	3,246,480
Carlisle Cos., Inc.	1,290	147,331
General Electric Co.	176,520	2,854,328
Roper Technologies, Inc.	2,600	729,534

		$6,977,673
MACHINERY – 2.2%
AGCO Corp.	3,260	236,741
Allison Transmission Holdings, Inc.	4,800	212,352
Caterpillar, Inc.	12,700	2,067,306
Colfax Corp.*	2,900	116,058
Crane Co.	1,200	119,928
Cummins, Inc.	3,980	748,240
Deere & Co.	7,290	1,213,202
Donaldson Co., Inc.	4,010	203,147
Dover Corp.	4,160	441,834
Graco, Inc.	6,420	300,456
IDEX Corp.	2,120	304,178
Illinois Tool Works, Inc.	7,000	1,215,690
Ingersoll-Rand PLC	6,350	600,901
ITT, Inc.	2,535	141,960
Lincoln Electric Holdings, Inc.	1,900	185,383

Description	Number of Shares	Value
Nordson Corp.	1,500	$215,580
Oshkosh Corp.	1,790	162,389
PACCAR, Inc.	6,390	476,438
Parker-Hannifin Corp.	2,960	596,203
Pentair PLC	3,816	272,844
Snap-on, Inc.	1,280	219,277
Stanley Black & Decker, Inc.	4,120	684,868
Terex Corp.	3,730	175,385
Timken Co. (The)	600	31,530
Toro Co. (The)	3,780	248,157
Trinity Industries, Inc.	2,400	82,728
Valmont Industries, Inc.	1,060	173,416
WABCO Holdings, Inc.*	2,050	316,500
Wabtec Corp.#	1,720	139,389
Welbilt, Inc.*	3,910	87,193
Xylem, Inc.	5,010	362,023

		$12,351,296
PROFESSIONAL SERVICES – 0.3%
Equifax, Inc.	3,660	457,244
IHS Markit Ltd.*	5,587	266,668
ManpowerGroup, Inc.	1,860	244,385
Nielsen Holdings PLC	4,650	173,956
TransUnion*	2,400	142,464
Verisk Analytics, Inc.*	2,000	200,100

		$1,484,817
ROAD & RAIL – 1.0%
CSX Corp.	20,000	1,135,400
JB Hunt Transport Services, Inc.	2,280	275,492
Kansas City Southern	2,180	246,623
Landstar System, Inc.	1,590	176,569
Norfolk Southern Corp.	6,960	1,050,125
Old Dominion Freight Line, Inc.	2,100	307,545
Ryder System, Inc.	40	3,481
Union Pacific Corp.	17,470	2,332,245

		$5,527,480
TRADING COMPANIES & DISTRIBUTORS – 0.2%
Air Lease Corp.	1,200	58,344
Fastenal Co.	3,520	193,459
HD Supply Holdings, Inc.*	400	15,556
MSC Industrial Direct Co., Inc., Class A	1,390	130,493
United Rentals, Inc.*	2,320	420,175
Watsco, Inc.	100	17,979
WW Grainger, Inc.#	1,140	307,412

		$1,143,418

January 31, 2018 (unaudited)

8     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
TRANSPORTATION INFRASTRUCTURE – 0.0%**
Macquarie Infrastructure Corp.	100	$6,635

TOTAL INDUSTRIALS		$59,359,147
INFORMATION TECHNOLOGY – 25.0%
COMMUNICATIONS EQUIPMENT – 1.1%
Arris International PLC*	300	7,590
Cisco Systems, Inc.	110,050	4,571,477
EchoStar Corp., Class A*	70	4,274
F5 Networks, Inc.*	290	41,917
Harris Corp.	2,859	455,667
Juniper Networks, Inc.	4,790	125,258
Motorola Solutions, Inc.	4,830	480,392
Palo Alto Networks, Inc.*	1,690	266,800

		$5,953,375
COMPUTERS & PERIPHERALS – 3.8%
Apple, Inc.	110,760	18,544,547
Hewlett Packard Enterprise Co.	44,190	724,716
HP, Inc.	41,290	962,883
NCR Corp.*	20	750
NetApp, Inc.	3,553	218,510
Western Digital Corp.	5,283	470,081

		$20,921,487
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%
Amphenol Corp., Class A	7,900	732,883
Arrow Electronics, Inc.*	2,940	239,140
CDW Corp.	4,990	373,202
Cognex Corp.	5,000	311,850
Corning, Inc.	21,870	682,781
Dolby Laboratories, Inc., Class A	150	9,651
FLIR Systems, Inc.	2,090	107,029
IPG Photonics Corp.*	1,300	327,535
Keysight Technologies, Inc.*	500	23,360
National Instruments Corp.	1,930	96,384
Trimble Navigation Ltd.*	6,680	294,588
Universal Display Corp.	100	15,940

		$3,214,343
INTERNET SOFTWARE & SERVICES – 5.0%
Akamai Technologies, Inc.*	4,750	318,202
Alphabet, Inc., Class A*	6,495	7,678,519
Alphabet, Inc., Class C*	6,529	7,638,538
CoStar Group, Inc.*	1,000	346,110
eBay, Inc.*	24,090	977,572
Facebook, Inc., Class A*	50,880	9,508,963
GoDaddy, Inc., Class A*	650	35,899

Description	Number of Shares	Value
IAC/InterActiveCorp*	1,300	$188,461
LogMeIn, Inc.	257	32,331
Match Group, Inc.#,*	2,400	83,856
Twitter, Inc.*	8,110	209,319
VeriSign, Inc.#,*	3,150	361,998
Zillow Group, Inc., Class A*	1,200	53,748
Zillow Group, Inc., Class C#,*	2,300	102,258

		$27,535,774
IT SERVICES – 4.5%
Accenture PLC, Class A	14,100	2,265,870
Alliance Data Systems Corp.	1,290	331,091
Amdocs Ltd.	2,620	179,208
Automatic Data Processing, Inc.	10,530	1,301,824
Black Knight, Inc.*	2,037	100,831
Broadridge Financial Solutions, Inc.	3,630	349,968
Cognizant Technology Solutions Corp., Class A	11,910	928,742
CoreLogic, Inc.*	580	27,469
DXC Technology Co.	7,176	714,371
Fidelity National Information Services, Inc.	6,443	659,505
First Data Corp., Class A*	8,200	145,140
Fiserv, Inc.*	5,560	783,070
FleetCor Technologies, Inc.*	2,000	425,000
Gartner, Inc.*	3,000	416,220
Global Payments, Inc.	4,400	491,832
International Business Machines Corp.	17,560	2,874,572
Jack Henry & Associates, Inc.	1,900	236,854
Leidos Holdings, Inc.	2,200	146,520
Mastercard, Inc., Class A	21,120	3,569,280
Paychex, Inc.	6,570	448,403
PayPal Holdings, Inc.*	25,265	2,155,610
Square, Inc., Class A*	5,100	239,241
Teradata Corp.*	270	10,935
Total System Services, Inc.	3,720	330,559
Visa, Inc., Class A	40,220	4,996,531
Western Union Co. (The)	3,540	73,597
Worldpay, Inc., Class A*	5,100	409,581

		$24,611,824
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.3%
Advanced Micro Devices, Inc.#,*	5,100	70,074
Analog Devices, Inc.	7,952	730,630
Applied Materials, Inc.	24,680	1,323,588
Broadcom Ltd.	9,033	2,240,455
Cypress Semiconductor Corp.	12,000	207,480
First Solar, Inc.*	2,700	181,359
Intel Corp.	104,470	5,029,186

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
KLA-Tencor Corp.	4,150	$455,670
Lam Research Corp.	3,680	704,794
Marvell Technology Group Ltd.	11,490	268,062
Maxim Integrated Products, Inc.	5,220	318,420
Microchip Technology, Inc.#	6,339	603,600
Micron Technology, Inc.*	23,900	1,044,908
NVIDIA Corp.	12,680	3,116,744
NXP Semiconductors NV*	6,100	733,952
ON Semiconductor Corp.*	8,220	203,363
Qorvo, Inc.#,*	3,350	240,430
QUALCOMM, Inc.	29,880	2,039,310
Skyworks Solutions, Inc.	5,400	524,934
Teradyne, Inc.	7,450	341,508
Texas Instruments, Inc.	22,600	2,478,542
Versum Materials, Inc.	2,600	95,680
Xilinx, Inc.	5,500	401,610

		$23,354,299
SOFTWARE – 5.7%
Activision Blizzard, Inc.	16,670	1,235,747
Adobe Systems, Inc.*	11,260	2,249,298
ANSYS, Inc.*	1,380	223,077
Atlassian Corp. PLC, Class A*	900	48,591
Autodesk, Inc.*	5,530	639,379
CA, Inc.	2,080	74,568
Cadence Design Systems, Inc.*	8,810	395,217
CDK Global, Inc.	4,676	333,352
Citrix Systems, Inc.*	4,190	388,664
Dell Technologies, Inc., Class V*	2,783	199,541
Delphi Technologies PLC	1,750	96,653
Electronic Arts, Inc.*	7,710	978,862
Fortinet, Inc.*	300	13,812
Intuit, Inc.	6,100	1,024,190
Micro Focus International PLC ADR	3,256	98,461
Microsoft Corp.	161,949	15,386,774
Oracle Corp.	63,710	3,286,799
PTC, Inc.*	2,100	152,628
Red Hat, Inc.*	4,630	608,289
salesforce.com, Inc.*	15,630	1,780,413
ServiceNow, Inc.*	4,500	669,915
Splunk, Inc.*	2,800	258,636
Symantec Corp.	12,420	338,197
Synopsys, Inc.*	2,600	240,786
Take-Two Interactive Software, Inc.*	1,200	152,004
Ultimate Software Group, Inc.*	140	32,605
VMware, Inc., Class A#,*	1,510	186,923

Description	Number of Shares	Value
Workday, Inc., Class A*	1,550	$185,830
Zynga, Inc., Class A*	1,300	4,654

		$31,283,865
TELECOMMUNICATIONS – 0.0%**
Arista Networks, Inc.*	800	220,656

TOTAL INFORMATION TECHNOLOGY		$137,095,623
MATERIALS – 3.3%
CHEMICALS – 2.3%
Air Products & Chemicals, Inc.	5,200	875,524
Albemarle Corp.	2,000	223,180
Ashland Global Holdings, Inc.	1,200	87,108
Axalta Coating Systems Ltd.*	4,300	135,450
Cabot Corp.	600	40,584
Celanese Corp., Class A	3,500	378,560
CF Industries Holdings, Inc.	7,200	305,568
Chemours Co. (The)	800	41,296
DowDuPont, Inc.	47,937	3,623,078
Eastman Chemical Co.	4,000	396,720
Ecolab, Inc.	5,900	812,312
FMC Corp.	3,900	356,187
Huntsman Corp.	5,200	179,764
International Flavors & Fragrances, Inc.	1,000	150,300
LyondellBasell Industries NV, Class A	7,600	910,784
Monsanto Co.	9,900	1,205,820
PPG Industries, Inc.	5,000	593,650
Praxair, Inc.	6,500	1,049,685
RPM International, Inc.	2,700	140,940
Sherwin-Williams Co. (The)	1,800	750,798
Valvoline, Inc.	3,294	81,197
Westlake Chemical Corp.	1,300	146,380

		$12,484,885
CONSTRUCTION MATERIALS – 0.2%
Eagle Materials, Inc.	1,000	112,050
Martin Marietta Materials, Inc.	1,400	319,438
Vulcan Materials Co.	3,300	446,820

		$878,308
CONTAINERS & PACKAGING – 0.3%
Avery Dennison Corp.	900	110,412
Ball Corp.	2,900	111,012
International Paper Co.	10,300	647,458
Owens-Illinois, Inc.*	7,300	169,506
Packaging Corp. of America	2,200	276,386
Sealed Air Corp.	400	18,940
WestRock Co.	5,300	353,139

		$1,686,853

January 31, 2018 (unaudited)

10     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
METALS & MINING – 0.5%
Alcoa Corp.*	4,588	$238,668
Freeport-McMoRan, Inc.*	30,300	590,850
Newmont Mining Corp.	12,300	498,273
Nucor Corp.	8,500	569,160
Reliance Steel & Aluminum Co.	1,800	157,662
Royal Gold, Inc.	1,300	115,700
Southern Copper Corp.#	800	38,840
Steel Dynamics, Inc.	6,200	281,480
United States Steel Corp.	5,900	220,719

		$2,711,352
PAPER & FOREST PRODUCTS – 0.0%**
Domtar Corp.	3,100	159,216

TOTAL MATERIALS		$17,920,614
REAL ESTATE – 3.2%
REAL ESTATE INVESTMENT TRUSTS – 3.1%
Alexandria Real Estate Equities, Inc.	2,915	378,075
American Campus Communities, Inc.	4,700	180,762
American Homes 4 Rent, Class A	1,650	34,303
American Tower Corp.	9,260	1,367,702
Apartment Investment & Management Co., Class A	3,970	166,105
AvalonBay Communities, Inc.	3,222	549,029
Boston Properties, Inc.	2,750	340,202
Brandywine Realty Trust	4,680	83,959
Camden Property Trust	2,670	231,115
Colony NorthStar, Inc. Class A	10,176	91,380
CoreCivic, Inc.	767	17,802
Corporate Office Properties Trust	4,700	128,310
Crown Castle International Corp.	9,240	1,041,995
CyrusOne, Inc.	600	34,614
Digital Realty Trust, Inc.	3,910	437,724
Douglas Emmett, Inc.	4,410	170,535
Duke Realty Corp.	10,010	264,364
Empire State Realty Trust, Inc., Class A	1,600	31,280
Equinix, Inc.	1,781	810,693
Equity Commonwealth*	4,992	149,311
Equity Lifestyle Properties, Inc.	2,800	241,696
Equity Residential	5,450	335,774
Essex Property Trust, Inc.	1,073	249,988
Extra Space Storage, Inc.	3,100	258,788
Federal Realty Investment Trust	970	117,176
Forest City Realty Trust, Inc., Class A	3,400	79,798
Gaming and Leisure Properties, Inc.	1,404	51,162
GGP, Inc.	7,743	178,321
HCP, Inc.	5,730	137,978

Description	Number of Shares	Value
Healthcare Trust of America, Inc., Class A	7,100	$196,031
Hospitality Properties Trust	6,800	193,188
Host Hotels & Resorts, Inc.	19,340	401,498
Iron Mountain, Inc.	7,303	255,824
JBG SMITH Properties#	836	28,215
Kilroy Realty Corp.	3,325	237,139
Kimco Realty Corp.	8,980	142,872
Lamar Advertising Co., Class A	2,400	172,800
Liberty Property Trust	4,040	167,296
Life Storage, Inc.	1,300	108,030
Macerich Co. (The)	760	49,073
Medical Properties Trust, Inc.	4,400	57,552
Mid-America Apartment Communities, Inc.	3,271	311,955
National Retail Properties, Inc.	2,500	99,200
Outfront Media, Inc.	1,300	29,120
Park Hotels & Resorts, Inc.	792	22,897
Piedmont Office Realty Trust, Inc., Class A	4,950	96,624
Prologis, Inc.	12,590	819,735
Public Storage	3,460	677,330
Rayonier, Inc.	5,615	182,263
Realty Income Corp.	6,710	356,905
Regency Centers Corp.	2,035	128,022
Retail Properties of America, Inc., Class A	8,800	106,040
SBA Communications Corp.*	3,050	532,225
Senior Housing Properties Trust	7,000	121,310
Simon Property Group, Inc.	6,693	1,093,435
SL Green Realty Corp.	790	79,411
Spirit Realty Capital, Inc.	20,000	163,400
UDR, Inc.	8,580	313,427
Ventas, Inc.	8,286	463,767
VEREIT, Inc.	5,600	40,320
Vornado Realty Trust	2,473	177,265
Weingarten Realty Investors	3,560	105,198
Welltower, Inc.	4,670	280,060
Weyerhaeuser Co.	13,642	512,121

		$16,881,489
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
CBRE Group, Inc., Class A*	8,810	402,529
Howard Hughes Corp. (The)*	658	82,882

		$485,411

TOTAL REAL ESTATE		$17,366,900
TELECOMMUNICATION SERVICES – 1.8%
DIVERSIFIED TELECOMMUNICATION SERVICES – 1.7%
AT&T, Inc.	121,500	4,550,175
CenturyLink, Inc.	12,985	231,263
Verizon Communications, Inc.	83,600	4,520,252

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Zayo Group Holdings, Inc.*	700	$25,690

		$9,327,380
WIRELESS TELECOMMUNICATION SERVICES – 0.1%
Sprint Corp.#,*	6,950	37,044
T-Mobile US, Inc.*	7,900	514,290

		$551,334

TOTAL TELECOMMUNICATION SERVICES		$9,878,714
UTILITIES – 1.1%
ELECTRIC UTILITIES – 0.5%
American Electric Power Co., Inc.	4,100	281,998
Avangrid, Inc.	2,900	141,288
Duke Energy Corp.	8,000	628,000
Edison International	500	31,265
Entergy Corp.	2,800	220,332
Eversource Energy	4,300	271,287
Exelon Corp.	12,300	473,673
NextEra Energy, Inc.	4,500	712,890
PPL Corp.	1,500	47,805
Southern Co. (The)	5,500	248,105

		$3,056,643
GAS UTILITIES – 0.0%**
UGI Corp.	1,400	64,078
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
Calpine Corp.*	11,400	172,026
NRG Energy, Inc.	6,400	166,464

		$338,490
MULTI-UTILITIES – 0.5%
CenterPoint Energy, Inc.	7,700	216,986
CMS Energy Corp.	5,200	232,700
Consolidated Edison, Inc.	4,500	361,620
Dominion Energy, Inc.	7,700	588,588
DTE Energy Co.	400	42,256
OGE Energy Corp.	5,900	189,980
PG&E Corp.	1,200	50,916
Public Service Enterprise Group, Inc.	3,400	176,358
Sempra Energy	1,500	160,530
Vectren Corp.	1,100	66,693
WEC Energy Group, Inc.	1,900	122,170
Xcel Energy, Inc.	7,700	351,428

		$2,560,225
WATER UTILITIES – 0.0%**
American Water Works Co., Inc.	1,800	149,706

Description	Number of Shares	Value
Aqua America, Inc.#	3,600	$130,356

		$280,062

TOTAL UTILITIES		$6,299,498

TOTAL COMMON STOCKS (COST $252,281,522)		$546,996,334
INVESTMENT COMPANIES – 0.1%
EQUITY FUNDS – 0.1%
iShares Russell 1000 ETF#	1,500	234,975
iShares Russell 1000 Growth ETF	1,050	151,242
iShares Russell 1000 Value ETF	1,050	135,492

TOTAL EQUITY FUNDS		$521,709

TOTAL INVESTMENT COMPANIES (COST $492,836)		$521,709
RIGHTS – 0.0%**
Celgene Corp.*,††	89	53
Community Health Systems, Inc.*,††	3,700	26

TOTAL RIGHTS (COST $142)		$79
WARRANT – 0.0%**
American International Group, Inc. CW21, Expire 1/19/21*,††	2,055	45,600

TOTAL WARRANT (COST $34,935)		$45,600

TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $252,809,435)		$547,563,722

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.2%
REPURCHASE AGREEMENTS – 1.2%
BNP Paribas SA, 1.33%, dated 1/31/18, due 2/01/18, repurchase price $1,260,147,collateralized by U.S. Government & Treasury Securities, 0.00% to 9.13%,maturing 3/31/18 to 9/09/49; total market value of $1,285,302.	$1,260,100	$1,260,100
Daiwa Capital Markets America, 1.35%,dated 1/31/18, due 2/01/18, repurchase price $1,260,193, collateralized by U.S. Government & Treasury Securities, 0.00% to 9.00%, maturing 2/15/18 to 12/01/51; total market value of $1,285,315.	1,260,146	1,260,146
HSBC Securities USA, Inc., 1.33%, dated 1/31/18, due 2/01/18, repurchase price $1,260,147, collateralized by U.S. Government Securities, 0.00% to 7.25%,maturing 3/15/18 to 1/15/37; total market value of $1,285,307.	1,260,100	1,260,100

January 31, 2018 (unaudited)

12     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Par Value	Value
ING Financial Markets LLC, 1.33%, dated 1/31/18, due 2/01/18, repurchase price $1,260,193, collateralized by U.S. Government Securities, 2.00% to 6.00%, maturing 7/01/31 to 12/01/47; total market value of $1,285,349.	$1,260,146	$1,260,146
Nomura Securities International, Inc., 1.36%, dated 1/31/18, due 2/01/18,repurchase price $1,260,194, collateralized by U.S. Government Securities, 0.00% to 9.00%, maturing 2/16/18 to 12/20/67; total market value of $1,285,349.	1,260,146	1,260,146
TD Securities, Inc., 1.32%, dated 1/31/18,due 2/01/18, repurchase price $501,513, collateralized by U.S. Treasury Securities, 1.63% to 2.00%, maturing 10/15/20 to 2/15/23; total market value of $511,525.	501,495	501,495

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $6,802,133)		$6,802,133

TOTAL INVESTMENTS – 101.2% (COST $259,611,568)		$554,365,855
COLLATERAL FOR SECURITIES ON LOAN – (1.2%)		(6,802,133)
OTHER LIABILITIES LESS ASSETS – 0.0%**		(9,676)

TOTAL NET ASSETS – 100.0%		$547,554,046

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$546,996,334	$—	$—	$546,996,334
Investment Companies	521,709	—	—	521,709
Rights	—	79	—	79
Warrant	—	45,600	—	45,600
Repurchase Agreements	—	6,802,133	—	6,802,133

Total	$547,518,043	$6,847,812	$—	$554,365,855

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At January 31, 2018, the value of these securities amounted to $45,679 representing 0.01% of total net assets.
*	Non-income producing security.
**	Represents less than 0.05%.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      13

Wilmington Large-Cap Strategy Fund (concluded)

The following acronyms are used throughout this Fund:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Corporation

LP - Limited Partnership

PLC - Public Limited Company

See Notes to Portfolios of Investments

January 31, 2018 (unaudited)

Wilmington International Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 89.2%
AUSTRALIA – 0.1%
Arium Ltd.*,††	532,800	$—
BHP Billiton PLC	20,232	449,281

TOTAL AUSTRALIA		$449,281
AUSTRIA – 0.3%
BUWOG AG*	48,248	1,731,187
BELGIUM – 0.3%
Anheuser-Busch InBev SA/NV	11,218	1,269,379
bpost SA	11,903	395,762
KBC Group NV	7,059	678,345

TOTAL BELGIUM		$2,343,486
BERMUDA – 0.3%
Hiscox Ltd.	95,557	1,918,466
BULGARIA – 0.0%**
Petrol AD*,††	9,534	—
CHINA – 6.9%
Alibaba Group Holding Ltd. ADR*	49,121	10,034,929
China Mobile Ltd.	250,000	2,639,770
China Pacific Insurance Group Co. Ltd.	798,800	4,053,915
China Resources Phoenix Healthcare Holdings Co. Ltd.	21,000	30,335
CNOOC Ltd.	1,706,000	2,656,271
Ctrip.com International Ltd. ADR*	29,237	1,367,707
Haitian International Holdings Ltd.	546,000	1,706,544
Hollysys Automation Technologies Ltd.	72,687	1,844,069
NetEase, Inc. ADR	4,925	1,576,788
New Oriental Education & Technology Group, Inc. ADR	31,366	2,888,495
Ping An Insurance Group Co. of China Ltd., Class H	235,500	2,789,218
Shenzhou International Group Holdings Ltd.	251,000	2,590,970
Tencent Holdings Ltd.	205,400	12,172,785

TOTAL CHINA		$46,351,796
DENMARK – 1.4%
Coloplast A/S, Class B#	19,956	1,773,053
Danske Bank A/S	26,119	1,060,969
DSV A/S	35,414	2,912,520
Novo Nordisk A/S Class B	69,623	3,872,268
Sydbank A/S	764	31,225

TOTAL DENMARK		$9,650,035

Description	Number of Shares	Value
FINLAND – 0.4%
DNA Oyj	74,313	$1,394,107
Fortum OYJ	16,677	361,621
Kesko OYJ, Class B	2,909	169,569
UPM-Kymmene OYJ	11,168	376,315
Valmet OYJ	11,854	265,944

TOTAL FINLAND		$2,567,556
FRANCE – 12.0%
Amundi SAΩ	2,283	215,420
AXA SA	38,898	1,279,552
BNP Paribas SA	25,384	2,098,945
Bouygues SA	7,774	432,114
Bureau Veritas SA	35,823	1,050,086
Carrefour SA	217,000	5,193,031
Casino Guichard Perrachon SA	4,478	261,806
Cie de Saint-Gobain	86,300	5,016,059
Cie Generale des Etablissements Michelin	37,049	5,924,602
CNP Assurances	15,586	399,403
Credit Agricole SA	25,673	483,696
Edenred	64,002	2,066,811
Electricite de France SA	4,816	66,221
Elior Group SAΩ	77,243	1,779,934
Engie SA	51,206	888,781
ID Logistics Group*	7,068	1,191,690
Ingenico SA	13,306	1,514,899
Kering	10,200	5,164,332
Legrand SA	10,641	885,429
L’Oreal SA	5,438	1,236,216
LVMH Moet Hennessy Louis Vuitton SA	13,747	4,311,299
Natixis SA	65,133	593,074
Orange SA	66,236	1,196,120
Renault SA	51,974	5,715,307
Safran SA	46,200	5,216,314
Sanofi	14,385	1,270,189
Sartorius Stedim Biotech	22,113	1,916,328
SCOR SE	46,578	2,084,745
Societe BIC SA	6,437	737,653
Societe Generale SA#	21,463	1,248,571
SPIE SA	64,324	1,598,836
TOTAL SA	45,923	2,658,943
Valeo SA	63,900	5,037,805

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      15

Wilmington International Fund (continued)

Description	Number of Shares	Value
Veolia Environnement SA	185,700	$4,678,006
Vinci SA	2,293	247,680
Vivendi SA	172,600	5,063,739

TOTAL FRANCE		$80,723,636
GERMANY – 10.5%
Aareal Bank AG	4,586	231,680
adidas AG	23,500	5,464,777
AIXTRON SE*	55,773	840,639
AURELIUS Equity Opportunities SE & Co. KGaA#	26,346	1,933,165
BASF SE	9,828	1,150,895
Bayerische Motoren Werke AG	11,288	1,288,932
Continental AG	17,200	5,161,452
Covestro AGΩ	1,579	181,496
Daimler AG	22,665	2,074,755
Deutsche Lufthansa AG	10,503	374,772
Deutsche Post AG	5,897	278,728
Deutsche Telekom AG	278,086	4,876,794
Deutsche Wohnen SE	109,700	4,957,638
Fielmann AG	17,727	1,551,641
Freenet AG	3,812	146,055
Fresenius SE & Co. KGaA	25,057	2,192,612
Hannover Rueck SE	2,860	390,949
HeidelbergCement AG	754	81,706
Hugo Boss AG	20,381	1,872,003
Infineon Technologies AG	142,900	4,153,368
Jenoptik AG	73,400	3,043,752
LANXESS AG	22,387	1,951,747
METRO AG*	19,100	414,991
Muenchener Rueckversicherungs AG	3,346	787,438
SAP SE	46,703	5,266,728
Scout24 AGΩ	11,677	540,473
Siemens AG	8,051	1,221,084
Sixt SE#	28,478	2,938,173
TAG Immobilien AG	4,745	93,611
Telefonica Deutschland Holding AG	59,485	300,586
thyssenkrupp AG	163,300	5,137,592
TLG Immobilien AG	1,903	53,538
TUI AG	6,076	137,031
Vonovia SE	96,200	4,742,876
XING SE	7,375	2,577,551
Zalando SE*,Ω	24,263	1,421,246
zooplus AG#,*	5,970	1,230,408

TOTAL GERMANY		$71,062,882
GHANA – 0.0%**
Produce Buying Co. Ltd.*,††	288,000	—

Description	Number of Shares	Value
HONG KONG – 4.5%
AIA Group Ltd.	787,000	$6,740,555
ASM Pacific Technology Ltd.	82,200	1,122,249
BOC Hong Kong Holdings Ltd.	498,500	2,545,822
Brilliance China Automotive Holdings Ltd.	702,000	1,794,788
CK Hutchison Holdings Ltd.	97,000	1,309,428
Hongkong Land Holdings Ltd.	271,700	1,956,240
Jardine Matheson Holdings Ltd.	48,300	3,066,084
Johnson Electric Holdings Ltd.	455,000	1,858,354
Sun Hung Kai Properties Ltd.	103,000	1,789,381
Swire Properties Ltd.	894,600	3,127,752
Techtronic Industries Co. Ltd.	711,000	4,735,365

TOTAL HONG KONG		$30,046,018
INDIA – 1.4%
HDFC Bank Ltd. ADR	65,163	7,076,050
Infosys Ltd. ADR	68,170	1,227,742
Suzlon Energy Ltd. GDR – Reg S*,††	77,213	—
Tata Motors Ltd. ADR*	39,727	1,229,948

TOTAL INDIA		$9,533,740
INDONESIA – 0.0%**
PP Persero Tbk PT††	19	—
Sugih Energy Tbk PT*,††	1,327,300	—

TOTAL INDONESIA		$—
IRELAND – 1.9%
DCC PLC	14,695	1,545,030
Glanbia PLC	81,791	1,398,319
Kerry Group PLC, Class A	16,206	1,727,219
Kingspan Group PLC	80,255	3,706,652
Ryanair Holdings PLC ADR*	15,401	1,889,857
UDG Healthcare PLC	201,884	2,351,921

TOTAL IRELAND		$12,618,998
ITALY – 2.5%
Assicurazioni Generali SpA	29,187	578,710
Atlantia SpA	5,401	178,907
Credito Emiliano SpA	260,780	2,522,194
Enel SpA	932,909	5,918,709
Eni SpA	77,295	1,390,166
FinecoBank Banca Fineco SpA	216,903	2,695,668
Intesa Sanpaolo SpA	239,238	938,756
Italgas SpA	77,026	475,675
Poste Italiane SpAΩ	49,200	407,068
Salvatore Ferragamo SpA#	47,088	1,324,759
Snam SpA	38,419	186,934
UnipolSai Assicurazioni SpA#	86,744	224,119

TOTAL ITALY		$16,841,665

January 31, 2018 (unaudited)

16     PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value
JAPAN – 16.3%
77 Bank Ltd. (The)	39,400	$1,030,023
Aeon Mall Co. Ltd.	54,000	1,187,634
Ahresty Corp.	121,400	1,024,177
Ajinomoto Co., Inc.	75,300	1,427,782
Alpine Electronics, Inc.	28,400	641,257
Anritsu Corp.	50,900	653,676
AOI TYO Holdings, Inc.	77,500	989,603
Ariake Japan Co. Ltd.	3,300	285,958
Asics Corp.	61,300	1,008,471
Astellas Pharma, Inc.	22,300	294,147
Bridgestone Corp.	14,000	680,443
Daibiru Corp.	25,200	318,087
Daihatsu Diesel Manufacturing Co. Ltd.	116,000	865,989
Dai-ichi Life Holdings, Inc.	102,100	2,137,488
Daiki Aluminium Industry Co. Ltd.	105,300	858,450
Daikin Industries Ltd.	17,000	2,039,159
Daiwa House Industry Co. Ltd.	21,900	863,603
Daiwa Securities Group, Inc.	50,000	358,249
DeNA Co. Ltd.	20,500	443,725
Denka Co. Ltd.	45,800	1,822,854
Denki Kogyo Co. Ltd.	23,600	667,986
Dentsu, Inc.	5,000	223,734
Ebara Corp.	62,800	2,571,366
Electric Power Development Co. Ltd.	20,200	572,676
ESPEC Corp.	37,700	1,051,539
Hino Motors Ltd.	227,200	3,003,111
Hitachi Chemical Co. Ltd.	40,000	1,019,694
Hitachi Ltd.	204,000	1,618,994
Hitachi Metals Ltd.	42,200	573,258
Honda Motor Co. Ltd.	30,000	1,051,388
Hosiden Corp.	41,500	688,435
Inpex Corp.	45,500	591,412
Isetan Mitsukoshi Holdings Ltd.	132,700	1,586,274
ITOCHU Corp.	47,000	920,885
Jafco Co. Ltd.	13,700	775,543
Japan Securities Finance Co. Ltd.	114,900	685,169
Japan Tobacco, Inc.	46,300	1,531,882
JFE Holdings, Inc.	26,900	637,819
JXTG Holdings, Inc.	137,500	911,629
Komatsu Ltd.	19,500	756,458
K’s Holdings Corp.	10,100	281,712
Macromill, Inc.#	21,300	542,207
Maeda Corp.	40,800	557,977
Maruwa Co. Ltd.	7,800	696,620
Mimasu Semiconductor Industry Co. Ltd.	57,000	1,181,561

Description	Number of Shares	Value
Mirait Holdings Corp.	57,100	$841,567
Mitsubishi Corp.	35,300	986,214
Mitsubishi Electric Corp.	73,400	1,339,649
Mitsubishi Estate Co. Ltd.	20,200	386,440
Mitsubishi Heavy Industries Ltd.	10,800	405,804
Mitsubishi UFJ Financial Group, Inc.	388,900	2,923,964
Mitsui & Co. Ltd.	31,700	555,773
Mitsui Fudosan Co. Ltd.	39,800	1,041,756
Mitsui OSK Lines Ltd.	10,000	358,157
Mizuho Financial Group, Inc.	535,000	1,006,096
Namco Bandai Holdings, Inc.	29,900	975,030
Nankai Electric Railway Co. Ltd.	13,300	345,505
NET One Systems Co. Ltd.	53,300	805,090
Nintendo Co. Ltd.	6,500	2,856,142
Nippon Electric Glass Co. Ltd.	19,600	805,221
Nippon Sheet Glass Co. Ltd.*	133,100	1,200,911
Nippon Telegraph & Telephone Corp.	21,100	1,003,299
Nippon Yusen KK*	23,200	580,372
Nishimatsu Construction Co. Ltd.	13,000	369,149
Nissan Shatai Co. Ltd.	43,800	459,786
Nissin Kogyo Co. Ltd.	236,900	4,446,351
Nitori Holdings Co. Ltd.	6,500	1,035,106
Nomura Holdings, Inc.	73,900	478,925
Noritz Corp.	22,200	438,021
NTT DOCOMO, Inc.	22,800	564,831
ORIX Corp.	50,100	933,897
OSJB Holdings Corp.	307,900	908,160
Pacific Industrial Co. Ltd.	40,500	614,345
Panasonic Corp.	20,500	304,017
Ryobi Ltd.	50,800	1,509,994
San-A Co. Ltd.	16,900	832,848
Santen Pharmaceutical Co. Ltd.	49,100	801,018
SEC Carbon Ltd.#	16,100	1,030,860
Seikagaku Corp.#	32,400	507,799
Seino Holdings Co. Ltd.	95,000	1,575,937
Sekisui Chemical Co. Ltd.	40,000	762,114
Senshu Electric Co. Ltd.	28,200	826,601
Seven & i Holdings Co. Ltd.	14,900	612,269
Showa Corp.	89,300	1,116,557
Sinko Industries Ltd.	45,700	887,879
SMC Corp.	3,000	1,470,734
SoftBank Group Corp	16,400	1,349,015
Sony Corp.	36,800	1,755,896
Stanley Electric Co. Ltd.	21,200	859,302
Sumitomo Chemical Co. Ltd.	99,000	725,474
Sumitomo Electric Industries Ltd.	45,000	766,900
Sumitomo Heavy Industries Ltd.	28,400	1,294,220
Sumitomo Metal Mining Co. Ltd.	12,100	566,152

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      17

Wilmington International Fund (continued)

Description	Number of Shares	Value
Sumitomo Mitsui Financial Group, Inc.	42,400	$1,894,542
Sumitomo Warehouse Co Ltd. (The)	76,000	564,587
Suzuki Motor Corp.	6,400	365,111
T&D Holdings, Inc.	90,600	1,612,492
Taiheiyo Cement Corp.	11,100	471,269
Taiyo Nippon Sanso Corp.	58,300	900,908
Takeei Corp.	35,400	449,755
Teikoku Electric Manufacturing Co. Ltd.	96,800	1,325,602
Terumo Corp.	18,900	924,485
Tokio Marine Holdings, Inc.	13,800	649,739
Tokyo Ohka Kogyo Co. Ltd.	23,100	1,055,867
Tokyu Fudosan Holdings Corp.	57,000	449,024
Toray Industries, Inc.	78,800	783,164
Toyo Tanso Co. Ltd.	4,500	155,606
Toyobo Co. Ltd.	23,200	441,389
Toyota Motor Corp.	22,000	1,507,374
Tsurumi Manufacturing Co. Ltd.	44,300	842,012
West Japan Railway Co.	12,400	928,665
Xebio Holdings Co. Ltd.	22,300	473,699
Yahoo Japan Corp.	394,300	1,896,194
Yamato Kogyo Co. Ltd.	19,400	555,327

TOTAL JAPAN		$110,098,062
LUXEMBOURG – 0.8%
ArcelorMittal*	140,300	5,090,717
RTL Group SA	367	31,121
SES SA	16,133	251,778

TOTAL LUXEMBOURG		$5,373,616
MALAYSIA – 0.0%**
RHB Bank Bhd††	18,000	—
NETHERLANDS – 4.7%
ABN AMRO Group NVΩ	12,172	412,413
Aegon NV	122,880	840,315
ASML Holding NV	39,908	8,086,245
ASR Nederland NV	1,447	63,238
BE Semiconductor Industries NV	2,055	197,734
IMCD Group NV	38,312	2,559,080
ING Groep NV	48,167	946,667
Koninklijke Ahold Delhaize NV	223,562	4,987,844
NN Group NV	124,924	5,893,812
Royal Dutch Shell PLC, Class A	82,386	2,888,072
Royal Dutch Shell PLC, Class B	65,322	2,314,975
Wessanen	126,926	2,724,660

TOTAL NETHERLANDS		$31,915,055
NORWAY – 0.7%
DNB ASA	36,821	747,033

Description	Number of Shares	Value
Marine Harvest ASA*	17,682	$306,096
Norsk Hydro ASA	46,787	341,090
Salmar ASA	2,041	55,493
Skandiabanken ASAΩ	144,443	1,489,605
Telenor ASA	13,363	312,888
TGS Nopec Geophysical Co. ASA#	51,290	1,287,756

TOTAL NORWAY		$4,539,961
PHILIPPINES – 0.2%
Ayala Land, Inc.	1,300,100	1,121,431
RUSSIA – 0.0%**
Polymetal International PLC	4,638	54,342
SINGAPORE – 0.7%
Jardine Cycle & Carriage Ltd.	53,000	1,613,272
Oversea-Chinese Banking Corp. Ltd.	304,500	3,001,361

TOTAL SINGAPORE		$4,614,633
SOUTH AFRICA – 0.0%**
African Phoenix Investments Ltd.*	36,266	2,143
Investec PLC	33,089	256,988

TOTAL SOUTH AFRICA		$259,131
SOUTH KOREA – 2.4%
AMOREPACIFIC Group*	2,629	349,598
Mando Corp.	8,289	2,154,046
NAVER Corp.	1,341	1,142,773
Samsung Electronics Co. Ltd.	4,371	10,212,712
Samsung Fire & Marine Insurance Co. Ltd.	7,294	1,974,028
SK Materials Co. Ltd.	3,202	509,753

TOTAL SOUTH KOREA		$16,342,910
SPAIN – 3.4%
Abertis Infraestructuras SA	222,409	5,390,127
Acciona SA	1,172	106,135
Amadeus IT Group SA	34,030	2,639,792
Banco Bilbao Vizcaya Argentaria SA	35,033	329,174
Banco Santander SA#	225,022	1,671,517
Bankinter SA	220,480	2,535,367
CaixaBank SA	62,602	337,866
Enagas SA	1,814	49,435
Iberdrola SA*	164,662	1,340,704
Industria de Diseno Textil SA	37,091	1,329,481
Mapfre SA	44,792	159,105
Repsol SA	313,138	5,891,943
Telefonica SA	90,339	925,665

TOTAL SPAIN		$22,706,311
SWEDEN – 2.2%
Assa Abloy AB	85,271	1,888,322

January 31, 2018 (unaudited)

18     PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value
Atlas Copco AB Class A	46,988	$2,203,336
Avanza Bank Holding AB	36,689	2,061,687
Hemfosa Fastigheter AB	8,597	118,047
Hexagon AB	43,731	2,604,469
Munters Group AB#,*,Ω	132,491	970,156
Nordea Bank AB	67,437	832,190
Peab AB	5,679	48,719
Skandinaviska Enskilda Banken AB, Class A	51,811	654,484
Sweco AB Class B	48,169	1,086,873
Swedbank AB	15,954	407,763
Tele2 AB, Class B	80,657	1,008,839
Trelleborg AB Class B	35,195	939,290
Volvo AB, Class B	12,737	259,996

TOTAL SWEDEN		$15,084,171
SWITZERLAND – 3.5%
Aryzta AG#,*	54,941	1,479,858
Chocoladefabriken Lindt & Spruengli AG	133	833,081
Cie Financiere Richemont SA	30,665	2,942,786
Clariant AG*	29,899	855,772
Comet Holding AG*	10,140	1,770,346
Huber + Suhner AG	28,840	1,682,527
Julius Baer Group Ltd.*	15,934	1,093,938
Nestle SA	10,632	918,641
Novartis AG	29,603	2,678,026
Oriflame Holding AG	1,289	57,711
Partners Group Holding AG	2,755	2,141,544
Roche Holding AG	7,250	1,787,282
STMicroelectronics NV	9,927	237,009
Straumann Holding AG	2,483	1,896,764
Swiss Life Holding AG*	1,965	737,865
Swiss Re AG	11,119	1,096,668
UBS Group AG*	28,770	584,209
Zurich Insurance Group AG	1,827	600,461

TOTAL SWITZERLAND		$23,394,488
TAIWAN – 2.8%
Far EasTone Telecommunications Co. Ltd.	203,000	529,344
Hon Hai Precision Industry Co. Ltd.	833,000	2,635,144
Largan Precision Co. Ltd.	13,000	1,786,382
Merida Industry Co. Ltd.	355,000	1,674,787
Taiwan Semiconductor Manufacturing Co.
Ltd.	1,386,000	12,126,400

TOTAL TAIWAN		$18,752,057
THAILAND – 0.5%
Kasikornbank PCL	422,200	3,100,447
UNITED KINGDOM – 8.1%
AstraZeneca PLC	5,192	360,226

Description	Number of Shares	Value
Aviva PLC	74,763	$544,773
Barratt Developments PLC	26,447	219,747
Berkeley Group Holdings PLC	4,507	253,795
BP PLC	278,887	1,984,244
British American Tobacco PLC	41,796	2,859,789
BT Group PLC	115,455	418,756
Capital & Counties Properties PLC	269,738	1,129,813
Centrica PLC	200,185	379,308
Compass Group PLC	80,995	1,704,886
Crest Nicholson Holdings PLC	4,232	30,374
Croda International PLC	42,283	2,691,992
Dignity PLC	53,054	616,942
Direct Line Insurance Group PLC	145,008	760,350
Galliford Try PLC	13,759	213,330
GlaxoSmithKline PLC	54,183	1,015,806
Greene King PLC#	8,522	63,162
HSBC Holdings PLC	562,949	6,030,328
Hunting PLC*	239,856	2,087,629
International Consolidated Airlines Group SA	26,188	238,002
Legal & General Group PLC	152,443	585,703
Lloyds Banking Group PLC	1,772,209	1,749,059
National Grid PLC	89,032	1,017,238
NEX Group PLC	99,362	836,599
Persimmon PLC	16,191	575,179
Prudential PLC	146,774	3,972,047
Reckitt Benckiser Group PLC	34,889	3,370,011
Rio Tinto Ltd.	40,383	2,500,752
Rio Tinto PLC	27,736	1,544,521
Royal Mail PLC	114,402	762,626
RSA Insurance Group PLC	17,273	151,957
Serco Group PLC*	925,203	1,165,207
SSE PLC	27,727	513,558
SSP Group PLC	213,231	1,845,297
St James’s Place PLC	192,147	3,242,464
Tate & Lyle PLC	5,114	46,602
Taylor Wimpey PLC	98,508	266,586
Tullow Oil PLC*	569,293	1,614,600
Unilever NV	36,393	2,107,834
Vodafone Group PLC	365,146	1,164,444
Weir Group PLC (The)	63,057	1,977,750

TOTAL UNITED KINGDOM		$54,613,286
UNITED STATES – 0.4%
Cognizant Technology Solutions Corp., Class A	19,204	1,497,528

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      19

Wilmington International Fund (continued)

Description	Number of Shares	Value
Shire PLC	32,861	$1,552,534

TOTAL UNITED STATES		$3,050,062

TOTAL COMMON STOCKS (COST $471,833,815)		$600,858,709
INVESTMENT COMPANIES – 6.6%
iShares Core MSCI Total International Stock ETF	208,100	13,859,460
iShares MSCI Australia ETF	576,900	13,712,913
iShares S&P/TSX 60 Index ETF#	892,000	17,252,585

TOTAL INVESTMENT COMPANIES (COST $43,528,075)		$44,824,958
PREFERRED STOCK – 0.0%**
GERMANY – 0.0%**
Volkswagen AG	1,062	233,407

TOTAL PREFERRED STOCK (COST $217,146)		$233,407
MONEY MARKET FUND – 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.21%^	16,714,444	16,714,444

TOTAL MONEY MARKET FUND (COST $16,714,444)		$16,714,444
RIGHTS – 0.0%**
TUNISIA – 0.0%**
Societe D’Articles Hygieniques SA*,††	2,800	—

TOTAL RIGHTS (COST $0)		$—
WARRANTS – 1.2%
CHINA – 0.3%
China International Travel Service Corp. Ltd., Class A	114,118	930,420
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	275,631	881,540

TOTAL CHINA		$1,811,960
SWITZERLAND – 0.9%
Hangzhou Hikvision Digital Technology Co. Ltd.*	591,771	3,755,154
Midea Group Co., Ltd.*	248,018	2,359,559

TOTAL SWITZERLAND		$6,114,713

TOTAL WARRANTS (COST $4,717,803)		$7,926,673

TOTAL INVESTMENTS IN SECURITIES – 99.5% (COST $537,011,283)		$670,558,191

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.3%
REPURCHASE AGREEMENTS – 2.3%
BNP Paribas SA, 1.33%, dated 1/31/18, due 2/01/18, repurchase price $2,935,808,collateralized by U.S. Government & Treasury Securities, 0.00% to 9.13%,maturing 3/31/18 to 9/09/49; total market value of $2,994,414.	$2,935,700	$2,935,700
Citigroup Global Markets, Inc., 1.32%, dated 1/31/18, due 2/01/18, repurchase price $771,932, collateralized by U.S. Government & Treasury Securities, 0.00% to 5.00%, maturing 5/10/18 to 9/09/49; total market value of $787,342.	771,904	771,904
Daiwa Capital Markets America, 1.35%,dated 1/31/18, due 2/01/18, repurchase price $2,935,800, collateralized by U.S. Government & Treasury Securities, 0.00% to 9.00%, maturing 2/15/18 to 12/01/51; total market value of $2,994,325.	2,935,690	2,935,690
HSBC Securities USA, Inc., 1.33%, dated 1/31/18, due 2/01/18, repurchase price $2,935,808, collateralized by U.S. Government Securities, 0.00% to 7.25%,maturing 3/15/18 to 1/15/37; total market value of $2,994,425.	2,935,700	2,935,700
NBC Global Finance Ltd., 1.50%, dated 1/31/18, due 2/01/18, repurchase price $2,935,812, collateralized by U.S. Treasury Securities, 0.75% to 2.25%, maturing 2/15/25 to 9/09/49; total market value of $2,994,404.	2,935,690	2,935,690
RBC Dominion Securities, Inc., 1.34%, dated 1/31/18, due 2/01/18, repurchase price $2,935,799, collateralized by U.S. Government & Treasury Securities, 1.38% to 5.00%, maturing 3/31/19 to 9/09/49; total market value of $2,994,404.	2,935,690	2,935,690

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $15,450,374)		$15,450,374

TOTAL INVESTMENTS – 101.8% (COST $552,461,657)		$686,008,565
COLLATERAL FOR SECURITIES ON LOAN – (2.3%)		(15,450,374)
OTHER ASSETS LESS LIABILITIES – 0.5%		3,126,271

TOTAL NET ASSETS – 100.0%		$673,684,462

January 31, 2018 (unaudited)

20     PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Australia	$449,281	$—	$—	$449,281
Austria	1,731,187	—	—	1,731,187
Belgium	2,343,486	—	—	2,343,486
Bermuda	1,918,466	—	—	1,918,466
Bulgaria	—	—	—	—
China	46,351,796	—	—	46,351,796
Denmark	9,650,035	—	—	9,650,035
Finland	2,567,556	—	—	2,567,556
France	80,723,636	—	—	80,723,636
Germany	71,062,882	—	—	71,062,882
Ghana	—	—	—	—
Hong Kong	30,046,018	—	—	30,046,018
India	9,533,740	—	—	9,533,740
Indonesia	—	—	—	—
Ireland	12,618,998	—	—	12,618,998
Italy	16,841,665	—	—	16,841,665
Japan	110,098,062	—	—	110,098,062
Luxembourg	5,373,616	—	—	5,373,616
Malaysia	—	—	—	—
Netherlands	31,915,055	—	—	31,915,055
Norway	4,539,961	—	—	4,539,961
Philippines	1,121,431	—	—	1,121,431
Russia	54,342	—	—	54,342
Singapore	4,614,633	—	—	4,614,633
South Africa	259,131	—	—	259,131
South Korea	16,342,910	—	—	16,342,910
Spain	22,683,208	23,103	—	22,706,311
Sweden	15,084,171	—	—	15,084,171
Switzerland	23,394,488	—	—	23,394,488
Taiwan	18,752,057	—	—	18,752,057
Thailand	3,100,447	—	—	3,100,447
United Kingdom	54,613,286	—	—	54,613,286
United States	3,050,062	—	—	3,050,062
Investment Companies	44,824,958	—	—	44,824,958
Preferred Stocks
Germany	233,407	—	—	233,407
Money Market Fund	16,714,444	—	—	16,714,444
Rights
Tunisia	—	—	—	—
Warrant
China	—	1,811,960	—	1,811,960
Switzerland	—	6,114,713	—	6,114,713

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      21

Wilmington International Fund (continued)

	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$15,450,374	$—	$15,450,374

Total Investments in Securities	662,608,415	23,400,150	—	686,008,565

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$1,084	$—	$1,084
Financial Futures Contracts	77,681	—	—	77,681

Total Assets - Other Financial Instruments	$77,681	$1,084	$—	$78,765

Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(1,277)	$—	$(1,277)

Total Liabilities - Other Financial Instruments	$—	$(1,277)	$—	$(1,277)

!	Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
*	Non-income producing security.
^	7-Day net yield.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At January 31, 2018, the value of these securities amounted to $0.00 representing 0.00% of total net assets.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2018, these liquid restricted securities amounted to $7,417,811 representing 1.10% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

MSCI - Morgan Stanley Capital International

PCL - Public Company Limited

PLC - Public Limited Company

Reg S - Regulation S

At January 31, 2018, the International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
2/1/2018	Bank of New York	157,851,424 South Korean Won	$147,735	$147,822	$87	$—
2/1/2018	Bank of New York	9,454,712 Thai Baht	300,909	301,875	966	—
2/1/2018	Bank of New York	7,503,054 Philippine Peso	146,227	146,258	31	—
2/1/2018	Bank of New York	693,495 Singapore Dollar	529,614	528,659	—	(955)
2/1/2018	Bank of New York	193,167 Singapore Dollar	147,519	147,253	—	(266)
CONTRACTS SOLD
2/2/2018	Bank of New York	13,231 Euro	16,395	16,427	—	(32)
2/5/2018	Bank of New York	11,476 Euro	14,228	14,252	—	(24)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$1,084	$(1,277)

January 31, 2018 (unaudited)

22     PORTFOLIO OF INVESTMENTS

Wilmington International Fund (concluded)

At January 31, 2018, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
SGX Nifty 50 Index	February 2018	384	$8,415,631	$8,415,631	$8,493,312	$77,681	$—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS						$77,681	$—

(a)	Notional Amount denominated in USD unless otherwise noted.

See Notes which are an integral part of the Financial Statements

January 31, 2018 (unaudited)

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 95.1%
AEROSPACE & DEFENSE – 0.7%
BAE Systems PLC	7,734	$65,228
Huntington Ingalls Industries, Inc.	110	26,129
L3 Technologies, Inc.	790	167,843
Lockheed Martin Corp.	766	271,815
Safran SA	2,531	285,768
United Technologies Corp.	1,795	247,728

TOTAL AEROSPACE & DEFENSE		$1,064,511
AIR FREIGHT & LOGISTICS – 0.6%
CTT-Correios de Portugal SA	11,416	48,899
Deutsche Post AG	7,906	373,686
PostNL NV	26,751	133,516
Royal Mail PLC	5,243	34,951
United Parcel Service, Inc., Class B	3,258	414,809

TOTAL AIR FREIGHT & LOGISTICS		$1,005,861
AIRLINES – 0.6%
Hawaiian Holdings, Inc.	6,905	257,902
Japan Airlines Co. Ltd.	5,254	197,945
JetBlue Airways Corp.*	7,805	162,812
SAS AB*	24,023	58,138
Southwest Airlines Co.	415	25,232
United Continental Holdings, Inc.*	3,154	213,904

TOTAL AIRLINES		$915,933
AUTO COMPONENTS – 1.2%
Aisan Industry Co. Ltd.	3,535	42,516
Autoliv, Inc.	160	24,354
Bridgestone Corp.	3,213	156,162
Cie Generale des Etablissements Michelin	529	84,594
Exedy Corp.	2,945	102,914
Keihin Corp.	5,175	107,178
LCI Industries	1,733	191,063
NGK Spark Plug Co. Ltd.	5,297	139,303
Nissin Kogyo Co. Ltd.	4,705	88,308
NOK Corp.	4,585	106,635
Showa Corp.	6,485	81,085
Sumitomo Electric Industries Ltd.	7,336	125,022
Sumitomo Riko Co. Ltd.	5,080	53,513
Tokai Rika Co. Ltd.	11,147	241,176
Toyoda Gosei Co. Ltd.	3,895	103,289

Description	Number of Shares	Value
Toyota Industries Corp.	2,843	$184,637

TOTAL AUTO COMPONENTS		$1,831,749
AUTOMOBILES – 0.9%
Dongfeng Motor Group Co. Ltd., Class H	49,000	64,017
Harley-Davidson, Inc.	7,330	355,212
Honda Motor Co. Ltd.	8,015	280,896
Isuzu Motors Ltd.	11,740	197,764
Kia Motors Corp.	2,016	65,416
Mitsubishi Motors Corp.	13,965	103,487
Nissan Motor Co. Ltd.	15,103	160,963
Renault SA	642	70,597
Suzuki Motor Corp.	3,345	190,828

TOTAL AUTOMOBILES		$1,489,180
BEVERAGES – 1.2%
Anheuser-Busch InBev SA/NV	2,405	272,139
Asahi Group Holdings Ltd.	3,421	172,068
Coca-Cola Co. (The)	7,278	346,360
Coca-Cola European Partners	1,100	44,167
Diageo PLC	11,971	430,449
Heineken Holding NV	502	53,289
Heineken NV	2,678	301,102
PepsiCo, Inc.	2,869	345,141

TOTAL BEVERAGES		$1,964,715
BIOTECHNOLOGY – 0.1%
Exact Sciences Corp.*	3,087	153,455
BUILDING PRODUCTS – 1.0%
Assa Abloy AB, Class B	10,767	238,435
Cie de Saint-Gobain	3,481	202,328
Lennox International, Inc.	4,581	998,246
Noritz Corp.	5,220	102,994

TOTAL BUILDING PRODUCTS		$1,542,003
CAPITAL MARKETS – 1.9%
Banca Generali SpA	7,177	268,745
CI Financial Corp.	1,426	34,328
FactSet Research Systems, Inc.	2,643	530,424
GAM Holding AG*	5,975	112,214
Ichiyoshi Securities Co. Ltd.	3,880	50,077
IG Group Holdings PLC	20,849	228,827
IGM Financial, Inc.	733	26,179
Intercontinental Exchange Group, Inc.	8,352	616,712
Julius Baer Group Ltd.*	1,648	113,142

January 31, 2018 (unaudited)

24     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Moody’s Corp.	1,350	$218,416
TD Ameritrade Holding Corp.	6,400	357,056
UBS Group AG*	13,570	275,555
UBS Group AG*	7,166	145,613
Uranium Participation Corp.*	7,757	24,595

TOTAL CAPITAL MARKETS		$3,001,883
CHEMICALS – 2.1%
ADEKA Corp.	7,560	133,652
BASF SE	1,290	151,064
China BlueChemical Ltd., Class H	158,000	56,958
Daicel Corp.	17,463	211,469
DowDuPont, Inc.	4,021	303,907
Eastman Chemical Co.	1,265	125,463
Formosa Chemicals & Fibre Corp.	22,000	82,277
Formosa Plastics Corp.	26,000	92,330
Fujimi, Inc.	4,183	99,853
Fuso Chemical Co. Ltd.	2,525	72,510
Johnson Matthey PLC	923	45,344
JSR Corp.	14,416	341,220
LyondellBasell Industries NV, Class A	2,773	332,316
Nan Ya Plastics Corp.	33,000	90,693
Nutrien Ltd.*	4,979	260,601
Praxair, Inc.	1,714	276,794
Sanyo Chemical Industries Ltd.	1,745	92,229
Sherwin-Williams Co. (The)	1,228	512,211

TOTAL CHEMICALS		$3,280,891
COMMERCIAL BANKS – 2.2%
Bank of Ireland Group PLC*	10,276	100,280
Bank of the Ozarks	7,662	382,717
First Citizens BancShares, Inc., Class A	545	231,848
First Republic Bank	5,051	452,317
Huntington Bancshares, Inc.	47,116	762,337
Itau Unibanco Holding SA ADR	15,265	250,346
KeyCorp	5,869	125,597
People’s United Financial, Inc.	3,473	68,314
PNC Financial Services Group, Inc. (The)	4,641	733,371
San-In Godo Bank Ltd. (The)	11,415	117,736
Tochigi Bank Ltd. (The)	8,500	35,271
Toronto-Dominion Bank (The)	2,540	154,506
Unicaja Banco SA*,Ω	39,834	70,178

TOTAL COMMERCIAL BANKS		$3,484,818
COMMERCIAL SERVICES & SUPPLIES – 2.6%
Aeon Delight Co. Ltd.	2,620	95,637
Babcock International Group PLC	1,888	18,389
Cintas Corp.	9,084	1,530,200

Description	Number of Shares	Value
Clean Harbors, Inc.*	10,058	$556,610
ISS A/S	923	36,015
Prosegur Cia de Seguridad SA	23,899	198,802
Relia, Inc.	3,875	46,960
Republic Services, Inc.	3,427	235,778
Securitas AB, Class B	1,875	34,705
Toppan Forms Co. Ltd.	5,635	63,437
UniFirst Corp.	2,112	349,114
Waste Connections, Inc.	8,852	635,751
Waste Management, Inc.	2,978	263,345

TOTAL COMMERCIAL SERVICES & SUPPLIES		$4,064,743
COMMUNICATIONS EQUIPMENT – 1.2%
Cisco Systems, Inc.	11,379	472,684
Motorola Solutions, Inc.	11,018	1,095,850
Nokia OYJ	57,417	276,378
Telefonaktiebolaget LM Ericsson, Class B	20,185	129,616

TOTAL COMMUNICATIONS EQUIPMENT		$1,974,528
COMPUTERS & PERIPHERALS – 0.7%
Acer, Inc.*	102,420	97,165
Asustek Computer, Inc.	5,000	48,206
Catcher Technology Co. Ltd. GDR	4,940	283,056
Compal Electronics, Inc. GDR	31,000	115,404
Melco Holdings, Inc.	935	32,331
Neopost SA	1,133	33,760
NetApp, Inc.	6,939	426,748

TOTAL COMPUTERS & PERIPHERALS		$1,036,670
CONSTRUCTION & ENGINEERING – 1.5%
Chiyoda Corp.	8,590	81,517
Hazama Ando Corp.	19,930	164,121
JGC Corp.	11,808	254,829
Kinden Corp.	4,772	79,511
Kumagai Gumi Co. Ltd.	3,671	103,569
Nippo Corp.	5,960	136,539
Raubex Group Ltd.	20,123	36,148
Skanska AB, Class B	1,589	32,295
Taisei Corp.	2,970	150,989
Toshiba Plant Systems & Services Corp.	5,855	115,309
Toyo Engineering Corp.	4,369	53,227
Vinci SA	11,427	1,234,293

TOTAL CONSTRUCTION & ENGINEERING		$2,442,347
CONSTRUCTION MATERIALS – 0.3%
Anhui Conch Cement Co. Ltd., Class H	36,528	201,256
Imerys SA	285	30,537
LafargeHolcim Ltd.*	2,837	173,741
Vicat SA	943	77,682

TOTAL CONSTRUCTION MATERIALS		$483,216

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      25

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
CONSUMER FINANCE – 0.4%
American Express Co.	1,294	$128,624
Credit Acceptance Corp.*	1,603	528,525

TOTAL CONSUMER FINANCE		$657,149
CONTAINERS & PACKAGING – 2.9%
AMVIG Holdings Ltd.	52,000	13,694
Ball Corp.	23,398	895,675
Graphic Packaging Holding Co.	25,206	407,077
International Paper Co.	16,066	1,009,909
Nampak Ltd.*	63,112	81,246
Packaging Corp. of America	6,781	851,897
RPC Group PLC	66,430	802,668
Silgan Holdings, Inc.	9,429	281,833
WestRock Co.	3,674	244,799

TOTAL CONTAINERS & PACKAGING		$4,588,798
Genuine Parts Co.	1,414	147,155
DIVERSIFIED CONSUMER SERVICES – 0.4%
Benesse Holdings, Inc.	1,385	52,015
New Oriental Education & Technology Group, Inc. ADR	1,627	149,830
Service Corp. International	10,896	435,513

TOTAL DIVERSIFIED CONSUMER SERVICES		$637,358
DIVERSIFIED FINANCIAL SERVICES – 7.6%
Ackermans & van Haaren NV	1,259	234,624
Alpha Bank AE*	7,429	18,087
AMP Ltd.	11,641	49,247
Australia & New Zealand Banking Group Ltd.	4,754	109,484
Banco Santander SA	49,642	368,753
Bank Hapoalim BM	5,460	40,876
Bank Leumi Le-Israel BM	7,811	48,037
Bank of America Corp.	12,642	404,544
Bank of Montreal	1,237	101,907
Bank of Nova Scotia (The)	3,759	249,936
Bank of Nova Scotia (The)	1,901	126,301
Bank of the Philippine Islands	29,270	68,011
BDO Unibank, Inc.	30,340	90,488
Berkshire Hathaway, Inc., Class B*	5,669	1,215,320
BNP Paribas SA	3,015	249,303
BOC Hong Kong Holdings Ltd.	13,000	66,391
BPER Banca	15,601	90,979
CaixaBank SA	28,440	153,492
Canadian Imperial Bank of Commerce	896	88,769
Cerved Information Solutions SpA	17,728	249,817
Citigroup, Inc.	5,018	393,813
Commonwealth Bank of Australia	2,200	139,818
CTBC Financial Holding Co. Ltd.	129,000	94,275

Description	Number of Shares	Value
Dah Sing Financial Holdings Ltd.	5,615	$37,899
DBS Group Holdings Ltd.	4,952	99,659
E.Sun Financial Holding Co. Ltd.	114,778	75,612
G-Resources Group Ltd.*	1,310,400	16,081
Grupo de Inversiones Suramericana SA	5,490	77,611
Hang Seng Bank Ltd.	2,600	61,887
HDFC Bank Ltd. ADR	2,169	235,532
HSBC Holdings PLC	38,985	415,755
Hua Nan Financial Holdings Co. Ltd.	151,950	90,715
ING Groep NV	26,708	524,915
Intesa Sanpaolo SpA	77,376	303,619
JPMorgan Chase & Co.	4,559	527,339
KB Financial Group, Inc. ADR*	2,058	128,975
Mega Financial Holding Co. Ltd.	100,000	86,806
Mitsubishi UFJ Financial Group, Inc.	93,047	699,578
Mizrahi Tefahot Bank Ltd.	1,264	24,629
Mizuho Financial Group, Inc.	107,810	202,742
National Australia Bank Ltd.	4,496	105,535
National Bank of Canada	1,195	62,023
Nordea Bank AB	40,071	494,486
OTP Bank PLC	4,981	230,925
Oversea-Chinese Banking Corp. Ltd.	9,220	90,879
Royal Bank of Canada	1,915	163,974
Sberbank of Russia PJSC ADR	18,968	383,912
Shinhan Financial Group Co. Ltd.	2,439	121,739
Shinhan Financial Group Co. Ltd. ADR*	1,852	91,137
SinoPac Financial Holdings Co. Ltd.	283,875	97,886
Skandinaviska Enskilda Banken AB, Class A	4,274	53,990
Societe Generale SA	3,079	179,115
Standard Chartered PLC*	14,332	166,783
Sumitomo Mitsui Financial Group, Inc.	5,415	241,956
Sumitomo Mitsui Trust Holdings, Inc.	6,995	290,065
Svenska Handelsbanken AB, Class A	4,628	67,336
Swedbank AB, Class A	3,036	77,596
Taishin Financial Holding Co. Ltd.	131,995	66,574
UniCredit SpA*	9,136	201,290
United Overseas Bank Ltd.	3,941	82,407
Wells Fargo & Co.	4,860	319,691
Westpac Banking Corp.	5,043	125,811

TOTAL DIVERSIFIED FINANCIAL SERVICES		$11,976,736
DIVERSIFIED TELECOMMUNICATION SERVICES – 1.9%
AT&T, Inc.	10,746	402,438
BCE, Inc.	761	35,588
Bezeq The Israeli Telecommunication Corp. Ltd.	14,209	23,456
BT Group PLC	96,157	348,762
China Telecom Corp. Ltd., Class H	294,000	145,447

January 31, 2018 (unaudited)

26     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Deutsche Telekom AG	5,719	$100,294
Hellenic Telecommunications Organization SA	8,316	130,609
HKT Trust & HKT Ltd.	20,000	24,928
KT Corp. ADR*	7,608	113,740
Magyar Telekom Telecommunications PLC ADR	8,480	79,882
Nippon Telegraph & Telephone Corp.	20,507	975,102
Orange SA	4,646	83,900
Proximus SADP	951	32,068
Rostelecom PJSC ADR	1,650	11,583
Singapore Telecommunications Ltd.	22,700	61,258
Spark New Zealand Ltd.	11,152	29,504
Swisscom AG	95	51,891
Telenor ASA	3,908	91,504
Telia Co. AB	10,460	52,500
Telstra Corp. Ltd.	13,882	41,053
TELUS Corp.	1,005	37,839
Verizon Communications, Inc.	3,680	198,978

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$3,072,324
ELECTRIC UTILITIES – 1.7%
Avangrid, Inc.	12,771	622,203
China Longyuan Power Group Corp. Ltd., Class H	330,000	241,299
CLP Holdings Ltd.	5,500	56,141
Edison International	8,895	556,204
Emera, Inc.	502	18,570
Endesa SA	1,616	36,390
Eversource Energy	1,369	86,370
Fortis, Inc.	1,481	52,329
Iberdrola SA	12,457	101,427
Iberdrola SA*	270	2,198
Pinnacle West Capital Corp.	615	49,169
Power Assets Holdings Ltd.	33,510	297,932
Red Electrica Corp. SA	2,010	42,599
Southern Co. (The)	5,183	233,805
SSE PLC	14,755	273,291

TOTAL ELECTRIC UTILITIES		$2,669,927
ELECTRICAL EQUIPMENT – 1.0%
AMETEK, Inc.	7,376	562,789
Eaton Corp. PLC	4,737	397,766
Rockwell Automation, Inc.	913	180,126
TE Connectivity Ltd.	2,391	245,149
Ushio, Inc.	5,635	85,890
Zumtobel Group AG	4,554	53,459

TOTAL ELECTRICAL EQUIPMENT		$1,525,179

Description	Number of Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.7%
Citizen Watch Co. Ltd.	10,580	$80,825
Enplas Corp.	2,363	89,070
Hitachi High-Technologies Corp.	4,561	213,908
Hon Hai Precision Industry Co. Ltd.	27,000	85,413
Hosiden Corp.	7,715	127,983
Nichicon Corp.	6,365	85,356
Simplo Technology Co. Ltd.	10,440	66,805
Zebra Technologies Corp., Class A*	2,533	311,964

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,061,324
ENERGY EQUIPMENT & SERVICES – 0.1%
Fugro NV*	3,845	64,112
Saipem SpA*	17,982	84,190

TOTAL ENERGY EQUIPMENT & SERVICES		$148,302
FOOD & STAPLES RETAILING – 1.0%
Alimentation Couche Tard, Inc., Class B	1,237	64,716
Cawachi Ltd.	1,320	32,138
CECONOMY AG	5,030	72,349
Costco Wholesale Corp.	1,076	209,680
CVS Health Corp.	403	31,712
George Weston Ltd.	326	28,550
ICA Gruppen AB	666	26,015
J Sainsbury PLC	39,918	143,111
Koninklijke Ahold Delhaize NV	3,260	72,733
Kroger Co. (The)	666	20,220
Loblaw Cos. Ltd.	856	46,370
Matsumotokiyoshi Holdings Co. Ltd.	11,280	462,380
METRO AG*	4,436	96,382
Metro, Inc.	1,127	37,713
SPAR Group Ltd. (The)	1,536	26,581
Walgreens Boots Alliance, Inc.	1,883	141,715
Wesfarmers Ltd.	2,512	88,679

TOTAL FOOD & STAPLES RETAILING		$1,601,044
FOOD PRODUCTS – 1.8%
B&G Foods, Inc.	5,261	173,613
Bunge Ltd.	215	17,077
Ebro Foods SA	9,828	242,088
Hershey Co. (The)	3,270	360,779
Hormel Foods Corp.	8,258	283,497
Ingredion, Inc.	4,321	620,668
JM Smucker Co. (The)	318	40,351
Kellogg Co.	756	51,491
Marine Harvest ASA*	1,943	33,636
Nestle SA	4,774	412,490
Pinnacle Foods, Inc.	3,773	233,700

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      27

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Tate & Lyle PLC	3,083	$28,094
Tiger Brands Ltd.	992	38,604
Viscofan SA	4,364	305,042
Wilmar International Ltd.	11,190	27,297

TOTAL FOOD PRODUCTS		$2,868,427
GAS UTILITIES – 0.6%
Gas Natural SDG SA	2,350	54,283
Rubis SCA	8,257	608,941
UGI Corp.	6,431	294,347

TOTAL GAS UTILITIES		$957,571
HEALTH CARE EQUIPMENT & SUPPLIES – 2.1%
Baxter International, Inc.	6,207	447,090
Becton Dickinson & Co.	1,561	379,229
DENTSPLY SIRONA, Inc.	797	48,466
Hologic, Inc.*	6,227	265,893
Insulet Corp.*	4,373	334,666
Medtronic PLC	4,559	391,573
Smith & Nephew PLC	3,205	57,747
Steris PLC	11,153	1,014,031
Stryker Corp.	1,914	314,623

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$3,253,318
HEALTH CARE PROVIDERS & SERVICES – 2.3%
AmerisourceBergen Corp.	4,741	472,535
BML, Inc.	7,562	203,925
Cardinal Health, Inc.	3,455	248,034
HCA Healthcare, Inc.*	5,365	542,723
Laboratory Corp. of America Holdings*	3,420	596,790
McKesson Corp.	2,550	430,644
Quest Diagnostics, Inc.	2,257	238,836
Suzuken Co. Ltd.	2,215	94,245
UnitedHealth Group, Inc.	1,495	353,986
Universal Health Services, Inc., Class B	4,328	525,852

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,707,570
HEALTH CARE TECHNOLOGY – 0.0%**
AGFA-Gevaert NV*	12,624	63,415
HOTELS, RESTAURANTS & LEISURE – 1.7%
Choice Hotels International, Inc.	10,336	849,102
Compass Group PLC	10,769	226,680
Hilton Worldwide Holdings, Inc.	5,934	508,247
HIS Co. Ltd.	1,970	71,098
Marriott International, Inc., Class A	402	59,231
McDonald’s Corp.	1,998	341,938
Melco Resorts & Entertainment Ltd. ADR	7,231	215,339
Royal Caribbean Cruises Ltd.	1,032	137,824
Wyndham Worldwide Corp.	302	37,487

Description	Number of Shares	Value
Yum! Brands, Inc.	2,765	$233,891

TOTAL HOTELS, RESTAURANTS & LEISURE		$2,680,837
HOUSEHOLD DURABLES – 1.9%
Alpine Electronics, Inc.	6,529	147,421
Casio Computer Co. Ltd.	5,735	86,942
Funai Electric Co. Ltd.	6,230	47,251
Husqvarna AB, Class B	3,097	32,315
Neinor Homes SA*,Ω	7,761	178,261
Newell Brands, Inc.	12,513	330,844
Nikon Corp.	3,435	66,611
NVR, Inc.*	346	1,099,647
Persimmon PLC	7,923	281,462
Pioneer Corp.*	42,510	90,339
Sekisui Chemical Co. Ltd.	7,830	149,184
Token Corp.	1,180	135,543
Toll Brothers, Inc.	5,996	279,294
Whirlpool Corp.	87	15,784

TOTAL HOUSEHOLD DURABLES		$2,940,898
HOUSEHOLD PRODUCTS – 0.6%
Colgate-Palmolive Co.	3,950	293,248
Essity AB, Class B*	1,943	58,192
Henkel AG & Co. KGaA	421	52,688
Procter & Gamble Co. (The)	3,113	268,776
Reckitt Benckiser Group PLC	2,344	226,412
Svenska Cellulosa AB, Class B	1,943	20,106

TOTAL HOUSEHOLD PRODUCTS		$919,422
INDUSTRIAL CONGLOMERATES – 0.6%
CK Hutchison Holdings Ltd.	6,000	80,996
Far Eastern New Century Corp.	67,000	59,884
Koninklijke Philips NV	2,835	115,661
Rheinmetall AG	470	66,464
Siemens AG	3,396	515,067
Smiths Group PLC	1,915	43,463

TOTAL INDUSTRIAL CONGLOMERATES		$881,535
INSURANCE – 8.5%
Admiral Group PLC	1,290	33,848
Aflac, Inc.	2,635	232,407
Ageas	2,722	143,765
Alleghany Corp.*	449	281,837
Allianz SE	893	225,623
Allstate Corp. (The)	771	76,152
Arthur J Gallagher & Co.	2,576	175,992
Assicurazioni Generali SpA	22,802	452,111
Baloise Holding AG	259	42,381
Cathay Financial Holding Co. Ltd.	35,000	65,568
Chubb Ltd.	2,419	377,727

January 31, 2018 (unaudited)

28     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Cincinnati Financial Corp.	2,306	$177,331
CNO Financial Group, Inc.	17,663	434,333
Coface SA*	5,590	62,740
Dai-ichi Life Holdings, Inc.	6,705	140,371
Direct Line Insurance Group	7,430	38,959
Enstar Group Ltd.*	2,015	418,314
Fairfax Financial Holdings Ltd.	2,086	1,097,270
FNF Group	7,906	308,176
Gjensidige Forsikring ASA	1,467	27,670
Great-West Lifeco, Inc.	1,372	38,795
Hannover Rueck SE	312	42,649
Industrial Alliance Insurance & Financial Services, Inc.	653	31,264
Insurance Australia Group Ltd.	9,698	56,578
Intact Financial Corp.	10,219	856,817
Lincoln National Corp.	1,322	109,462
Markel Corp.*	1,355	1,555,120
Marsh & McLennan Cos., Inc.	3,199	267,180
MetLife, Inc.	5,487	263,760
MS&AD Insurance Group Holdings, Inc.	6,724	228,568
Muenchener Rueckversicherungs AG	381	89,663
Ping An Insurance Group Co. of China Ltd., Class H	19,200	227,401
Power Corp. of Canada	1,671	42,644
Power Financial Corp.	1,290	35,585
Rand Merchant Investment Holdings Ltd.	17,427	65,214
RenaissanceRe Holdings Ltd.	435	55,306
RSA Insurance Group PLC	4,985	43,855
Sampo Oyj, Class A	1,383	80,308
Shin Kong Financial Holding Co. Ltd.	244,990	89,942
Sony Financial Holdings, Inc.	34,646	632,812
Storebrand ASA	7,394	66,258
Sun Life Financial, Inc.	1,629	70,683
Suncorp Group Ltd.	4,727	52,031
Swiss Life Holding AG*	135	50,693
Swiss Re AG	774	76,340
T&D Holdings, Inc.	19,330	344,034
Tokio Marine Holdings, Inc.	11,195	527,089
Tongyang Life Insurance Co. Ltd.	7,418	54,670
Torchmark Corp.	4,998	454,068
Travelers Cos., Inc. (The)	444	66,564
Unum Group	2,033	108,135
White Mountains Insurance Group Ltd.	395	331,760
Willis Towers Watson PLC	4,058	651,187
XL Group Ltd.	4,453	164,049
Zurich Insurance Group AG	2,293	753,617

TOTAL INSURANCE		$13,396,676

Description	Number of Shares	Value
INTERNET & CATALOG RETAIL – 0.3%
Priceline Group, Inc. (The)*	77	$147,228
Qliro Group AB*	16,582	34,090
Wayfair, Inc., Class A*	2,536	233,337

TOTAL INTERNET & CATALOG RETAIL		$414,655
INTERNET SOFTWARE & SERVICES – 1.6%
Alibaba Group Holding Ltd. ADR*	1,133	231,461
Alphabet, Inc., Class C*	417	487,865
Cimpress NV*	1,155	147,159
CoStar Group, Inc.*	880	304,577
DeNA Co. Ltd.	9,652	208,919
Facebook, Inc., Class A*	1,974	368,921
GoDaddy, Inc., Class A*	4,827	266,595
Gree, Inc.	7,990	51,818
Mimecast Ltd.*	4,690	144,217
Tencent Holdings Ltd.	3,553	210,564
Yandex NV, Class A*	4,479	173,472

TOTAL INTERNET SOFTWARE & SERVICES		$2,595,568
IT SERVICES – 3.6%
Accenture PLC, Class A	4,586	736,970
Amdocs Ltd.	6,472	442,685
Automatic Data Processing, Inc.	4,408	544,961
Black Knight, Inc.*	9,842	487,179
Booz Allen Hamilton Holding Corp.	7,202	282,174
Capgemini SE	2,660	353,207
CGI Group, Inc., Class A*	870	49,795
CSRA, Inc.	9,061	301,550
DTS Corp.	3,798	138,637
DXC Technology Co.	6,333	630,450
Fidelity National Information Services, Inc.	4,489	459,494
FleetCor Technologies, Inc.*	1,237	262,862
Fujitsu Ltd.	21,485	158,210
Genpact Ltd.	8,249	279,971
International Business Machines Corp.	891	145,857
Sopra Steria Group	350	71,048
Visa, Inc., Class A	2,761	342,999

TOTAL IT SERVICES		$5,688,049
LEISURE EQUIPMENT & PRODUCTS – 0.1%
Sankyo Co. Ltd.	2,650	85,930
LIFE SCIENCES TOOLS & SERVICES – 0.0%**
CMIC Holdings Co. Ltd.	1,700	32,561
MACHINERY – 3.2%
Allison Transmission Holdings, Inc.	8,617	381,216
Alstom SA	2,102	92,255
Amada Holdings Co. Ltd.	10,566	156,404

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      29

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Caterpillar, Inc.	2,399	$390,509
Cummins, Inc.	299	56,212
Deere & Co.	4,044	673,002
Dover Corp.	346	36,749
FANUC Corp.	848	228,953
Hisaka Works Ltd.	2,200	22,852
IDEX Corp.	6,904	990,586
Ingersoll-Rand PLC	1,708	161,628
Japan Steel Works Ltd. (The)	1,795	55,986
Komatsu Ltd.	3,500	135,774
Middleby Corp.*	3,174	432,489
Mitsubishi Heavy Industries Ltd.	3,982	149,621
PACCAR, Inc.	7,480	557,709
SMC Corp.	305	149,525
Tadano Ltd.	5,400	94,180
Takuma Co. Ltd.	8,280	112,099
Toshiba Machine Co. Ltd.	8,720	71,169
Wabtec Corp.	186	15,073
Xylem, Inc.	1,897	137,077

TOTAL MACHINERY		$5,101,068
MARINE – 0.2%
D/S Norden A/S*	3,466	69,037
Kuehne + Nagel International AG	772	141,751
Pacific Basin Shipping Ltd.*	278,160	64,360

TOTAL MARINE		$275,148
MEDIA – 0.9%
Avex, Inc.	4,705	70,163
CBS Corp., Non-Voting	598	34,451
DISH Network Corp., Class A*	6,217	291,577
Fuji Media Holdings, Inc.	3,795	62,120
Gendai Agency, Inc.	1,300	6,728
Lagardere SCA	870	27,133
Metropole Television SA	978	26,616
Nippon Television Holdings, Inc.	18,517	324,985
Proto Corp.	950	14,315
Publicis Groupe SA	690	47,700
RTL Group SA	220	18,656
RTL Group SA	79	6,674
SES SA	16,943	264,419
Television Francaise 1	5,469	82,024
TV Asahi Holdings Corp.	6,665	137,488
WPP PLC	3,110	56,433

TOTAL MEDIA		$1,471,482
METALS & MINING – 1.6%
Acacia Mining PLC	10,374	27,323

Description	Number of Shares	Value
Anglo American Platinum Ltd.*	2,378	$71,262
Anglo American PLC	14,909	361,686
ArcelorMittal ADR*	8,247	300,108
Barrick Gold Corp.	5,897	84,811
Centerra Gold, Inc.*	12,490	64,481
Chubu Steel Plate Co. Ltd.	2,000	17,001
Compass Minerals International, Inc.	3,912	285,185
Eldorado Gold Corp.	25,675	33,377
Gerdau SA ADR	40,136	179,809
Glencore PLC*	14,397	82,523
Gold Fields Ltd.	23,523	101,052
Impala Platinum Holdings Ltd.*	14,257	43,747
Kinross Gold Corp.*	13,308	57,624
Kyoei Steel Ltd.	3,875	70,635
Nakayama Steel Works Ltd.	5,890	40,195
Neturen Co. Ltd.	1,965	21,293
Northern Dynasty Minerals Ltd.*	2,500	2,480
Nucor Corp.	1,737	116,310
Pacific Metals Co. Ltd.*	2,097	68,767
Petra Diamonds Ltd.*	37,082	31,590
Resolute Mining Ltd.	32,774	30,899
Salzgitter AG	1,180	71,201
Tokyo Steel Manufacturing Co. Ltd.	8,840	78,302
Western Areas Ltd.	31,143	82,814
Yamato Kogyo Co. Ltd.	7,705	220,556

TOTAL METALS & MINING		$2,545,031
MULTILINE RETAIL – 0.6%
Canadian Tire Corp. Ltd., Class A	339	47,303
Dollar General Corp.	3,194	329,365
Dollar Tree, Inc.*	3,614	415,610
Harvey Norman Holdings Ltd.	5,175	18,849
Marks & Spencer Group PLC	22,429	95,951

TOTAL MULTILINE RETAIL		$907,078
MULTI-UTILITIES – 1.1%
Atco Ltd., Class I	611	22,095
Canadian Utilities Ltd., Class A	870	25,753
Centrica PLC	59,618	112,964
CMS Energy Corp.	1,411	63,142
Dominion Energy, Inc.	1,446	110,532
E.ON SE	37,984	398,921
Engie SA	7,361	127,765
Innogy SEΩ	7,429	283,162
National Grid PLC	47,573	543,547
RWE AG*	3,690	73,851

TOTAL MULTI-UTILITIES		$1,761,732

January 31, 2018 (unaudited)

30     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
OFFICE ELECTRONICS – 0.1%
Canon, Inc.	3,315	$132,059
OIL, GAS & CONSUMABLE FUELS – 3.3%
Advantage Oil & Gas Ltd.*	8,139	26,137
ARC Resources Ltd.	2,643	29,073
BP PLC	55,659	396,006
Canadian Natural Resources Ltd.	8,439	288,192
Chevron Corp.	3,707	464,672
Enagas SA	1,237	33,711
Eni SpA	16,058	288,806
EOG Resources, Inc.	3,481	400,315
Gazprom PJSC ADR	32,056	159,639
Imperial Oil Ltd.	7,069	222,242
Inpex Corp.	7,290	94,756
Inter Pipeline Ltd.	5,175	99,209
Japan Petroleum Exploration Co. Ltd.	3,540	97,604
Kinder Morgan, Inc.	10,204	183,468
LUKOIL PJSC ADR	2,355	155,077
Painted Pony Energy Ltd.*	13,909	26,461
Pembina Pipeline Corp.	9,000	306,990
Petroleo Brasileiro SA ADR*	7,866	105,090
Royal Dutch Shell PLC, Class B	21,953	778,002
Statoil ASA	3,174	74,112
Surgutneftegas OJSC ADR	21,005	106,915
TOTAL SA	15,525	898,898
Tourmaline Oil Corp.*	2,478	40,031

TOTAL OIL, GAS & CONSUMABLE FUELS		$5,275,406
PAPER & FOREST PRODUCTS – 0.3%
Domtar Corp.	7,733	397,167
PERSONAL PRODUCTS – 0.4%
Unilever NV	6,399	370,621
Unilever NV ADR	4,487	257,958

TOTAL PERSONAL PRODUCTS		$628,579
PHARMACEUTICALS – 4.5%
Almirall SA	3,647	39,574
AstraZeneca PLC	10,132	702,968
AstraZeneca PLC ADR	7,074	248,014
Bristol-Myers Squibb Co.	10,790	675,454
Eisai Co. Ltd.	6,800	388,118
GlaxoSmithKline PLC	6,629	124,278
Hikma Pharmaceuticals PLC	10,254	140,787
Johnson & Johnson	2,547	351,970
Merck & Co., Inc.	15,740	932,595
Merck KGaA	449	49,068
Novartis AG	6,566	593,991

Description	Number of Shares	Value
Ono Pharmaceutical Co. Ltd.	29,849	$736,724
Pfizer, Inc.	10,066	372,845
Roche Holding AG	3,806	938,261
Sanofi	1,706	150,639
Takeda Pharmaceutical Co. Ltd.	7,775	456,871
Zoetis, Inc.	2,983	228,886

TOTAL PHARMACEUTICALS		$7,131,043
PROFESSIONAL SERVICES – 0.5%
Adecco Group AG*	1,232	101,393
Equifax, Inc.	951	118,808
Experian PLC	6,553	151,008
Hays PLC	39,688	113,942
RELX NV	3,220	71,621
SThree PLC	3,960	19,960
TransUnion*	2,567	152,377
Wolters Kluwer NV	1,195	63,248

TOTAL PROFESSIONAL SERVICES		$792,357
REAL ESTATE INVESTMENT TRUSTS – 3.2%
American Tower Corp.	10,543	1,557,201
Ascendas Real Estate Investment Trust	15,520	32,654
AvalonBay Communities, Inc.	997	169,889
Brixmor Property Group, Inc.	11,585	188,025
CapitaLand Mall Trust	17,640	28,239
Dexus	5,026	38,596
Federal Realty Investment Trust	203	24,522
Fonciere Des Regions	259	28,442
Goodman Group	7,851	51,180
GPT Group (The)	9,373	37,990
Growthpoint Properties Ltd.	13,678	32,052
H&R Real Estate Investment Trust	1,195	20,422
ICADE	299	32,408
Kimco Realty Corp.	3,301	52,519
Klepierre SA	1,005	45,905
LaSalle Logiport REIT	183	197,634
Mid-America Apartment Communities, Inc.	285	27,180
Mirvac Group	20,701	36,698
Park Hotels & Resorts, Inc.	10,037	290,170
Public Storage	3,484	682,028
SL Green Realty Corp.	152	15,279
Stockland	11,369	38,660
Store Capital Corp.	10,299	252,428
UDR, Inc.	1,414	51,653
Unibail-Rodamco SE	1,235	316,785
Vicinity Centres	16,613	36,010
Welltower, Inc.	2,313	138,711
Weyerhaeuser Co.	14,735	553,152

TOTAL REAL ESTATE INVESTMENT TRUSTS		$4,976,432

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      31

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.5%
CapitaLand Ltd.	14,270	$41,772
City Developments Ltd.	3,410	34,469
CK Asset Holdings Ltd.	10,000	95,428
Daito Trust Construction Co. Ltd.	589	102,861
Henderson Land Development Co. Ltd.	5,400	37,760
Hongkong Land Holdings Ltd.	5,480	39,456
Hysan Development Co. Ltd.	5,000	27,932
LendLease Group	3,070	39,185
Nexity SA*	3,521	212,019
Sun Hung Kai Properties Ltd.	5,000	86,863
Swire Pacific Ltd., Class A	3,500	35,011
Swire Properties Ltd.	8,600	30,068
UOL Group Ltd.	4,463	31,130

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$813,954
ROAD & RAIL – 2.5%
AMERCO	1,986	725,049
Canadian National Railway Co.	17,530	1,404,965
ComfortDelGro Corp. Ltd.	14,660	23,469
CSX Corp.	4,173	236,901
DSV A/S	2,082	171,228
Genesee & Wyoming, Inc., Class A*	10,311	823,333
Go-Ahead Group PLC	3,632	83,284
JB Hunt Transport Services, Inc.	2,301	278,030
Kansas City Southern	1,657	187,456

TOTAL ROAD & RAIL		$3,933,715
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.0%
Intel Corp.	12,032	579,220
Marvell Technology Group Ltd.	21,549	502,738
Maxim Integrated Products, Inc.	5,740	350,140
MediaTek, Inc.	4,975	51,038
Microchip Technology, Inc.	407	38,755
Micron Technology, Inc.*	5,501	240,504
Miraial Co. Ltd.	1,500	30,860
QUALCOMM, Inc.	8,131	554,941
Shinko Electric Industries Co. Ltd.	9,310	78,799
Siliconware Precision Industries Co. Ltd.	32,000	55,336
Skyworks Solutions, Inc.	2,446	237,776
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	227,479
Tokyo Seimitsu Co. Ltd.	4,515	196,862
United Microelectronics Corp.	128,000	62,583

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$3,207,031
SOFTWARE – 1.5%
Alpha Systems, Inc.	400	9,259
Microsoft Corp.	9,790	930,148
Nexon Co. Ltd.*	6,585	218,656

Description	Number of Shares	Value
NHN Entertainment Corp.*	1,033	$80,001
Nice Ltd.	394	35,972
NSD Co. Ltd.	5,375	113,438
Open Text Corp.	1,195	40,921
SS&C Technologies Holdings, Inc.	13,532	680,389
Workday, Inc., Class A*	2,740	328,499

TOTAL SOFTWARE		$2,437,283
SPECIALTY RETAIL – 1.6%
Camping World Holdings, Inc., Class A	4,462	199,674
CarMax, Inc.*	4,224	301,467
Halfords Group PLC	15,339	74,049
Hikari Tsushin, Inc.	698	101,340
Home Depot, Inc. (The)	2,177	437,359
Honeys Holdings Co. Ltd.	2,355	24,398
Kingfisher PLC	9,413	46,377
L Brands, Inc.	5,498	275,395
Nishimatsuya Chain Co. Ltd.	11,835	139,197
PAL GROUP Holdings Co. Ltd.	1,540	43,942
Ross Stores, Inc.	2,496	205,645
Shimamura Co. Ltd.	1,005	118,111
TJX Cos., Inc. (The)	4,580	367,866
Tractor Supply Co.	1,155	88,069
Xebio Holdings Co. Ltd.	3,935	83,588

TOTAL SPECIALTY RETAIL		$2,506,477
TEXTILES, APPAREL & LUXURY GOODS – 0.6%
361 Degrees International Ltd.	95,310	34,724
Daphne International Holdings Ltd.*	179,140	11,908
Geox SpA	12,547	42,839
Hanesbrands, Inc.	10,300	223,716
NIKE, Inc., Class B	6,348	433,061
Sanyo Shokai Ltd.	2,470	47,966
VF Corp.	2,180	176,885
Xtep International Holdings Ltd.	120,790	54,816

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,025,915
TOBACCO – 1.2%
Altria Group, Inc.	5,599	393,834
British American Tobacco PLC	12,191	834,139
Imperial Brands PLC	1,970	81,074
Japan Tobacco, Inc.	6,592	218,103
Philip Morris International, Inc.	2,814	301,745
Swedish Match AB	1,032	41,804

TOTAL TOBACCO		$1,870,699
TRADING COMPANIES & DISTRIBUTORS – 1.0%
Brenntag AG	7,864	509,856
Fastenal Co.	6,036	331,739
ITOCHU Corp.	28,525	558,899

January 31, 2018 (unaudited)

32     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Rexel SA	5,986	$107,912
SIG PLC	25,993	60,009

TOTAL TRADING COMPANIES & DISTRIBUTORS		$1,568,415
TRANSPORTATION INFRASTRUCTURE – 0.5%
Abertis Infraestructuras SA	2,822	68,392
Hamburger Hafen und Logistik AG	1,539	42,916
Jiangsu Expressway Co. Ltd., Class H	284,000	437,836
Sydney Airport	38,736	212,564

TOTAL TRANSPORTATION INFRASTRUCTURE		$761,708
WATER UTILITIES – 0.2%
Guangdong Investment Ltd.	205,640	305,990
WIRELESS TELECOMMUNICATION SERVICES – 1.3%
China Mobile Ltd.	21,900	231,244
KDDI Corp.	32,796	827,035
Millicom International Cellular SA	5,271	392,989
NTT DOCOMO, Inc.	14,980	371,104
Orange Belgium SA	2,581	54,540
Rogers Communications, Inc., Class B	1,277	62,324
StarHub Ltd.	6,870	15,135
Vodacom Group Ltd.	2,390	32,986

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,987,357

TOTAL COMMON STOCKS (COST $129,542,168)		$150,121,357
INVESTMENT COMPANIES – 0.1%
EQUITY FUNDS – 0.1%
iShares Core MSCI EAFE ETF	1,335	92,823

Description	Number of Shares	Value
Nomura TOPIX ETF	5,191	$89,964

TOTAL EQUITY FUNDS		$182,787

TOTAL INVESTMENT COMPANIES (COST $172,826)		$182,787
PREFERRED STOCKS – 0.3%
CONSUMER DISCRETIONARY – 0.2%
Volkswagen AG 1.24%	1,158	254,506
TELECOMMUNICATION SERVICES – 0.0%**
Telefonica Brasil SA 2.41%	3,400	57,467
UTILITIES – 0.1%
Cia Paranaense de Energia 3.73%	11,300	86,931

TOTAL PREFERRED STOCKS (COST $373,874)		$398,904
RIGHT – 0.0%**
UniCredit SpA*,††	9,136	45

TOTAL RIGHT (COST $0)		$45
MONEY MARKET FUND – 2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.21%^	3,851,861	3,851,861

TOTAL MONEY MARKET FUND (COST $3,851,861)		$3,851,861

TOTAL INVESTMENTS – 97.9% (COST $133,940,729)		$154,554,954
OTHER ASSETS LESS LIABILITIES – 2.1%		3,363,910

TOTAL NET ASSETS – 100.0%		$157,918,864

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      33

Wilmington Global Alpha Equities Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Aerospace & Defense	$1,064,511	$—	$—	$1,064,511
Air Freight & Logistics	1,005,861	—	—	1,005,861
Airlines	915,933	—	—	915,933
Auto Components	1,831,749	—	—	1,831,749
Automobiles	1,489,180	—	—	1,489,180
Beverages	1,964,715	—	—	1,964,715
Biotechnology	153,455	—	—	153,455
Building Products	1,542,003	—	—	1,542,003
Capital Markets	3,001,883	—	—	3,001,883
Chemicals	3,280,891	—	—	3,280,891
Commercial Banks	3,484,818	—	—	3,484,818
Commercial Services & Supplies	4,064,743	—	—	4,064,743
Communications Equipment	1,974,528	—	—	1,974,528
Computers & Peripherals	1,036,670	—	—	1,036,670
Construction & Engineering	2,442,347	—	—	2,442,347
Construction Materials	483,216	—	—	483,216
Consumer Finance	657,149	—	—	657,149
Containers & Packaging	4,588,798	—	—	4,588,798
Distributors	147,155	—	—	147,155
Diversified Consumer Services	637,358	—	—	637,358
Diversified Financial Services	11,976,736	—	—	11,976,736
Diversified Telecommunication Services	3,072,324	—	—	3,072,324
Electric Utilities	2,669,927	—	—	2,669,927
Electrical Equipment	1,525,179	—	—	1,525,179
Electronic Equipment, Instruments & Components	1,061,324	—	—	1,061,324
Energy Equipment & Services	148,302	—	—	148,302
Food & Staples Retailing	1,601,044	—	—	1,601,044
Food Products	2,868,427	—	—	2,868,427
Gas Utilities	957,571	—	—	957,571
Health Care Equipment & Supplies	3,253,318	—	—	3,253,318
Health Care Providers & Services	3,707,570	—	—	3,707,570
Health Care Technology	63,415	—	—	63,415
Hotels, Restaurants & Leisure	2,680,837	—	—	2,680,837
Household Durables	2,940,898	—	—	2,940,898
Household Products	919,422	—	—	919,422
Industrial Conglomerates	881,535	—	—	881,535
Insurance	13,396,676	—	—	13,396,676
Internet & Catalog Retail	414,655	—	—	414,655
Internet Software & Services	2,595,568	—	—	2,595,568
IT Services	5,688,049	—	—	5,688,049
Leisure Equipment & Products	85,930	—	—	85,930
Life Sciences Tools & Services	32,561	—	—	32,561

January 31, 2018 (unaudited)

34     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total
Machinery	$5,101,068	$—	$—	$5,101,068
Marine	275,148	—	—	275,148
Media	1,471,482	—	—	1,471,482
Metals & Mining	2,545,031	—	—	2,545,031
Multiline Retail	907,078	—	—	907,078
Multi-Utilities	1,761,732	—	—	1,761,732
Office Electronics	132,059	—	—	132,059
Oil, Gas & Consumable Fuels	5,275,406	—	—	5,275,406
Paper & Forest Products	397,167	—	—	397,167
Personal Products	628,579	—	—	628,579
Pharmaceuticals	7,131,043	—	—	7,131,043
Professional Services	792,357	—	—	792,357
Real Estate Investment Trusts	4,976,432	—	—	4,976,432
Real Estate Management & Development	813,954	—	—	813,954
Road & Rail	3,933,715	—	—	3,933,715
Semiconductors & Semiconductor Equipment	3,207,031	—	—	3,207,031
Software	2,437,283	—	—	2,437,283
Specialty Retail	2,506,477	—	—	2,506,477
Textiles, Apparel & Luxury Goods	1,025,915	—	—	1,025,915
Tobacco	1,870,699	—	—	1,870,699
Trading Companies & Distributors	1,568,415	—	—	1,568,415
Transportation Infrastructure	761,708	—	—	761,708
Water Utilities	305,990	—	—	305,990
Wireless Telecommunication Services	1,987,357	—	—	1,987,357
Investment Companies	182,787	—	—	182,787
Preferred Stocks	398,904	—	—	398,904
Rights	—	45	—	45
Money Market Fund	3,851,861	—	—	3,851,861

Total Investments in Securities	154,554,909	45	—	154,554,954

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$793	$—	$793
Financial Futures Contracts	57,314	—	—	57,314

Total Assets – Other Financial Instruments	$57,314	$793	$—	$58,107

Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(636,776)	$—	$(636,776)
Financial Futures Contracts	(4,191,117)	—	—	(4,191,117)

Total Liabilities – Other Financial Instruments	$(4,191,117)	$(636,776)	$—	$(4,827,893)

!	Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
*	Non-income producing security.
^	7-Day net yield.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At January 31, 2018, the value of these securities amounted to $45 representing 0.00%** of total net assets.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2018, these liquid restricted securities amounted to $531,601 representing 0.34% of total net assets.
**	Represents less than 0.05%.

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      35

Wilmington Global Alpha Equities Fund (continued)

The following acronyms are used throughout this Fund:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

At January 31, 2018, the Wilmington Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
2/1/2018	Citigroup Global Markets	17,910 Canadian Dollar	$14,519	$14,561	$42	$—
2/2/2018	HSBC Bank USA, N.A.	3,033,306 Japanese Yen	27,928	27,785	—	(143)
2/5/2018	Credit Suisse International	981,587 Japanese Yen	9,025	8,994	—	(31)
CONTRACTS SOLD
2/1/2018	BNP Paribas SA	1,554,470 Japanese Yen	14,259	14,239	20	—
2/1/2018	Bank of New York	1,295 Canadian Dollar	1,049	1,053	—	(4)
2/1/2018	Bank of New York	350 Canadian Dollar	284	285	—	(1)
2/2/2018	HSBC Bank USA, N.A.	9,604,802 Japanese Yen	88,431	87,980	451	—
2/2/2018	Bank of New York	452 Canadian Dollar	367	366	1	—
2/5/2018	Credit Suisse International	8,854,471 Japanese Yen	81,407	81,128	279	—
3/20/2018	Credit Suisse International	859,100,000 Japanese Yen	7,674,627	7,890,424	—	(215,797)
3/21/2018	Canadian Imperial Bank	3,310,000 Canadian Dollar	2,577,771	2,692,557	—	(114,786)
3/21/2018	Morgan Stanley & Co., Inc.	3,187,000 Euro	3,769,010	3,969,478	—	(200,468)
3/21/2018	JP Morgan Chase Bank, N.A.	1,376,000 Pound Sterling	1,851,841	1,957,387	—	(105,546)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$793	$(636,776)

January 31, 2018 (unaudited)

36     PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (concluded)

At January 31, 2018, the Wilmington Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)		Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
SHORT POSITIONS:
E-mini MSCI EAFE Index	March 2018	221	$22,296,823		$22,296,823	$23,707,775	$—	$(1,410,952)
E-mini MSCI Emerging Markets Index	March 2018	36	2,020,881		2,020,881	2,264,040	—	(243,159)
E-mini Russell 2000 Index	March 2018	86	6,532,571		6,532,571	6,776,800	—	(244,229)
E-mini S&P 500 Index	March 2018	272	36,352,809		36,352,809	38,430,880	—	(2,078,071)
Euro STOXX 50 Index	March 2018	48	1,728,000	EUR	2,020,405	2,029,944	—	(9,539)
FTSE 100 Index	March 2018	19	1,418,730	GBP	1,880,026	1,886,522	—	(6,496)
S&P TSX 60 Index	March 2018	29	5,469,400	CAD	4,304,221	4,246,907	57,314	—
TOPIX Index	March 2018	38	699,010,000	JPY	6,002,822	6,201,493	—	(198,671)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS							$57,314	$(4,191,117)

(a)	Notional Amount denominated in USD unless otherwise noted.

See Notes which are an integral part of the Financial Statements

January 31, 2018 (unaudited)

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

Description	Par Value (a)	Value
INFLATION-LINKED & FIXED INCOME SECURITIES – 27.8%
ASSET-BACKED SECURITIES – 1.1%
COLLATERALIZED LOAN OBLIGATION – 0.2%
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3 Month USD LIBOR + 0.90%), 2.62%, 10/15/27Δ,Ώ	300,000	$300,101
Symphony CLO VIII LP, Series 2012-8AR, Class AR, (3 Month USD LIBOR + 1.10%), 2.80%, 1/09/23Δ,Ώ	120,257	120,458
Venture VII CDO Ltd., Series 2006-7A, Class A1A, (3 Month USD LIBOR + 0.23%), 1.97%, 1/20/22Δ,Ώ	180,844	180,863

TOTAL COLLATERALIZED LOAN OBLIGATION		$601,422
DIVERSIFIED FINANCIAL SERVICES – 0.2%
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M1, (1 Month USD LIBOR + 0.39%), 1.95%, 3/25/36Δ	300,000	300,587
Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M2, (1 Month USD LIBOR + 0.98%), 2.54%, 5/25/35Δ	545,623	537,910

TOTAL DIVERSIFIED FINANCIAL SERVICES		$838,497
WHOLE LOAN – 0.7%
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, (1 Month USD LIBOR + 0.22%), 1.78%, 8/25/36Δ	1,200,000	1,166,514
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M2, (1 Month USD LIBOR + 0.95%), 2.51%, 4/25/36Δ	241,321	231,213
Navient Student Loan Trust, Series 2016-7A, Class A, (1 Month USD LIBOR + 1.15%), 2.71%, 3/25/66Δ,Ώ	261,990	268,779
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-WF1, Class M2, (1 Month USD LIBOR + 0.29%), 1.85%, 3/25/36Δ	200,000	190,919
Saxon Asset Securities Trust, Series 2005-1, Class M2, (1 Month USD LIBOR + 0.72%), 2.28%, 5/25/35Δ	208,458	177,135
VOLT LV LLC, Series 2017-NPL2, Class A1, 3.50%, 3/25/47Ώ	74,408	74,627

TOTAL WHOLE LOAN		$2,109,187

TOTAL ASSET-BACKED SECURITIES (COST $3,222,070)		$3,549,106

Description	Par Value (a)		Value
CERTIFICATES OF DEPOSIT – 0.4%
CERTIFICATE OF DEPOSIT – 0.4%
Barclays Bank PLC,
(3 Month USD LIBOR + 0.47%), 1.89%, 5/17/18Δ	200,000		$200,292
1.94%, 9/04/18	400,000		399,636
(3 Month USD LIBOR + 0.46%), 2.06%, 3/16/18Δ	500,000		500,331

TOTAL CERTIFICATE OF DEPOSIT			$1,100,259

TOTAL CERTIFICATES OF DEPOSIT (COST $1,100,000)			$1,100,259
CORPORATE BONDS – 1.4%
ENERGY – 0.2%
Enbridge, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.40%), 2.11%, 1/10/20Δ	100,000		100,180
Petrobras Global Finance BV, Company Guaranteed,
6.00%, 1/27/28Ώ	291,000		294,274
7.38%, 1/17/27	100,000		111,115

TOTAL ENERGY			$505,569
FINANCIALS – 1.0%
Ally Financial, Inc., Company Guaranteed,
3.50%, 1/27/19	100,000		100,625
3.25%, 2/13/18	100,000		100,027
Bank of America Corp., Sr. Unsecured, MTN, (Unidad de Inverso Index + 0.00%), 4.44%, 10/21/25Δ	5,000,000	MXN	333,123
BRFkredit A/S, 111E, Covered Bonds, 2.50%, 10/01/47	57,451	DKK	9,907
Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed, 3.80%, 9/15/22	250,000		255,277
Goldman Sachs Group, Inc. (The), Sr. Unsecured,
(3 Month USD LIBOR + 1.20%), 2.79%, 9/15/20Δ	600,000		611,271
(3 Month USD LIBOR + 0.82%), 2.88%, 10/31/22Δ	100,000		98,734
ING Bank NV, Covered Bonds, 2.63%, 12/05/22Ώ	200,000		197,251
International Lease Finance Corp., Sr. Unsecured,
6.25%, 5/15/19	100,000		104,512

January 31, 2018 (unaudited)

38     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Par Value (a)		Value
8.25%, 12/15/20	100,000		$114,063
Intesa Sanpaolo SpA, Sr. Unsecured, 6.50%, 2/24/21Ώ	300,000		328,537
Nordea Kredit Realkreditaktieselskab, Covered Bonds, 2.50%, 10/01/47	600	DKK	104
Nykredit Realkredit A/S, 01E, Covered Bonds,
2.50%, 10/01/47	154,783	DKK	26,692
2.00%, 4/01/18	1,200,000	DKK	201,013
Realkredit Danmark A/S, Covered Bonds,
1.00%, 4/01/18	1,100,000	DKK	183,975
2.50%, 7/01/47	103,968	DKK	17,951
Royal Bank of Canada, 0.00%, 2/18/18‡	100,000	CAD	81,295
UBS AG,
Sr. Unsecured,
(3 Month USD LIBOR + 0.32%), 1.84%, 12/07/18Δ,Ώ	200,000		200,317
(3 Month USD LIBOR + 0.58%), 2.10%, 6/08/20Δ,Ώ	200,000		201,049

TOTAL FINANCIALS			$3,165,723
INTERNET SOFTWARE & SERVICES – 0.0%**
eBay, Inc., Sr. Unsecured, 2.75%, 1/30/23	100,000		97,799
OIL & GAS – 0.0%**
Sempra Energy, Sr. Unsecured, (3 Month
USD LIBOR + 0.45%), 2.04%, 3/15/21Δ	100,000		100,236
TELECOMMUNICATIONS – 0.1%
AT&T, Inc.,
Sr. Unsecured,
(3 Month USD LIBOR + 0.65%), 2.37%, 1/15/20Δ	200,000		201,194
5.15%, 2/14/50	100,000		101,572

TOTAL TELECOMMUNICATIONS			$302,766
TOBACCO – 0.1%
BAT Capital Corp., Company Guaranteed, (3 Month USD LIBOR + 0.59%), 2.00%, 8/14/20Δ,Ώ	100,000		100,639

TOTAL CORPORATE BONDS (COST $4,273,902)			$4,272,732
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 1.5%
GOVERNMENT – 1.5%
Australia Government Bond,
Sr. Unsecured, 3.00%, 9/20/25	200,000	AUD	225,461
Denmark Inflation Linked Government Bond, 0.10%, 11/15/23	2,140,117	DKK	379,590
Japanese Government CPI Linked Bond, 22, Sr. Unsecured, 0.10%, 3/10/27	110,949,300	JPY	1,076,565

Description	Par Value (a)		Value
Mexican Udibonos, 4.50%, 11/22/35	1,958,963	MXN	$116,638
New Zealand Government Bond,
Sr. Unsecured, 2.00%, 9/20/25	1,150,000	NZD	934,423
United Kingdom Gilt Inflation Linked,
0.13%, 3/22/26	848,000	GBP	1,490,106
0.13%, 11/22/56	1,000	GBP	2,752
0.13%, 3/22/46	143,326	GBP	319,199

TOTAL GOVERNMENT			$4,544,734

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (COST $4,439,188)			$4,544,734
FOREIGN GOVERNMENT SECURITIES – 1.0%
GOVERNMENT – 1.0%
Argentina Bonar Bonds, (Argentina Deposit Rates Badlar Private Banks + 2.00%), 24.97%, 4/03/22Δ	99,000	ARS	5,483
Argentina POM Politica Monetaria, (Argentina Cental Bank + 0.00%), 27.81%, 6/21/20Δ	3,820,000	ARS	221,107
Argentine Republic Government International Bond,
Sr. Unsecured, 5.88%, 1/11/28	100,000	USD	97,488
Autonomous Community of Catalonia,
Sr. Unsecured, 4.75%, 6/04/18	100,000	EUR	125,945
Corp. Andina de Fomento,
Series 11U, Sr. Unsecured, 3.95%, 10/15/21	4,955,620	MXN	260,521
Cyprus Government International Bond,
Sr. Unsecured, MTN,
3.75%, 7/26/23	20,000	EUR	28,006
4.25%, 11/04/25	10,000	EUR	14,528
2.75%, 6/27/24	10,000	EUR	13,334
3.88%, 5/06/22	20,000	EUR	27,874
Japan Treasury Discount Bill,
0.00%, 2/05/18‡	36,750,000	JPY	336,645
0.00%, 4/05/18‡	51,000,000	JPY	467,266
0.00%, 4/23/18‡	14,300,000	JPY	131,031
0.00%, 5/01/18‡	120,000,000	JPY	1,099,614
Peru Government Bond,
Sr. Unsecured, 6.15%, 8/12/32Ώ	700,000	PEN	242,571
United Kingdom Gilt,
4.25%, 12/07/27	100,000	GBP	177,767

TOTAL GOVERNMENT			$3,249,180

TOTAL FOREIGN GOVERNMENT SECURITIES (COST $3,303,644)			$3,249,180
MORTGAGE-BACKED SECURITIES – 2.4%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.7%
Fannie Mae Pool,
3.50%, 9/01/45	161,677		163,565
3.50%, 9/01/46	622,577		629,841
3.50%, 3/01/48	2,300,000		2,317,789

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      39

Wilmington Real Asset Fund (continued)

Description	Par Value (a)		Value
4.00%, 3/01/48	2,000,000		$2,062,344

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)			$5,173,539
WHOLE LOAN – 0.7%
BCAP LLC Trust, Series 2009-RR6-I, Class 3A1, 3.55%, 12/26/37Δ,Ώ	27,651		27,710
Grifonas Finance PLC, Class A, (6 Month EURIBOR + 0.28%), 0.01%, 8/28/39Δ	492,698	EUR	542,623
Rise Ltd., 2014-1, Class A, 4.75%, 2/15/39Δ,††	180,075		180,075
Sequoia Mortgage Trust 6, Series 6, Class A, (1 Month USD LIBOR + 0.64%), 2.20%, 4/19/27Δ	709,870		683,561
Trinity Square 2015-1A PLC, Series 2015-1A, Class A, (3 Month GBP LIBOR + 1.15%), 1.67%, 7/15/51Δ,Ώ	412,131	GBP	594,082
Wamu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A4,
2.98%, 11/25/36Δ	227,944		219,200
3.33%, 3/25/37Δ	81,453		80,495

TOTAL WHOLE LOAN			$2,327,746

TOTAL MORTGAGE-BACKED SECURITIES (COST $7,380,679)			$7,501,285
U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 19.3%
U.S. TREASURY INFLATION INDEXED BONDS – 19.3%
U.S. Treasury Inflation Indexed Bond,
0.13%, 4/15/19	1,889,000		1,987,423
0.13%, 4/15/20	1,372,000		1,439,183
0.13%, 4/15/21	70,000		72,211
0.13%, 1/15/22	182,000		196,330
0.13%, 4/15/22	737,000		736,864
0.13%, 1/15/23	3,527,000		3,710,114
0.13%, 7/15/24	6,771,000		6,883,920
0.13%, 7/15/26	491,000		487,408
0.25%, 1/15/25	1,421,000		1,450,345
0.38%, 7/15/23	4,562,000		4,826,749
0.38%, 7/15/25	1,990,000		2,049,099
0.38%, 1/15/27	99,000		99,076
0.38%, 7/15/27	163,000		161,383
0.50%, 1/15/28	727,000		719,437
0.63%, 7/15/21	302,000		334,914
0.63%, 1/15/24	2,124,000		2,262,940
0.63%, 1/15/26	3,368,000		3,507,642
0.63%, 2/15/43	196,000		202,818
0.75%, 2/15/42	739,000		802,930
0.75%, 2/15/45	643,000		666,726
0.88%, 2/15/47	811,000		846,633
1.00%, 2/15/46	1,304,000		1,428,715
1.25%, 7/15/20	1,043,000		1,213,671

Description	Par Value (a)	Value
1.38%, 2/15/44	2,457,000	$2,960,783
1.75%, 1/15/28	2,425,000	3,165,620
1.88%, 7/15/19	226,000	269,000
2.00%, 1/15/26	713,000	984,018
2.13%, 2/15/40	180,000	263,905
2.13%, 2/15/41	659,000	960,158
2.38%, 1/15/25	1,273,000	1,875,287
2.38%, 1/15/27	594,000	838,983
2.50%, 1/15/29	3,098,000	4,256,408
3.38%, 4/15/32	136,000	257,403
3.63%, 4/15/28	3,361,000	6,636,185
3.88%, 4/15/29	858,000	1,731,414

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$60,285,695

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $60,172,317)		$60,285,695
U.S. TREASURY – 0.7%
U.S. TREASURY NOTES – 0.7%
U.S. Treasury Note,
1.88%, 4/30/22	100,000	97,604
1.88%, 7/31/22	1,300,000	1,266,010
2.13%, 12/31/22	180,000	176,702
2.13%, 7/31/24	400,000	387,683
2.25%, 11/15/24	100,000	97,484
2.50%, 5/15/24	200,000	198,529

TOTAL U.S. TREASURY NOTES		$2,224,012

TOTAL U.S. TREASURY (COST $2,239,135)		$2,224,012

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES (COST $86,130,935)		$86,727,003

	Number of Shares
REAL ESTATE RELATED SECURITIES – 66.8%
COMMON STOCKS – 11.2%
DIVERSIFIED – 0.0%**
Argosy Property Ltd.	61,413	$48,427
Stride Stapled Group	41,068	53,872

TOTAL DIVERSIFIED		$102,299
DIVERSIFIED REAL ESTATE ACTIVITIES – 5.7%
Airport City Ltd.*	4,442	57,364
Alexander & Baldwin, Inc.	1,314	34,847
Allreal Holding AG*	1,074	186,818
CapitaLand Ltd.	193,900	567,599
Chinese Estates Holdings Ltd.	47,000	79,068
City Developments Ltd.	46,300	468,012
D Carnegie & Co. AB*	2,744	42,762

January 31, 2018 (unaudited)

40     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
Daito Trust Construction Co. Ltd.	5,900	$1,030,352
Daiwa House Industry Co. Ltd.	51,600	2,034,790
DIC Asset AG	3,489	44,791
Far East Consortium International Ltd.	78,000	45,169
Gateway Lifestyle	18,241	30,426
Great Eagle Holdings Ltd.	19,000	99,704
Hang Lung Properties Ltd.	155,000	410,155
Heiwa Real Estate Co. Ltd.	4,300	84,606
Henderson Land Development Co. Ltd.	102,344	715,642
Hkr International Ltd.	60,800	40,105
K Wah International Holdings Ltd.	85,000	61,175
Kerry Properties Ltd.	45,500	217,535
Lai Sun Development Co. Ltd.	10,800	19,356
LendLease Group	43,161	550,903
Leopalace21 Corp.	20,100	166,625
Mitsubishi Estate Co. Ltd.	105,300	2,014,464
Mitsui Fudosan Co. Ltd.	78,000	2,041,632
Mobimo Holding AG*	508	141,907
New World Development Co. Ltd.	413,000	668,390
Nomura Real Estate Holdings, Inc.	11,000	263,186
Patrizia Immobilien AG*	3,400	85,101
Property & Building Corp. Ltd.	169	17,476
Realia Business SA*	22,825	32,023
RMR Group, Inc., Class A (The)	300	19,425
SAMTY Co. Ltd.	1,500	26,889
Shinoken Group Co. Ltd.	1,000	24,045
Soundwill Holdings Ltd.	17,500	34,854
Sumitomo Realty & Development Co. Ltd.	37,000	1,418,723
Sun Frontier Fudousan Co. Ltd.	1,700	21,380
Sun Hung Kai Properties Ltd.	124,000	2,154,206
Tokyo Tatemono Co. Ltd.	16,200	259,835
Tokyu Fudosan Holdings Corp.	44,300	348,979
Tricon Capital Group, Inc.	10,434	91,107
UOL Group Ltd.	43,900	306,209
Wharf Holdings Ltd.	69,000	282,698
Wheelock & Co. Ltd.	59,000	461,960

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$17,702,293
INDUSTRIALS – 0.0%**
Propertylink Group	45,110	35,077
OFFICE – 0.0%**
Precinct Properties New Zealand Ltd.	75,214	73,166
REAL ESTATE DEVELOPMENT – 1.2%
ADLER Real Estate AG*	1,923	30,894
Asian Growth Properties Ltd.*,††	22,824	—
Aveo Group	16,575	34,860
CK Asset Holdings Ltd.	205,000	1,956,274
Daikyo, Inc.	2,300	48,604

Description	Number of Shares	Value
DREAM Unlimited Corp., Class A*	9,069	$57,584
Frasers Centrepoint Ltd.	26,000	42,613
Goldcrest Co. Ltd.	2,700	59,777
Greenland Hong Kong Holdings Ltd.	101,000	57,326
Helical PLC	12,067	54,398
Howard Hughes Corp, (The)*	630	79,355
Nexity SA*	3,356	202,083
Road King Infrastructure Ltd.	28,000	57,628
Selvaag Bolig ASA	6,948	30,689
Sino Land Co. Ltd.	228,000	420,287
St. Modwen Properties PLC	19,519	114,182
TAG Immobilien AG	10,923	215,493
TK Development A/S*	9,212	10,942
Villa World Ltd.	19,108	40,803
Wang On Properties Ltd.*	288,000	46,388
Wheelock Properties Singapore Ltd.	40,300	60,213
Wing Tai Holdings Ltd.	57,900	106,814
Yoma Strategic Holdings Ltd.	76,000	29,258

TOTAL REAL ESTATE DEVELOPMENT		$3,756,465
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
ADO Properties SAΩ	2,243	120,861
Aeon Mall Co. Ltd.	8,600	189,142
BUWOG AG*	8,520	305,706
Norstar Holdings, Inc.	1,096	21,509

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$637,218
REAL ESTATE OPERATING COMPANIES – 4.1%
ADO Group Ltd.*	4,844	96,617
Africa Israel Properties Ltd.*	936	23,403
Alony Hetz Properties & Investments Ltd.	7,307	76,883
Alrov Properties & Lodgings Ltd.	1	27
Amot Investments Ltd.	8,779	52,527
Arealink Co. Ltd.	1,100	24,152
Azrieli Group Ltd.	2,722	148,297
Big Shopping Centers Ltd.	209	14,149
Blue Square Real Estate Ltd.	398	16,341
Brack Capital Properties NV*	443	52,597
CA Immobilien Anlagen AG	5,472	168,079
Capital & Counties Properties PLC	62,500	261,785
Castellum AB	20,447	352,378
Citycon OYJ	29,240	81,246
Daibiru Corp.	5,100	64,375
Deutsche Euroshop AG	1,700	66,739
Deutsche Wohnen SE	27,311	1,234,258
Dios Fastigheter AB	6,443	45,625
Entra ASAΏ	9,459	143,071
Fabege AB	10,522	230,072
Fastighets AB Balder, Class B*	7,816	208,297

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      41

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
First Capital Realty, Inc.	12,590	$210,550
Gazit-Globe Ltd.	6,507	68,104
Grainger PLC	31,155	127,663
Grand City Properties SA	7,826	190,151
Hang Lung Group Ltd.	65,000	247,199
Hemfosa Fastigheter AB	11,802	162,055
Hongkong Land Holdings Ltd.	90,600	652,320
Hufvudstaden AB, Class A	8,814	141,831
Hulic Co. Ltd.	36,200	458,261
Hysan Development Co. Ltd.	47,001	262,564
Ichigo, Inc.	17,500	72,296
Immofinanz AG*	65,730	168,275
Inmobiliaria Colonial Socimi SA	22,431	250,505
Intershop Holding AG	103	54,280
Jerusalem Economy Ltd.*	11,531	32,547
Keihanshin Building Co. Ltd.	10,000	82,532
Kennedy-Wilson Holdings, Inc.	2,630	46,683
Klovern AB, Class B	62,004	82,227
Kungsleden AB	14,057	99,542
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	59,000	26,926
LEG Immobilien AG	4,697	529,625
Liu Chong Hing Investment Ltd.	26,000	44,537
MAS Real Estate, Inc.	26,391	55,695
Melisron Ltd.	1,293	57,966
Nam Tai Property, Inc.	3,727	48,824
NEPI Rockcastle PLC	41,418	562,554
NTT Urban Development Corp.	9,000	117,642
PSP Swiss Property AG	3,582	352,331
S Immo AG*	4,007	74,922
Summit Real Estate Holdings Ltd.	2,771	25,809
Swire Properties Ltd.	87,600	306,272
Swiss Prime Site AG*	5,348	517,131
Technopolis OYJ	9,027	45,447
TLG Immobilien AG	6,412	180,393
Toc Co. Ltd.	6,500	55,968
Unizo Holdings Co. Ltd.	900	25,886
Victoria Park AB, Class B	9,481	36,216
Vonovia SE	37,511	1,849,376
Wallenstam AB, Class B	16,464	155,867
Wharf Real Estate Investment*	91,000	628,758
Wihlborgs Fastigheter AB	5,176	125,920

TOTAL REAL ESTATE OPERATING COMPANIES		$12,594,568
RETAIL – 0.0%**
Investore Property Ltd.	10,849	11,513

Description	Number of Shares	Value
Kiwi Property Group Ltd.	97,225	$98,877

TOTAL RETAIL		$110,390

TOTAL COMMON STOCKS (COST $25,705,714)		$35,011,476
EXCHANGE-TRADED FUNDS – 35.4%
EQUITY FUNDS – 35.4%
Schwab U.S. REIT ETF	647,800	25,886,088
Vanguard Global ex-U.S. Real Estate ETF#	1,322,000	84,370,040

TOTAL EQUITY FUNDS		$110,256,128

TOTAL EXCHANGE-TRADED FUNDS (COST $99,836,403)		$110,256,128
INVESTMENT COMPANIES – 3.8%
DIVERSIFIED – 3.8%
Tortoise MLP & Pipeline Fund	860,052	11,739,705
DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**
U.K. Commercial Property Trust Ltd.	51,100	65,589
REAL ESTATE OPERATING COMPANIES – 0.0%**
F&C Commercial Property Trust Ltd.	66,616	136,580

TOTAL INVESTMENT COMPANIES (COST $12,307,159)		$11,941,874
REAL ESTATE INVESTMENT TRUSTS – 16.4%
DIVERSIFIED – 3.4%
Abacus Property Group	21,546	62,850
Activia Properties, Inc.	49	217,912
American Assets Trust, Inc.	1,696	59,801
Armada Hoffler Properties, Inc.	2,926	42,105
Artis Real Estate Investment Trust	5,519	63,042
Babcock & Brown Japan Property††	7,569	—
Canadian Real Estate Investment Trust	2,686	97,220
Charter Hall Group	30,881	146,815
Charter Hall Long Wale REIT	9,979	31,360
Cofinimmo SA	1,514	203,761
Colony NorthStar, Inc. Class A	11,971	107,500
Cominar Real Estate Investment Trust	7,650	90,121
Daiwa House REIT Investment Corp.	124	304,633
Dream Global Real Estate Investment Trust	5,043	50,963
Empire State Realty Trust, Inc., Class A	2,249	43,968
Fonciere Des Regions	4,302	472,427
Forest City Realty Trust, Inc., Class A	5,715	134,131
Gecina SA	3,545	691,888
Global Net Lease, Inc.	1,038	19,037
Goodman Property Trust	75,723	75,894
GPT Group (The)	141,766	574,604
Gramercy Property Trust	3,775	95,281
Growthpoint Properties Australia Ltd.	18,802	49,088

January 31, 2018 (unaudited)

42     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
H&R Real Estate Investment Trust	11,690	$199,775
Hamborner Real Estate Investment Trust AG	5,966	74,071
Hankyu Real Estate Investment Trust, Inc.	44	54,330
Heiwa Real Estate Investment Trust, Inc.	76	69,895
Hispania Activos Inmobiliarios SOCIMI SA	8,111	169,684
Hulic Real Estate Investment Trust, Inc.	71	111,342
ICADE	3,375	365,809
Ichigo Hotel REIT Investment Corp.	29	33,046
iStar, Inc.*	3,202	33,781
Kenedix Office Investment Corp.	30	189,338
Land Securities Group PLC	54,405	773,860
Lar Espana Real Estate Socimi SA	6,779	76,674
Lexington Realty Trust	5,082	45,840
Liberty Property Trust	3,085	127,750
Londonmetric Property PLC	36,333	92,445
Mapletree Greater China Commercial Trust	138,100	132,647
Merlin Properties Socimi SA	31,431	452,281
Mirvac Group	277,270	491,534
Morguard Real Estate Investment Trust	5,052	55,613
NIPPON Real Estate Investment Trust Investment Corp.	29	88,458
Nomura Real Estate Master Fund, Inc.	299	416,305
NSI NV	1,341	59,271
Premier Investment Corp.	115	122,616
PS Business Parks, Inc.	356	43,471
Reit 1 Ltd.	11,700	53,341
Sakura Sogo REIT Investment Corp.	24	21,940
Samty Residential Investment Corp.	22	18,338
Schroder Real Estate Investment Trust Ltd.	71,756	64,084
Sekisui House Real Estate Investment Trust, Inc.	63	85,697
Sekisui House Residential Investment Corp.	82	94,341
Select Income Real Estate Investment Trust	2,809	62,809
Soilbuild Business Space Real Estate Investment Trust	134,120	69,013
Spirit Realty Capital, Inc.	9,767	79,796
Star Asia Investment Corp.	19	18,918
Stockland	179,988	612,046
Store Capital Corp.	3,231	79,192
Sunlight Real Estate Investment Trust	139,000	97,196
Suntec Real Estate Investment Trust	190,600	300,764
Tokyu Real Estate Investment Trust, Inc.	73	92,880
Tosei REIT Investment Corp.	15	15,196
United Urban Investment Corp.	249	393,446
VEREIT, Inc.	21,909	157,745
Washington Real Estate Investment Trust	2,685	76,952
WP Carey, Inc.	2,186	141,675

Description	Number of Shares	Value
Yuexiu Real Estate Investment Trust	140,000	$92,705

TOTAL DIVERSIFIED		$10,542,311
DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**
Sella Capital Real Estate Ltd.	10,469	22,306
INDUSTRIALS – 1.7%
AIMS AMP Capital Industrial Real Estate Investment Trust	42,000	43,863
Ascendas Real Estate Investment Trust	181,600	382,083
Cache Logistics Trust	83,800	55,258
DCT Industrial Trust, Inc.	1,678	99,321
Dream Industrial Real Estate Investment Trust	7,428	56,042
Duke Realty Corp.	7,255	191,605
EastGroup Properties, Inc.	609	52,867
ESR-REIT	173,800	78,169
First Industrial Realty Trust, Inc.	3,581	110,510
Frasers Logistics & Industrial Trust	78,200	67,959
GLP J-Real Estate Investment Trust	213	247,007
Goodman Group	123,983	808,237
Granite Real Estate Investment Trust	1,400	57,628
Hansteen Holdings PLC	66,138	133,347
Industria Real Estate Investment Trust	12,124	24,717
Industrial & Infrastructure Fund Investment Corp.	116	132,608
Japan Logistics Fund, Inc.	65	122,593
LaSalle Logiport Real Estate Investment Trust	82	88,557
Mapletree Industrial Trust	89,000	143,833
Mapletree Logistics Trust	121,550	126,943
Mitsui Fudosan Logistics Park, Inc.	15	51,800
Monmouth Real Estate Investment Corp.	3,795	64,857
Nippon Prologis Real Estate Investment Trust, Inc.	158	362,545
Prologis, Inc.	10,617	691,273
Pure Industrial Real Estate Trust	9,005	59,155
Rexford Industrial Realty, Inc.	671	19,922
Segro PLC	74,402	614,189
STAG Industrial, Inc.	1,515	38,360
Terreno Realty Corp.	2,213	78,783
Tritax Big Box Real Estate Investment Trust PLC	98,589	208,712
Warehouses De Pauw CVA	1,181	146,188

TOTAL INDUSTRIALS		$5,358,931
OFFICE – 2.5%
Alexandria Real Estate Equities, Inc.	1,779	230,736
Allied Properties Real Estate Investment Trust	3,498	117,595
Alstria Office Real Estate Investment Trust AG	7,735	121,964

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      43

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
Axiare Patrimonio SOCIMI SA	4,791	$104,571
Befimmo SA	1,704	115,089
Beni Stabili SpA SIIQ	76,393	70,708
Boston Properties, Inc.	3,060	378,553
Brandywine Realty Trust	2,103	37,728
CapitaLand Commercial Trust	176,200	251,177
Champion Real Estate Investment Trust	160,000	118,834
City Office Real Estate Investment Trust, Inc.	2,823	32,973
Columbia Property Trust, Inc.	1,453	31,806
Corporate Office Properties Trust	2,487	67,895
Cousins Properties, Inc.	6,758	60,822
Cromwell Property Group	96,051	76,624
Daiwa Office Investment Corp.	25	144,270
Derwent London PLC	8,430	350,223
Dexus	75,836	582,367
Douglas Emmett, Inc.	2,656	102,708
Dream Office Real Estate Investment Trust	3,839	70,787
Equity Commonwealth*	1,627	48,664
Franklin Street Properties Corp., Class C	1,900	19,266
Frasers Commercial Trust	88,500	98,498
GDI Property Group	37,938	37,755
Global One Real Estate Investment Corp.	15	56,746
Government Properties Income Trust	2,635	45,217
Great Portland Estates PLC	24,313	229,563
Green Real Estate Investment Trust PLC	41,277	81,586
Hibernia Real Estate Investment Trust PLC	74,159	141,055
Highwoods Properties, Inc.	2,372	113,571
Hudson Pacific Properties, Inc.	3,947	126,186
Ichigo Office Real Estate Investment Trust Investment	99	74,270
Intervest Offices & Warehouses NV	942	27,017
Invesco Office J-Reit, Inc.	61	69,398
Investa Office Fund	45,951	164,031
Japan Excellent, Inc.	97	123,505
Japan Prime Realty Investment Corp.	62	219,218
Japan Real Estate Investment Corp.	104	534,433
JBG SMITH Properties#	1,571	53,021
Keppel Real Estate Investment Trust	134,000	131,773
Kilroy Realty Corp.	1,785	127,306
Mack-Cali Realty Corp.	2,859	57,380
Manulife US Real Estate Investment Trust	43,400	42,532
MCUBS MidCity Investment Corp.	100	71,815
Mori Hills Real Estate Investment Trust Investment Corp.	104	130,607
Mori Trust Sogo Real Estate Investment Trust, Inc.	15	22,383
Nippon Building Fund, Inc.	112	600,165

Description	Number of Shares	Value
NorthStar Realty Europe Corp.	2,897	$34,561
One REIT, Inc.	16	37,886
Orix JREIT, Inc.	223	343,375
Paramount Group, Inc.	3,190	47,946
Piedmont Office Realty Trust, Inc., Class A	3,093	60,375
Prosperity Real Estate Investment Trust	177,000	77,383
SL Green Realty Corp.	2,159	217,023
Spring Real Estate Investment Trust	137,000	59,720
Vornado Realty Trust	3,694	264,786
Workspace Group PLC	11,242	165,206

TOTAL OFFICE		$7,822,652
REAL ESTATE OPERATING COMPANIES – 0.0%**
Picton Property Income Ltd.	63,920	79,866
RESIDENTIAL – 1.4%
Advance Residence Investment Corp.	101	259,046
American Campus Communities, Inc.	3,170	121,918
American Homes 4 Rent, Class A	4,256	88,482
Apartment Investment & Management Co., Class A	3,340	139,746
Ascott Residence Trust	80,500	77,321
AvalonBay Communities, Inc.	2,958	504,043
Bluerock Residential Growth Real Estate Investment Trust, Inc.#	2,866	24,017
Boardwalk Real Estate Investment Trust	1,273	46,056
Camden Property Trust	1,986	171,908
Canadian Apartment Properties Real Estate Investment Trust	4,973	146,198
Comforia Residential Real Estate Investment Trust, Inc.	38	83,296
Education Realty Trust, Inc.#	2,267	74,879
Equity Lifestyle Properties, Inc.	1,489	128,530
Equity Residential	7,874	485,117
Essex Property Trust, Inc.	1,414	329,434
Ingenia Communities Group	24,221	53,282
InterRent Real Estate Investment Trust	6,334	48,303
Invitation Homes, Inc.	5,350	120,322
Irish Residential Properties Real Estate Investment Trust PLC	33,709	62,777
Japan Rental Housing Investments, Inc.	122	96,330
Kenedix Residential Investment Corp.	26	74,425
Killam Apartment Real Estate Investment Trust	2,717	29,909
Mid-America Apartment Communities, Inc.	2,435	232,226
NexPoint Residential Trust, Inc.	603	15,986
Nippon Accommodations Fund, Inc.	36	163,067
Northview Apartment Real Estate Investment Trust	2,317	46,792
Sun Communities, Inc.	1,439	127,841

January 31, 2018 (unaudited)

44     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
UDR, Inc.	5,732	$209,390
UMH Properties, Inc.	2,326	31,122
Unite Group PLC (The)	16,603	187,883

TOTAL RESIDENTIAL		$4,179,646
RETAIL – 5.0%
Acadia Realty Trust	1,857	45,608
AEON Real Estate Investment Trust Investment Corp.	103	112,746
Agree Realty Corp.	997	47,996
Alexander’s, Inc.	52	18,895
Altarea SCA	324	82,665
British Land Co. PLC (The)	78,791	747,972
Brixmor Property Group, Inc.	6,532	106,014
BWP Trust	53,889	130,272
Capital & Regional PLC	68,165	54,586
CapitaLand Mall Trust	201,700	322,892
CapitaLand Retail China Trust Management Ltd.	57,300	73,820
CBL & Associates Properties, Inc.	2,337	12,994
Charter Hall Retail Real Estate Investment Trust	20,074	61,953
Choice Properties Real Estate Investment Trust	3,565	37,447
Crombie Real Estate Investment Trust	2,904	31,519
CT Real Estate Investment Trust	2,299	25,887
DDR Corp.	7,985	64,838
Eurocommercial Properties NV	4,131	194,795
Federal Realty Investment Trust	1,666	201,253
Fortune Real Estate Investment Trust	134,000	168,385
Frasers Centrepoint Trust	42,700	73,890
Frontier Real Estate Investment Corp.	35	146,194
Fukuoka Real Investment Trust Corp.	46	77,278
Getty Realty Corp.	2,065	54,186
GGP, Inc.	13,673	314,889
Hammerson PLC	59,361	415,519
Immobiliare Grande Distribuzione SIIQ SpA	24,928	29,093
Intu Properties PLC	61,787	197,739
Japan Retail Fund Investment Corp.	207	412,407
Kenedix Retail Real Estate Investment Trust Corp.	44	99,390
Kimco Realty Corp.	9,321	148,297
Kite Realty Group Trust	1,532	25,830
Klepierre SA	15,528	709,271
Link Real Estate Investment Trust	169,500	1,499,415
Macerich Co. (The)	2,828	182,604
Mapletree Commercial Trust	133,100	171,474
Mercialys SA	3,823	86,955
National Retail Properties, Inc.	3,543	140,586
NewRiver REIT PLC	17,468	74,530

Description	Number of Shares	Value
Pennsylvania Real Estate Investment Trust#	2,852	$31,828
Ramco-Gershenson Properties Trust	1,428	18,878
Realty Income Corp.	6,037	321,108
Regency Centers Corp.	3,297	207,414
Retail Estates NV	459	42,114
Retail Opportunity Investments Corp.	3,914	71,900
Retail Properties of America, Inc., Class A	4,604	55,478
RioCan Real Estate Investment Trust	10,956	214,577
Saul Centers, Inc.	797	43,620
Scentre Group	408,139	1,364,848
Seritage Growth Properties, Class A#	494	20,353
Shaftesbury PLC	20,795	295,258
Shopping Centres Australasia Property Group	54,004	97,912
Simon Property Group, Inc.	6,365	1,039,850
Smart Real Estate Investment Trust	4,778	117,508
SPH Real Estate Investment Trust	57,300	45,864
Starhill Global Real Estate Investment Trust	128,800	75,603
Tanger Factory Outlet Centers, Inc.#	1,934	48,698
Taubman Centers, Inc.	1,151	70,959
Unibail-Rodamco SE	7,758	1,989,972
Urban Edge Properties	3,090	72,244
Vastned Retail NV	820	41,385
Vicinity Centres	212,391	460,380
Viva Energy REIT	30,988	51,938
Washington Prime Group, Inc.#	5,403	35,552
Weingarten Realty Investors	2,477	73,195
Wereldhave NV	2,936	145,845
Westfield Corp.	147,830	1,088,772

TOTAL RETAIL		$15,545,137
SPECIALIZED – 2.4%
Aedifica SA	1,327	127,685
Apple Hospitality Real Estate Investment Trust, Inc.	4,206	81,975
Arena Real Estate Investment Trust	17,467	32,232
Ascendas Hospitality Trust	89,000	61,061
Ashford Hospitality Trust, Inc.	4,262	27,447
Assura PLC	141,377	123,652
Big Yellow Group PLC	12,620	155,443
CareTrust Real Estate Investment Trust, Inc.	3,065	48,703
CDL Hospitality Trusts	63,800	88,517
Chesapeake Lodging Trust	708	19,378
CoreCivic, Inc.	2,464	57,189
Coresite Realty Corp.	620	67,158
CubeSmart	4,498	123,830
CyrusOne, Inc.	1,838	106,034
DiamondRock Hospitality Co.	4,362	51,297

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      45

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
Digital Realty Trust, Inc.	4,401	$492,692
EPR Properties	1,738	102,646
Extra Space Storage, Inc.	2,530	211,204
First Real Estate Investment Trust	38,800	41,705
Folkestone Education Trust	30,135	65,806
Four Corners Property Trust, Inc.	1,094	25,818
Gaming and Leisure Properties, Inc.	4,280	155,963
Geo Group, Inc. (The)	3,145	70,920
HCP, Inc.	10,389	250,167
Health Care & Medical Investment Corp.	17	16,662
Healthcare Realty Trust, Inc.	3,364	100,483
Healthcare Trust of America, Inc., Class A	4,580	126,454
Hersha Hospitality Trust	1,071	19,867
Hoshino Resorts Real Estate Investment Trust, Inc.	12	62,984
Hospitality Properties Trust	3,356	95,344
Host Hotels & Resorts, Inc.	14,505	301,124
Hotel Property Investments	10,758	27,480
InfraREIT, Inc.*	1,040	19,739
Invincible Investment Corp.	304	140,903
Iron Mountain, Inc.	6,030	211,231
Japan Hotel REIT Investment Corp.	328	243,063
Japan Senior Living Investment Corp.	29	42,237
Keppel DC REIT	59,000	64,316
LaSalle Hotel Properties	2,292	69,998
Life Storage, Inc.	995	82,685
LTC Properties, Inc.	1,511	61,921
Medical Properties Trust, Inc.	7,504	98,152
National Health Investors, Inc.	1,042	73,492
National Storage Real Estate Investment Trust	65,695	79,406
NorthWest Healthcare Properties Real Estate Investment Trust	2,862	26,828
Omega Healthcare Investors, Inc.#	4,446	120,220
Ooedo Onsen REIT Investment Corp.	20	15,902
OUE Hospitality Trust	87,500	59,699
Park Hotels & Resorts, Inc.	3,451	99,768
Parkway Life Real Estate Investment Trust	38,800	89,325
Pebblebrook Hotel Trust	953	37,167
Physicians Realty Trust	4,415	71,965
Primary Health Properties PLC	44,662	73,306
Public Storage	3,206	627,607
QTS Realty Trust, Inc., Class A	1,471	73,256
Quality Care Properties, Inc.*	2,850	38,475
RLJ Lodging Trust	3,544	81,937
Rural Funds Group	12,162	21,462
Ryman Hospitality Properties, Inc.	965	73,871

Description	Number of Shares	Value
Sabra Health Care REIT, Inc.	4,058	$73,450
Safestore Holdings PLC	15,484	109,661
Senior Housing Properties Trust	5,418	93,894
Summit Hotel Properties, Inc.	3,569	55,284
Sunstone Hotel Investors, Inc.	4,010	67,569
Universal Health Realty Income Trust	726	48,315
Ventas, Inc.	7,630	427,051
Vital Healthcare Property Trust	24,302	38,953
Welltower, Inc.	7,935	475,862
Xenia Hotels & Resorts, Inc.	4,295	95,349

TOTAL SPECIALIZED		$7,522,239

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $42,541,455)		$51,073,088

TOTAL REAL ESTATE RELATED SECURITIES (COST $180,390,731)		$208,282,566
COMMODITY RELATED SECURITIES – 11.9%
EXCHANGE-TRADED FUNDS – 11.9%
COMMODITY FUNDS – 11.9%
iShares Commodities Select Strategy ETF#	331,100	12,542,068
iShares Gold Trust*	481,000	6,214,520
iShares Silver Trust#,*	172,000	2,812,200
SPDR S&P Global Natural Resources ETF	298,400	15,397,440

TOTAL COMMODITY FUNDS		$36,966,228

TOTAL EXCHANGE-TRADED FUNDS (COST $32,651,398)		$36,966,228

TOTAL COMMODITY RELATED SECURITIES (COST $32,651,398)		$36,966,228
PURCHASED OPTIONS – 0.0%**
TOTAL PURCHASED OPTIONS (SEE OPEN OPTION CONTRACTS TABLE) (COST $151,265)		$133,866
SHORT-TERM INVESTMENTS – 0.3%
MONEY MARKET FUND – 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.21%^	878,720	$878,720

TOTAL SHORT-TERM INVESTMENTS (COST $878,720)		$878,720

January 31, 2018 (unaudited)

46     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.0%
BNP Paribas SA, 1.33%, dated 1/31/18, due 2/01/18, repurchase price $590,422,collateralized by U.S. Government & Treasury Securities, 0.00% to 9.13%,maturing 3/31/18 to 9/09/49; total market value of $602,208.	$590,400	$590,400
Citigroup Global Markets, Inc., 1.34%, dated 1/31/18, due 2/01/18, repurchase price $590,419, collateralized by U.S. Government & Treasury Securities, 0.00% to 11.50%, maturing 2/01/18 to 6/01/56; total market value of $602,205.	590,397	590,397
Daiwa Capital Markets America, 1.35%,dated 1/31/18, due 2/01/18, repurchase price $590,419, collateralized by U.S. Government & Treasury Securities, 0.00% to 9.00%, maturing 2/15/18 to 12/01/51; total market value of $602,189.	590,397	590,397
HSBC Securities USA, Inc., 1.33%, dated 1/31/18, due 2/01/18, repurchase price $590,422, collateralized by U.S. Government Securities, 0.00% to 7.25%,maturing 3/15/18 to 1/15/37; total market value of $602,210.	590,400	590,400
Nomura Securities International, Inc., 1.36%, dated 1/31/18, due 2/01/18,repurchase price $590,419, collateralized by U.S. Government Securities, 0.00% to 9.00%, maturing 2/16/18 to 12/20/67; total market value of $602,205.	590,397	590,397
TD Securities, Inc., 1.32%, dated 1/31/18,due 2/01/18, repurchase price $234,929, collateralized by U.S. Treasury Securities, 1.63% to 2.00%, maturing 10/15/20 to 2/15/23; total market value of $239,618.	234,920	234,920

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,186,911)		$3,186,911

Description	Par Value	Value
TOTAL INVESTMENTS IN SECURITIES 107.8% (COST $303,389,960)		$336,175,294
WRITTEN OPTIONS – 0.0%**
TOTAL WRITTEN OPTIONS (SEE OPEN OPTION CONTRACTS TABLE) (PREMIUMS RECEIVED $(116,697))		$35,989
SECURITY SOLD SHORT – (0.3%)
MORTGAGE-BACKED SECURITIES – (0.3%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – (0.3%)
Fannie Mae Pool, 3.00%, 12/17/47	$(1,000,000)	$(978,906)

TOTAL SECURITY SOLD SHORT (PROCEEDS $(977,500))		$(978,906)
COLLATERAL FOR SECURITIES ON LOAN – (1.0%)		$(3,186,911)
OTHER LIABILITIES LESS ASSETS – (6.5%)		(20,293,752)

TOTAL NET ASSETS – 100.0%		$311,751,714

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      47

Wilmington Real Asset Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Inflation-Linked & Fixed Income Securities
Asset-Backed Securities	$—	$3,549,106	$—	$3,549,106
Certificates of Deposit	—	1,100,259	—	1,100,259
Corporate Bonds	—	4,272,732	—	4,272,732
Foreign Government Inflation-Linked Securities	—	4,544,734	—	4,544,734
Foreign Government Securities	—	3,249,180	—	3,249,180
Mortgage-Backed Securities	—	7,501,285	—	7,501,285
U.S. Government Inflation-Linked Securities	—	60,285,695	—	60,285,695
U.S. Treasury	—	2,224,012	—	2,224,012
Real Estate Related Securities
Common Stocks	35,011,476	—	—	35,011,476
Exchange-Traded Funds	110,256,128	—	—	110,256,128
Investment Companies	11,941,874	—	—	11,941,874
Real Estate Investment Trusts	51,073,088	—	—	51,073,088
Commodity Related Securities
Exchange-Traded Funds	36,966,228	—	—	36,966,228
Purchased Options	—	133,866	—	133,866
Short-Term Investments
Money Market Fund	878,720	—	—	878,720
Repurchase Agreements	—	3,186,911	—	3,186,911

Total Investments in Securities	246,127,514	90,047,780	—	336,175,294

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$133,792	$—	$133,792
Financial Futures Contracts	171,297	—	—	171,297
Credit Default Swaps	—	51,761	—	51,761
Interest Rate Swaps	—	815,997	—	815,997
Written Options	—	86,155	—	86,155

Total Assets - Other Financial Instruments	$171,297	$1,087,705	$—	$1,259,002

Liabilities
Other Financial Instruments!
Written Options	$(21,337)	$(28,829)	$—	$(50,166)
Forward Foreign Currency Contracts	—	(479,099)	—	(479,099)
Financial Futures Contracts	(42,463)	—	—	(42,463)
Credit Default Swaps	—	(38,616)	—	(38,616)
Interest Rate Swaps	—	(269,097)	—	(269,097)
Securities Sold Short	—	(978,906)	—	(978,906)

Total Liabilities - Other Financial Instruments	$(63,800)	$(1,794,547)	$—	$(1,858,347)

!	Other financial instruments are derivative instruments and securities sold short. Financial futures contracts, credit default swaps, interest rate swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and written options and securities sold short are reported at their market value at period end.

January 31, 2018 (unaudited)

48     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

(a)	Par Value denominated in USD unless otherwise noted.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolio of Investments.
Δ	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
^	7-Day net yield.
*	Non-income producing security.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At January 31, 2018, the value of these securities amounted to $180,075 representing 0.06% of total net assets.
Ώ	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2018, these liquid restricted securities amounted to $3,395,190 representing 1.09% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

CMBX - Commercial Mortgage-Backed Index

CDX - Markit CDX Index

CMS - Constant Maturity Swaps

INF - Inflation

IRO - Interest Rate Option

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

NA - National Association

OAT - Obligations Assimilables

OTC - Over The Counter

PLC - Public Limited Company

REIT - Real Estate Investment Trust

YOY - Year Over Year

Currency Code	Currency
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
USD	United States Dollar

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      49

Wilmington Real Asset Fund (continued)

At January 31, 2018, the Wilmington Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
2/2/2018	JP Morgan Chase Bank, N.A.	102,700,000 Japanese Yen	$944,281	$940,735	$—	$(3,546)
2/2/2018	Goldman Sachs Bank USA	4,348,504 Brazilian Real	1,375,064	1,364,879	—	(10,185)
2/2/2018	Deutsche Bank AG	1,953,000 Pound Sterling	2,755,177	2,772,966	17,789	—
2/2/2018	JP Morgan Chase Bank, N.A.	1,896,467 Brazilian Real	573,280	595,250	21,970	—
2/2/2018	Citigroup Global Markets	1,256,000 New Zealand Dollar	920,901	925,612	4,711	—
2/2/2018	JP Morgan Chase Bank, N.A.	1,098,545 Brazilian Real	330,012	344,804	14,792	—
2/2/2018	Goldman Sachs Bank USA	1,068,000 Euro	1,324,854	1,325,983	1,129	—
2/2/2018	Citigroup Global Markets	988,691 Brazilian Real	296,833	310,323	13,490	—
2/2/2018	Bank of America Securities	771,304 Brazilian Real	229,579	242,092	12,513	—
2/2/2018	Credit Suisse International	407,799 Brazilian Real	128,952	127,997	—	(955)
2/6/2018	Bank of America Securities	1,179,000 South African Rand	85,429	99,441	14,012	—
2/9/2018	Bank of America Securities	1,474,513 Argentine Peso	76,084	74,779	—	(1,305)
2/14/2018	Bank of America Securities	1,860,000 Argentine Peso	100,000	94,107	—	(5,893)
2/14/2018	HSBC Bank USA, N.A.	1,747,800 Argentine Peso	93,316	88,430	—	(4,886)
2/16/2018	Citigroup Global Markets	5,166,635 Russian Ruble	88,475	91,736	3,261	—
2/20/2018	HSBC Bank USA, N.A.	5,401,700 Russian Ruble	95,000	95,864	864	—
2/20/2018	HSBC Bank USA, N.A.	2,509,760 Russian Ruble	44,000	44,541	541	—
2/23/2018	HSBC Bank USA, N.A.	352,150 Argentine Peso	18,457	17,741	—	(716)
3/13/2018	Citigroup Global Markets	8,189,716 Indian Rupee	124,921	128,107	3,186	—
3/14/2018	Goldman Sachs Bank USA	1,685,250,000 Indonesian Rupiah	126,000	125,509	—	(491)
3/14/2018	Societe Generale Securities	185,162,720 South Korean Won	174,583	173,508	—	(1,075)
5/8/2018	Bank of America Securities	1,179,000 South African Rand	97,550	98,125	575	—
5/16/2018	Goldman Sachs Bank USA	843,000 Argentine Peso	41,527	40,754	—	(773)
5/16/2018	Royal Bank of Scotland	413,000 Argentine Peso	20,245	19,966	—	(279)
5/25/2018	Credit Suisse International	5,166,635 Russian Ruble	91,219	90,662	—	(557)
8/22/2018	Societe Generale Securities	291,000 Argentine Peso	14,024	13,389	—	(635)
CONTRACTS SOLD
2/1/2018	Bank of New York	747,320 Singapore Dollar	569,703	569,691	12	—
2/2/2018	JP Morgan Chase Bank, N.A.	102,700,000 Japanese Yen	912,093	940,735	—	(28,642)
2/2/2018	JP Morgan Chase Bank, N.A.	2,995,012 Brazilian Real	947,069	940,054	7,015	—
2/2/2018	Goldman Sachs Bank USA	2,174,252 Brazilian Real	650,020	682,439	—	(32,419)
2/2/2018	Goldman Sachs Bank USA	2,174,252 Brazilian Real	649,050	682,439	—	(33,389)
2/2/2018	Bank of America Securities	1,772,000 Pound Sterling	2,401,735	2,515,973	—	(114,238)
2/2/2018	Citigroup Global Markets	1,256,000 New Zealand Dollar	894,253	925,612	—	(31,359)
2/2/2018	Citigroup Global Markets	1,018,000 Euro	1,225,239	1,263,905	—	(38,666)
2/2/2018	Citigroup Global Markets	988,691 Brazilian Real	312,639	310,323	2,316	—
2/2/2018	Bank of America Securities	771,304 Brazilian Real	243,898	242,092	1,806	—
2/2/2018	Bank of America Securities	666,000 Australian Dollar	522,762	536,664	—	(13,902)
2/2/2018	JP Morgan Chase Bank, N.A.	422,000 Canadian Dollar	339,467	343,089	—	(3,622)
2/2/2018	Credit Suisse International	407,799 Brazilian Real	126,000	127,997	—	(1,997)
2/2/2018	JP Morgan Chase Bank, N.A.	101,000 Pound Sterling	144,106	143,405	701	—
2/2/2018	JP Morgan Chase Bank, N.A.	100,000 Canadian Dollar	79,718	81,301	—	(1,583)
2/2/2018	Goldman Sachs Bank USA	80,000 Pound Sterling	111,248	113,588	—	(2,340)
2/2/2018	Citigroup Global Markets	27,000 Euro	33,344	33,522	—	(178)
2/2/2018	Citigroup Global Markets	23,000 Euro	28,562	28,556	6	—
2/5/2018	Barclays Bank International	36,750,000 Japanese Yen	324,756	336,715	—	(11,959)
2/6/2018	Bank of America Securities	1,179,000 South African Rand	98,866	99,441	—	(575)

January 31, 2018 (unaudited)

50     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS SOLD (continued)
2/14/2018	Goldman Sachs Bank USA	1,751,220 Argentine Peso	$94,000	$88,604	$5,396	$—
2/14/2018	JP Morgan Chase Bank, N.A.	1,118,640 Argentine Peso	59,000	56,598	2,402	—
2/16/2018	Credit Suisse International	5,166,635 Russian Ruble	92,278	91,736	542	—
3/2/2018	JP Morgan Chase Bank, N.A.	102,700,000 Japanese Yen	945,684	942,138	3,546	—
3/2/2018	Deutsche Bank AG	1,953,000 Pound Sterling	2,757,886	2,775,804	—	(17,918)
3/2/2018	Citigroup Global Markets	1,256,000 New Zealand Dollar	920,606	925,298	—	(4,692)
3/2/2018	Goldman Sachs Bank USA	1,068,000 Euro	1,327,134	1,328,309	—	(1,175)
3/13/2018	Goldman Sachs Bank USA	8,060,724 Indian Rupee	126,000	126,089	—	(89)
3/14/2018	Citigroup Global Markets	185,162,720 South Korean Won	166,367	173,508	—	(7,141)
3/21/2018	Citigroup Global Markets	11,511,504 Mexican Peso	592,217	613,677	—	(21,460)
3/21/2018	JP Morgan Chase Bank, N.A.	191,520 Peruvian Sol	58,426	59,436	—	(1,010)
3/21/2018	HSBC Bank USA, N.A.	170,660 Peruvian Sol	53,000	52,963	37	—
3/21/2018	Deutsche Bank AG	154,608 Peruvian Sol	48,000	47,981	19	—
3/21/2018	HSBC Bank USA, N.A.	148,373 Peruvian Sol	46,000	46,046	—	(46)
3/21/2018	JP Morgan Chase Bank, N.A.	86,832 Peruvian Sol	27,000	26,947	53	—
3/21/2018	HSBC Bank USA, N.A.	32,215 Peruvian Sol	10,000	9,997	3	—
3/28/2018	Citigroup Global Markets	617,371,055 Colombian Peso	214,943	216,764	—	(1,821)
4/3/2018	Goldman Sachs Bank USA	2,300,000 Danish Krone	342,561	385,373	—	(42,812)
4/3/2018	JP Morgan Chase Bank, N.A.	1,745,000 Danish Krone	282,281	292,381	—	(10,100)
4/3/2018	Citigroup Global Markets	429,000 Danish Krone	68,205	71,880	—	(3,675)
4/3/2018	Royal Bank of Canada	35,000 Danish Krone	5,368	5,864	—	(496)
4/5/2018	Banc of America Securities	51,000,000 Japanese Yen	452,850	468,897	—	(16,047)
4/23/2018	JP Morgan Chase Bank, N.A.	14,300,000 Japanese Yen	129,213	131,624	—	(2,411)
5/1/2018	Citigroup Global Markets	120,000,000 Japanese Yen	1,103,048	1,105,089	—	(2,041)
6/20/2018	Societe Generale Securities	185,162,720 South Korean Won	175,020	173,915	1,105	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$133,792	$(479,099)

At January 31, 2018, the Wilmington Real Asset Fund had the following open option contracts:

Description	Expiration Date	Number of Contracts	Notional Amount(a)		Strike Price	Counterparty	Value
PURCHASED OPTIONS
CALL SWAPTIONS
CAP U.S. CMS	6/11/2018	—	$2,100,000		$0.17	Morgan Stanley Capital Services LLC	$445
INT CAP U.S. CMS	4/3/2018	—	4,500,000		0.17	Morgan Stanley Capital Services LLC	676
IRO USD 30Y	6/15/2018	—	550,000		2.15	Deutsche Bank AG	1,326
TOTAL CALL SWAPTIONS							2,447
PUT OPTIONS
IRO USD 10Y	7/16/2018	—	2,250,000		2.77	Morgan Stanley Capital Services LLC	38,231
IRO USD 10Y	7/16/2018	—	750,000		2.72	Morgan Stanley Capital Services LLC	14,337
IRO USD 30Y	6/15/2018	—	550,000		2.15	Deutsche Bank AG	76,426
TOTAL PUT OPTIONS							128,994
PUT SWAPTIONS
INT CAP U.S. CMS	3/29/2018	—	4,200,000		0.26	Deutsche Bank AG	41
OTC EPUT USD	1/24/2019	—	170,000	EUR	1.22	Deutsche Bank AG	2,384
TOTAL PUT SWAPTIONS							2,425
TOTAL PURCHASED OPTIONS							$133,866

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      51

Wilmington Real Asset Fund (continued)

Description	Expiration Date	Number of Contracts	Notional Amount(a)		Strike Price	Counterparty	Value
WRITTEN OPTIONS
CALL OPTIONS
10Y U.S. Future Option	2/26/2018	(2)	$(243,156)		$124.50	Centrally Cleared	$(31)
Euro-Bund Option	2/26/2018	(4)	(635,280	)EUR	165.50	Centrally Cleared	(50)
Euro-Bund Option	2/26/2018	(5)	(794,100	)EUR	165.00	Centrally Cleared	(62)
TOTAL CALL OPTIONS							(143)
CALL SWAPTIONS
CAP U.S. CMS	6/11/2018	—	(2,100,000)		0.16	Morgan Stanley Capital Services LLC	(181)
INF CAP U.S. 20Y	6/22/2035	—	(600,000	)EUR	3.00	Goldman Sachs Bank USA	(5,691)
INT CAP U.S. CMS	4/3/2018	—	(4,500,000)		0.16	Morgan Stanley Capital Services LLC	(126)
OTC ECAL FN	3/6/2018	—	(800,000)		102.23	Credit Suisse International	(137)
OTC ECAL USD	1/24/2019	—	(170,000	)EUR	1.35	Deutsche Bank AG	(2,387)
TOTAL CALL SWAPTIONS							(8,522)
PUT OPTIONS
10Y U.S. Future Option	2/26/2018	(2)	(243,156)		122.00	Centrally Cleared	(1,469)
10Y U.S. Future Option	2/26/2018	(3)	(364,734)		121.50	Centrally Cleared	(1,406)
Euro-Bund Option	2/26/2018	(4)	(265,280	)EUR	161.50	Centrally Cleared	(13,607)
Euro-Bund Option	5/25/2018	(3)	(390,000	)EUR	130.00	Centrally Cleared	(2,868)
U.S. Bond Future Option	2/26/2018	(2)	(294,000)		147.00	Centrally Cleared	(1,844)
TOTAL PUT OPTIONS							(21,194)
PUT SWAPTIONS
FLOOR U.S. CMS	1/2/2020	—	(5,000,000)		1.00	Morgan Stanley Capital Services LLC	(5,811)
INF CAP U.S. 10Y	4/22/2024	—	(1,300,000)		4.00	JP Morgan Chase Bank, N.A.	(475)
INF CAP U.S. 10Y	5/16/2024	—	(100,000)		4.00	JP Morgan Chase Bank, N.A.	(40)
INF CAP U.S. YOY	4/10/2020	—	(8,300,000)		3.00	JP Morgan Chase Bank, N.A.	37,181
INF FLOOR U.S. YOY	4/10/2020	—	(8,300,000)		0.00	JP Morgan Chase Bank, N.A.	48,974
INF FLOOR U.S. YOY 5Y	3/24/2020	—	(2,300,000)		0.00	JP Morgan Chase Bank, N.A.	(2,312)
INF FLOOR USD	4/7/2020	—	(2,600,000)		216.69	JP Morgan Chase Bank, N.A.	(1)
INT CAP U.S. CMS	3/29/2018	—	(4,200,000)		0.23	Deutsche Bank AG	(4)
OTC EPUT FN	3/6/2018	—	(700,000)		97.86	Credit Suisse International	(3,938)
OTC EPUT FN	3/6/2018	—	(800,000)		101.73	Credit Suisse International	(7,726)
TOTAL PUT SWAPTIONS							65,848
TOTAL WRITTEN OPTIONS							$35,989

(a)	Notional Value denominated in USD unless otherwise noted.

January 31, 2018 (unaudited)

52     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

At January 31, 2018, the Wilmington Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)		Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
10 - Year U.S Treasury Note Futures	March 2018	14	$1,740,766		$1,740,766	$1,702,094	$—	$(38,672)
5 - Year U.S Treasury Note
Futures	March 2018	22	2,527,432		2,527,432	2,523,641	—	(3,791)
SHORT POSITIONS:
10 - Year Japanese Treasury Bond Futures (OSE)	March 2018	2	300,640,000	JPY	2,657,647	2,647,715	9,932	—
Euro - Bund Futures	March 2018	2	317,640	EUR	389,533	383,871	5,662	—
Euro - OAT Futures	March 2018	6	917,580	EUR	1,117,107	1,095,781	21,326	—
GBP Long Gilt Futures	March 2018	15	1,832,100	GBP	2,490,679	2,446,243	44,436	—
U.S Treasury Long Bond Futures	March 2018	20	3,136,132		3,046,191	2,956,250	89,941	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS							$171,297	$(42,463)

At January 31, 2018, the Wilmington Real Asset Fund had open interest rate swap contracts as follows:

Counterparty	Termination Date	Notional Amount(a)		Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CENTRALLY CLEARED
Chicago Mercantile Exchange#	3/21/28	400,000	NZD	3.25%	3 Month NZD LIBOR	Semi-Annual	$671	$1,223	$—	$(552)
Chicago Mercantile Exchange#	6/15/18	1,200,000		1.25%	3 Month USD LIBOR	Quarter	(2,383)	5,605	—	(7,988)
Chicago Mercantile Exchange#	6/21/19	400,000		1.25%	3 Month USD LIBOR	Quarter	(5,103)	(3,619)	—	(1,484)
Chicago Mercantile Exchange#	12/16/22	700,000		2.25%	3 Month USD LIBOR	Quarter	(11,298)	1,563	—	(12,861)
Chicago Mercantile Exchange#	12/20/22	1,900,000		2.25%	3 Month USD LIBOR	Semi-Annual	(30,780)	2,393	—	(33,173)
Chicago Mercantile Exchange#	10/19/23	100,000		2.66%	3 Month USD LIBOR	Quarter	(406)	—	—	(406)
Chicago Mercantile Exchange#	10/25/23	2,000,000		2.68%	3 Month USD LIBOR	Quarter	(6,222)	—	—	(6,222)
Chicago Mercantile Exchange#	11/19/23	1,000,000		2.67%	3 Month USD LIBOR	Quarter	(3,863)	—	—	(3,863)
Chicago Mercantile Exchange#	12/12/23	1,000,000		2.68%	3 Month USD LIBOR	Quarter	(3,698)	—	—	(3,698)
Chicago Mercantile Exchange#	12/19/23	1,400,000		2.50%	3 Month USD LIBOR	Quarter	(17,002)	(12,010)	—	(4,992)
Chicago Mercantile Exchange#	3/16/26	1,550,000		2.40%	3 Month USD LIBOR	Semi-Annual	33,400	—	33,400	—
Chicago Mercantile Exchange#	4/21/26	2,300,000		2.30%	3 Month USD LIBOR	Semi-Annual	59,786	—	59,786	—
Chicago Mercantile Exchange#	7/27/26	3,900,000		2.00%	3 Month USD LIBOR	Semi-Annual	152,803	46,583	106,220	—
Chicago Mercantile Exchange*	7/27/26	850,000		1.85%	3 Month USD LIBOR	Semi-Annual	38,809	—	38,809	—
Chicago Mercantile Exchange#	12/07/26	3,700,000		2.40%	3 Month USD LIBOR	Semi-Annual	82,296	24,582	57,714	—

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      53

Wilmington Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount(a)		Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
London Clearing House*	12/21/26	$3,240,000		1.75%	3 Month USD LIBOR	Semi-Annual	$250,826	$(106,161)	$356,987	$—
Chicago Mercantile Exchange#	9/15/27	850,000		2.50%	3 Month USD LIBOR	Semi-Annual	(15,959)	(16,292)	333	—
Chicago Mercantile Exchange#	12/20/27	1,000,000		2.50%	3 Month USD LIBOR	Semi-Annual	23,704	(10,513)	34,217	—
Chicago Mercantile Exchange#	6/21/47	750,000		1.75%	3 Month USD LIBOR	Quarter	(172,205)	(148,282)	—	(23,923)
Chicago Mercantile Exchange#	12/20/47	740,000		2.75%	3 Month USD LIBOR	Quarter	(16,082)	20,651	—	(36,733)
Chicago Mercantile Exchange#	10/25/48	190,000		2.97%	3 Month USD LIBOR	Semi-Annual	(3,413)	—	—	(3,413)
Chicago Mercantile Exchange#	11/19/48	200,000		2.95%	3 Month USD LIBOR	Semi-Annual	(2,785)	—	—	(2,785)
Chicago Mercantile Exchange#	12/12/48	200,000		2.95%	3 Month USD LIBOR	Semi-Annual	(2,800)	—	—	(2,800)
London Clearing House#	3/21/48	300,000	GBP	2.00%	6 Month GBP LIBOR	Semi-Annual	(5,041)	(8,578)	3,537	—
London Clearing House#	9/20/27	110,000,000	JPY	0.30%	6 Month JPY LIBOR	Semi-Annual	3,608	(1,991)	5,599	—
London Clearing House#	3/20/29	140,000,000	JPY	0.45%	6 Month JPY LIBOR	Semi-Annual	406	(7,740)	8,146	—
London Clearing House*	12/15/26	610,000	EUR	1.39%	Eurostat Eurozone HICP Ex Tobacco	Annual	(11,173)	(1,106)	—	(10,067)
London Clearing House*	11/15/27	600,000	EUR	1.52%	Eurostat Eurozone HICP Ex Tobacco	At Term(1)	(3,549)	(935)	—	(2,614)
London Clearing House*	1/15/28	110,000	EUR	1.58%	France CPI Ex Tobacco	At Term(1)	—	—	—	—
London Clearing House#	12/15/47	260,000		2.00%	OIS USD LIBOR	Annual	23,148	(487)	23,635	—
London Clearing House*	6/15/31	900,000	GBP	3.10%	UK RPI All Items NSA	At Term(1)	(94,011)	(104,556)	10,545	—
London Clearing House*	10/15/31	720,000	GBP	3.53%	UK RPI All Items NSA	At Term(1)	13,422	1,654	11,768	—
London Clearing House*	9/15/32	270,000	GBP	3.47%	UK RPI All Items NSA	Annual	(222)	(788)	566	—
London Clearing House*	10/15/46	80,000	GBP	3.59%	UK RPI All Items NSA	Annual	(4,354)	(4,520)	166	—
London Clearing House*	4/27/18	700,000		1.71%	US Urban Consumers NSA	Annual	(172)	—	—	(172)
London Clearing House*	4/28/18	2,000,000		1.68%	US Urban Consumers NSA	Annual	233	—	233	—
London Clearing House*	5/23/18	100,000		1.58%	US Urban Consumers NSA	Annual	526	52	474	—
London Clearing House*	4/27/19	700,000		1.94%	US Urban Consumers NSA	Annual	508	—	508	—
London Clearing House*	11/23/20	700,000		2.03%	US Urban Consumers NSA	Annual	4,047	—	4,047	—
London Clearing House*	11/25/20	700,000		2.02%	US Urban Consumers NSA	Annual	4,170	—	4,170	—
London Clearing House*	7/26/21	500,000		1.55%	US Urban Consumers NSA	Annual	15,529	16,923	—	(1,394)
London Clearing House*	9/12/21	460,000		1.60%	US Urban Consumers NSA	Annual	12,580	13,855	—	(1,275)
London Clearing House*	7/15/22	100,000		2.07%	US Urban Consumers NSA	At Term(1)	813	—	813	—

January 31, 2018 (unaudited)

54     PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
London Clearing House*	7/26/26	$500,000	1.73%	US Urban Consumers NSA	Annual	$(26,481)	$(26,802)	$321	$—
London Clearing House*	9/12/26	460,000	1.80%	US Urban Consumers NSA	Annual	(20,806)	(21,247)	441	—
London Clearing House*	9/15/26	300,000	1.78%	US Urban Consumers NSA	Annual	(14,262)	(14,562)	300	—
London Clearing House*	7/25/27	300,000	2.07%	US Urban Consumers NSA	Annual	(7,593)	—	—	(7,593)
London Clearing House*	9/20/27	150,000	2.18%	US Urban Consumers NSA	Annual	(2,553)	—	—	(2,553)
London Clearing House*	9/25/27	100,000	2.15%	US Urban Consumers NSA	Annual	(2,025)	—	—	(2,025)
London Clearing House*	10/17/27	300,000	2.16%	US Urban Consumers NSA	Annual	(5,832)	—	—	(5,832)
						$229,212	$(355,105)	$762,735	$(178,418)
OVER THE COUNTER
Bank of America NA*	11/23/20	$2,400,000	1.57%	US Urban Consumers NSA	At Term(1)	$53,262	$—	$53,262	$—
Morgan Stanley Capital Services LLC#	7/18/26	500,000	1.79%	US Urban Consumers NSA	At Term(1)	(23,385)	—	—	(23,385)
Morgan Stanley Capital Services LLC#	7/19/26	800,000	1.81%	US Urban Consumers NSA	At Term(1)	(35,667)	—	—	(35,667)
Morgan Stanley Capital Services LLC*	7/20/26	500,000	1.80%	US Urban Consumers NSA	At Term(1)	(22,717)	—	—	(22,717)
Morgan Stanley Capital Services LLC*	9/20/26	200,000	1.81%	US Urban Consumers NSA	At Term(1)	(8,910)	—	—	(8,910)
						$(37,417)	$—	$53,262	$(90,679)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INTEREST RATE SWAP CONTRACTS						$191,795	$(355,105)	$815,997	$(269,097)

(a)	Notional Value denominated in USD unless otherwise noted.

At January 31, 2018, the Wilmington Real Asset Fund had open credit default swap contracts as follows:

Counterparty	Termination Date	Notional Amount(a)		Fixed Rate	Reference Equity/Obligation	Payment Frequency	Implied Credit Spread at January 31, 2018(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CENTRALLY CLEARED
Morgan Stanley Capital Services LLC###	12/20/22	$1,100,000		5.00%	CDX HY29 5Y ICE	Quarter	3.02%	$(92,043)	$(86,089)	$—	$(5,954)
Intercontinental Exchange###	12/20/21	900,000	EUR	1.00%	CDX ITRAXX MAIN26 5Y ICE	Quarter	0.31%	(30,188)	(14,549)	—	(15,639)
Intercontinental Exchange###	12/20/22	2,300,000	EUR	1.00%	CDX ITRAXX MAIN28 5Y ICE	Quarter	0.44%	(77,926)	(60,903)	—	(17,023)
								$(200,157)	$(161,541)	$—	$(38,616)
OVER THE COUNTER
HSBC Bank USA, N.A.##	3/20/18	$300,000		1.00%	BRAZIL LA SP HUS	Quarter	0.40%	$627	$194	$433	$—

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      55

Wilmington Real Asset Fund (concluded)

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity/Obligation	Payment Frequency	Implied Credit Spread at January 31, 2018(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG##	10/17/57	$400,000	0.50%	CMBX.NA.AAA.8 SP DUB	Monthly	2.85%	$3,260	$(19,901)	$23,161	$—
Goldman Sachs International##	10/17/57	400,000	1.00%	CMBX.NA.AAA.8 SP GST	Monthly	2.85%	3,260	(24,907)	28,167	—
							$7,147	$(44,614)	$51,761	$—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP CONTRACTS							$(193,010)	$(206,155)	$51,761	$(38,616)

(1)	Termination date or maturity date.
*	Portfolio pays the fixed rate and receives the floating rate.
#	Portfolio pays the floating rate and receives the fixed rate.
##	The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
###	The Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(a)	“Notional amount” represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional Value denominated in USD unless otherwise noted.
(b)	“Implied credit spreads”, represented in absolute terms, are utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	“Fair value” of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Portfolios of Investments

January 31, 2018 (unaudited)

Wilmington Diversified Income Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 38.0%
EXCHANGE-TRADED FUNDS – 31.3%
iShares iBoxx $ High Yield Corporate Bond ETF#	33,800	$2,950,740
iShares International Select Dividend ETF#	222,000	7,823,280
SPDR Dow Jones International Real Estate ETF#	50,625	2,129,288
Vanguard REIT ETF	13,000	1,032,850

TOTAL EXCHANGE-TRADED FUNDS		$13,936,158
INFLATION-PROTECTED SECURITIES FUNDS – 6.7%
Vanguard Inflation-Protected Securities Fund, Admiral Shares	117,735	2,986,935

TOTAL INVESTMENT COMPANIES (COST $16,579,813)		$16,923,093

	Par Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
Series 1988-23, Class C, 9.75%, 9/25/18	$31	32
Series 2012-114, Class VM, 3.50%, 10/25/25	128,344	131,483

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$131,515
WHOLE LOAN – 0.1%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.69%, 2/25/34Δ	19,621	19,938
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.77%, 11/25/35Δ	8,194	7,891

TOTAL WHOLE LOAN		$27,829

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $171,138)		$159,344
CORPORATE BONDS – 6.8%
AEROSPACE & DEFENSE – 0.1%
Rockwell Collins, Inc., Sr. Unsecured, 3.50%, 3/15/27	25,000	24,816
AUTOMOTIVE – 0.1%
General Motors Financial Co., Inc., Company Guaranteed, 3.20%, 7/06/21	40,000	40,043
BEVERAGES – 0.2%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	20,000	22,595

Description	Par Value	Value
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.00%, 1/15/20	$10,000	$9,862
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.70%, 11/15/22	40,000	39,082

TOTAL BEVERAGES		$71,539
BIOTECHNOLOGY – 0.1%
Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	25,000	26,519
Celgene Corp., Sr. Unsecured, 2.75%, 2/15/23	25,000	24,434

TOTAL BIOTECHNOLOGY		$50,953
CAPITAL MARKETS – 0.3%
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	55,000	53,839
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 month USD LIBOR + 1.51%), 3.69%, 6/05/28Δ	35,000	34,878
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	10,000	10,404
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	18,000	17,965

TOTAL CAPITAL MARKETS		$117,086
COMMERCIAL BANKS – 0.5%
BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	30,000	29,977
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	100,000	101,977
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	20,000	20,956
SunTrust Banks, Inc., Sr. Unsecured, 2.90%, 3/03/21	30,000	30,056
US Bancorp, Series V, Sr. Unsecured, MTN, 2.63%, 1/24/22	45,000	44,644

TOTAL COMMERCIAL BANKS		$227,610
CONSUMER FINANCE – 0.1%
American Express Co., Sr. Unsecured, (3 month USD LIBOR + 0.59%), 2.04%, 5/22/18Δ	30,000	30,043
Capital One Financial Corp., Sr. Unsecured, 2.40%, 10/30/20	25,000	24,699

TOTAL CONSUMER FINANCE		$54,742
DIVERSIFIED FINANCIAL SERVICES – 1.1%
Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	20,000	19,563

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      57

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value
BlackRock, Inc., Sr. Unsecured, 3.38%, 6/01/22	$38,000	$38,891
Charles Schwab Corp. (The), Sr. Unsecured, 2.20%, 7/25/18	15,000	15,020
Citigroup, Inc., Sr. Unsecured, 1.70%, 4/27/18	35,000	34,987
Citigroup, Inc., Sr. Unsecured, (3 month USD LIBOR + 0.95%), 2.88%, 7/24/23Δ	35,000	34,471
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	132,482
HSBC USA, Inc., Sr. Unsecured, 2.63%, 9/24/18	40,000	40,160
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.30%, 8/15/21	100,000	98,091
Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	40,000	41,841
Wells Fargo & Co., Series M, Subordinated, MTN, 3.45%, 2/13/23	35,000	35,296

TOTAL DIVERSIFIED FINANCIAL SERVICES		$490,802
ELECTRIC – 0.3%
DTE Energy Co., Series F, Sr. Unsecured, 3.85%, 12/01/23	10,000	10,300
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	90,000	94,809
Pacific Gas & Electric Co., Sr. Unsecured, 3.75%, 2/15/24	20,000	20,389

TOTAL ELECTRIC		$125,498
ENVIRONMENTAL CONTROL – 0.1%
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	35,000	35,691
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	25,000	25,958

TOTAL ENVIRONMENTAL CONTROL		$61,649
FOOD & STAPLES RETAILING – 0.1%
Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	35,000	34,431
FOREST PRODUCTS & PAPER – 0.2%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	35,000	37,311
International Paper Co., Sr. Unsecured, 4.40%, 8/15/47	50,000	52,201

TOTAL FOREST PRODUCTS & PAPER		$89,512
HEALTH CARE EQUIPMENT & SUPPLIES – 0.1%
Abbott Laboratories, Sr. Unsecured, 2.35%, 11/22/19	20,000	19,923
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22	20,000	20,226

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$40,149

Description	Par Value	Value
HEALTH CARE PROVIDERS & SERVICES – 0.2%
Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	$30,000	$29,937
Cardinal Health, Inc., Sr. Unsecured, 3.08%, 6/15/24	35,000	33,949
UnitedHealth Group, Inc., Sr. Unsecured, 2.75%, 2/15/23	25,000	24,697
UnitedHealth Group, Inc., Sr. Unsecured, 2.95%, 10/15/27	25,000	24,207

TOTAL HEALTH CARE PROVIDERS & SERVICES		$112,790
HOME FURNISHINGS – 0.1%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	65,000	68,963
HOUSEHOLD PRODUCTS – 0.2%
Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 8/01/47	15,000	14,566
Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21	60,000	62,671

TOTAL HOUSEHOLD PRODUCTS		$77,237
INSURANCE – 0.5%
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	40,000	41,503
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	35,000	35,842
Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	25,000	25,038
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	60,000	63,165
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	45,000	46,681

TOTAL INSURANCE		$212,229
MEDIA – 0.3%
CBS Corp., Company Guaranteed, 4.60%, 1/15/45	75,000	76,632
Time Warner, Inc., Company Guaranteed, 4.85%, 7/15/45	25,000	26,288
Walt Disney Co. (The), Sr. Unsecured, GMTN, 4.13%, 6/01/44	10,000	10,786

TOTAL MEDIA		$113,706
MISCELLANEOUS MANUFACTURING – 0.1%
Illinois Tool Works, Inc., Sr. Unsecured, 3.50%, 3/01/24	45,000	46,468
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	20,000	20,415

TOTAL MISCELLANEOUS MANUFACTURING		$66,883
OIL & GAS – 0.5%
BP Capital Markets PLC, Company Guaranteed, 2.50%, 11/06/22	50,000	49,249

January 31, 2018 (unaudited)

58     PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value
Exxon Mobil Corp., Sr. Unsecured, 1.82%, 3/15/19	$30,000	$29,890
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	20,000	20,369
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	20,000	21,121
Sempra Energy, Sr. Unsecured, 2.85%, 11/15/20	55,000	55,178
Shell International Finance BV, Company Guaranteed, 3.25%, 5/11/25	25,000	25,208
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	10,000	11,395

TOTAL OIL & GAS		$212,410
PHARMACEUTICALS – 0.2%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	30,000	29,922
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	20,000	20,989
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	20,000	20,599
Zoetis, Inc., Sr. Unsecured, 3.95%, 9/12/47	20,000	19,791

TOTAL PHARMACEUTICALS		$91,301
PIPELINES – 0.4%
Energy Transfer LP, Sr. Unsecured, 3.60%, 2/01/23	35,000	34,960
Energy Transfer LP, Sr. Unsecured, 4.20%, 4/15/27	40,000	39,832
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	35,000	34,929
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	45,000	54,834
Spectra Energy Partners LP, Sr. Unsecured, 4.50%, 3/15/45	25,000	25,957

TOTAL PIPELINES		$190,512
REAL ESTATE INVESTMENT TRUSTS – 0.5%
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	15,000	16,189
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 5/15/27	25,000	24,851
Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	100,000	105,379
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	15,000	15,487
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	40,000	40,355
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	15,000	15,028

TOTAL REAL ESTATE INVESTMENT TRUSTS		$217,289
SEMICONDUCTORS – 0.1%
Intel Corp., Sr. Unsecured, 2.70%, 12/15/22	35,000	34,824

Description	Par Value	Value
TELECOMMUNICATIONS – 0.2%
AT&T, Inc., Sr. Unsecured, (3 month USD LIBOR + 0.91%), 2.37%, 11/27/18Δ	$55,000	$55,328
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	15,000	14,856

TOTAL TELECOMMUNICATIONS		$70,184
TRANSPORTATION – 0.2%
FedEx Corp., Company Guaranteed, 3.88%, 8/01/42	30,000	29,787
FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	15,000	15,171
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	55,000	55,019
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 9/01/22	10,000	9,737

TOTAL TRANSPORTATION		$109,714
TRUCKING & LEASING – 0.0%**
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44#	20,000	22,301

TOTAL CORPORATE BONDS (COST $2,955,794)		$3,029,173

	Number of Shares
COMMON STOCKS – 39.4%
CONSUMER DISCRETIONARY – 2.2%
HOTELS, RESTAURANTS & LEISURE – 1.6%
Darden Restaurants, Inc.	2,800	268,380
Extended Stay America, Inc.	9,200	186,116
McDonald’s Corp.	1,325	226,761

		$681,257
TEXTILES, APPAREL & LUXURY GOODS – 0.6%
Tapestry, Inc.	5,900	277,536

TOTAL CONSUMER DISCRETIONARY		$958,793
CONSUMER STAPLES – 2.8%
BEVERAGES – 0.5%
Coca-Cola Co. (The)	5,000	237,950
HOUSEHOLD PRODUCTS – 0.7%
Procter & Gamble Co. (The)	3,700	319,458
TOBACCO – 1.6%
Altria Group, Inc.	5,400	379,836
Philip Morris International, Inc.	3,000	321,690

		$701,526

TOTAL CONSUMER STAPLES		$1,258,934
ENERGY – 5.8%

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      59

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value
ENERGY EQUIPMENT & SERVICES – 0.6%
Schlumberger Ltd.	3,750	$275,925
OIL, GAS & CONSUMABLE FUELS – 5.2%
BP PLC ADR	9,100	389,389
Chevron Corp.	5,050	633,018
Exxon Mobil Corp.	3,000	261,900
Occidental Petroleum Corp.	5,150	386,096
Suncor Energy, Inc.	10,550	382,437
Targa Resources Corp.#	5,100	244,800

		$2,297,640

TOTAL ENERGY		$2,573,565
FINANCIALS – 10.2%
CAPITAL MARKETS – 1.2%
Invesco Ltd.	8,350	301,685
Main Street Capital Corp.#	5,827	221,193

		$522,878
COMMERCIAL BANKS – 3.3%
First Hawaiian, Inc.	7,500	216,750
PacWest Bancorp	7,150	374,875
People’s United Financial, Inc.	13,300	261,611
Umpqua Holdings Corp.	15,350	332,327
United Bankshares, Inc.	8,250	303,600

		$1,489,163
DIVERSIFIED FINANCIAL SERVICES – 3.3%
JPMorgan Chase & Co.	5,100	589,917
Toronto-Dominion Bank (The)	7,550	459,115
Wells Fargo & Co.	6,100	401,258

		$1,450,290
INSURANCE – 1.8%
MetLife, Inc.	5,300	254,771
Old Republic International Corp.	15,350	329,872
Sun Life Financial, Inc.	5,250	227,692

		$812,335
REAL ESTATE INVESTMENT TRUSTS – 0.6%
Blackstone Mortgage Trust, Inc., Class A	9,050	280,550

TOTAL FINANCIALS		$4,555,216
HEALTH CARE – 5.0%
BIOTECHNOLOGY – 0.4%
Amgen, Inc.	1,000	186,050
PHARMACEUTICALS – 4.6%
AbbVie, Inc.	4,400	493,768
Bristol-Myers Squibb Co.	3,200	200,320
Johnson & Johnson	3,400	469,846

Description	Number of Shares	Value
Merck & Co., Inc.	7,650	$453,263
Pfizer, Inc.	11,800	437,072

		$2,054,269

TOTAL HEALTH CARE		$2,240,319
INDUSTRIALS – 3.3%
AEROSPACE & DEFENSE – 1.0%
Lockheed Martin Corp.	1,300	461,305
AIR FREIGHT & LOGISTICS – 0.5%
United Parcel Service, Inc., Class B	1,810	230,449
ELECTRICAL EQUIPMENT – 0.9%
Emerson Electric Co.	5,200	375,596
MISCELLANEOUS MANUFACTURING – 0.9%
Eaton Corp. PLC	4,500	377,865

TOTAL INDUSTRIALS		$1,445,215
INFORMATION TECHNOLOGY – 4.0%
COMMUNICATIONS EQUIPMENT – 1.5%
Cisco Systems, Inc.	16,400	681,256
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.9%
Maxim Integrated Products, Inc.	6,600	402,600
QUALCOMM, Inc.	6,250	426,562

		$829,162
SOFTWARE – 0.6%
CA, Inc.	7,150	256,328

TOTAL INFORMATION TECHNOLOGY		$1,766,746
MATERIALS – 0.9%
CHEMICALS – 0.9%
LyondellBasell Industries NV, Class A	3,500	419,440
REAL ESTATE – 1.9%
REAL ESTATE INVESTMENT TRUSTS – 1.9%
Park Hotels & Resorts, Inc.	7,325	211,766
Simon Property Group, Inc.	1,550	253,223
Weyerhaeuser Co.	10,600	397,924

		$862,913

TOTAL REAL ESTATE		$862,913
TELECOMMUNICATION SERVICES – 1.0%
DIVERSIFIED TELECOMMUNICATION SERVICES – 1.0%
AT&T, Inc.	11,850	443,783
UTILITIES – 2.3%
ELECTRIC UTILITIES – 2.3%
American Electric Power Co., Inc.	3,550	244,169
Duke Energy Corp.	2,700	211,950
FirstEnergy Corp.	8,000	263,200

January 31, 2018 (unaudited)

60     PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value
NextEra Energy, Inc.	1,850	$293,077

		$1,012,396

TOTAL UTILITIES		$1,012,396

TOTAL COMMON STOCKS (COST $15,676,347)		$17,537,320

	Par Value
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%
AIRLINES – 0.2%
Continental Airlines 2009-2,
Series A, Pass-Through Certificates, 7.25%, 11/10/19	$50,408	53,999
Delta Air Lines, 2007-1,
Series A, Pass-Through Certificates, 6.82%, 8/10/22	38,742	43,424

TOTAL AIRLINES		$97,423

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $88,308)		$97,423
MORTGAGE-BACKED SECURITIES – 4.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.0%
Pool C00478, 8.50%, 9/01/26	1,513	1,757
Pool A15865, 5.50%, 11/01/33	32,388	35,301
Pool A19412, 5.00%, 3/01/34	96,871	106,058
Pool G05774, 5.00%, 1/01/40	191,487	207,888
Pool C03517, 4.50%, 9/01/40	25,114	26,583
Pool C03849, 3.50%, 4/01/42	46,066	46,647
Pool C04305, 3.00%, 11/01/42	160,331	157,353
Pool C09020, 3.50%, 11/01/42	139,848	141,762
Pool G07889, 3.50%, 8/01/43	33,661	34,007
Pool Q23891, 4.00%, 12/01/43	39,174	40,675
Pool G60038, 3.50%, 1/01/44	110,720	112,235

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$910,266
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.8%
Pool 326445, 0.88%, 5/21/18	165,000	164,707
Pool 580676, 1.63%, 11/27/18	165,000	164,718
Pool AB4089, 3.00%, 12/01/26	25,239	25,488
Pool 533246, 7.50%, 4/01/30	3,835	3,946
Pool AJ4050, 4.00%, 10/01/41	78,698	81,788
Pool AX5302, 4.00%, 1/01/42	24,778	25,751
Pool AT7899, 3.50%, 7/01/43	63,569	64,274
Pool AS0302, 3.00%, 8/01/43	67,602	66,574
Pool AL6325, 3.00%, 10/01/44	62,189	61,243
Pool BC0830, 3.00%, 4/01/46	78,657	77,291
Pool BC9468, 3.00%, 6/01/46	22,863	22,430

Description	Par Value	Value
Pool BD7166, 4.50%, 4/01/47	$85,939	$90,584
Pool BE3625, 3.50%, 5/01/47	151,655	153,198
Pool BE3702, 4.00%, 6/01/47	211,520	218,593
Pool BE3767, 3.50%, 7/01/47	15,555	15,714

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,236,299
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%
Pool 354677, 7.50%, 10/15/23	8,796	10,190
Pool 354765, 7.00%, 2/15/24	13,498	14,664
Pool 354827, 7.00%, 5/15/24	10,970	11,636
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$36,490

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,211,900)		$2,183,055
U.S. TREASURY – 7.0%
U.S. TREASURY BONDS – 1.5%
2.50%, 2/15/46	65,000	59,520
2.75%, 8/15/47	70,000	67,293
3.00%, 11/15/44	53,000	53,683
3.00%, 11/15/45	8,000	8,098
3.00%, 2/15/47	21,000	21,241
3.00%, 5/15/47	30,000	30,331
3.13%, 8/15/44	11,000	11,398
3.38%, 5/15/44	139,000	150,414
3.63%, 2/15/44	87,000	98,059
4.38%, 5/15/40	120,000	149,466
4.75%, 2/15/37	21,000	27,009

TOTAL U.S. TREASURY BONDS		$676,512
U.S. TREASURY NOTES – 5.5%
1.13%, 2/28/21	250,000	241,121
1.50%, 12/31/18	87,000	86,678
1.50%, 3/31/19	100,000	99,428
1.50%, 11/30/19	40,000	39,554
1.50%, 8/15/26	90,000	81,719
1.63%, 11/15/22	96,000	92,186
1.63%, 5/15/26	195,000	179,373
1.75%, 5/15/23	210,000	201,658
2.00%, 10/31/21	165,000	162,583
2.00%, 4/30/24	170,000	163,861
2.00%, 2/15/25	115,000	110,094
2.00%, 8/15/25	35,000	33,365
2.13%, 8/31/20	115,000	114,651
2.13%, 6/30/22	175,000	172,393
2.13%, 11/30/23	215,000	209,586
2.13%, 5/15/25	140,000	134,882
2.25%, 11/15/24	80,000	77,987

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      61

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value
2.25%, 11/15/25	$5,000 $	4,844
2.38%, 8/15/24	140,000	137,724
3.50%, 5/15/20	100,000	102,868

TOTAL U.S. TREASURY NOTES		$2,446,555

TOTAL U.S. TREASURY (COST $3,162,237)		$3,123,067

	Number of Shares
MONEY MARKET FUND – 3.2%
Dreyfus Government Cash Management
Fund, Institutional Shares, 1.21%^	1,405,619	1,405,619

TOTAL MONEY MARKET FUND (COST $1,405,619)		$1,405,619

TOTAL INVESTMENTS IN SECURITIES – 99.9% (COST $42,251,156)		$44,458,094

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 20.0%
REPURCHASE AGREEMENTS – 20.0%
BNP Paribas SA, 1.33%, dated 1/31/18, due 2/01/18, repurchase price $1,648,961, collateralized by U.S. Government & Treasury Securities, 0.00% to 9.13%, maturing 3/31/18 to 9/09/49; total market value of $1,681,878.	$1,648,900	1,648,900
Citigroup Global Markets, Inc., 1.32%, dated 1/31/18, due 2/01/18, repurchase price $656,048, collateralized by U.S. Treasury Securities, 0.00% to 5.00%, maturing 5/10/18 to 9/09/49; total market value of $669,145.	656,024	656,024
Daiwa Capital Markets America, 1.35%, dated 1/31/18, due 2/01/18, repurchase price $1,648,971, collateralized by U.S. Government & Treasury Securities, 0.00% to 9.00%, maturing 2/15/18 to 12/01/51; total market value of $1,681,843.	1,648,909	1,648,909
HSBC Securities USA, Inc., 1.33%, dated 1/31/18, due 2/01/18, repurchase price $1,648,961, collateralized by U.S. Government Securities, 0.00% to 7.25%, maturing 3/15/18 to 1/15/37; total market value of $1,681,884.	1,648,900	1,648,900
NBC Global Finance Ltd., 1.50%, dated 1/31/18, due 2/01/18, repurchase price $1,648,978, collateralized by U.S. Treasury Securities, 0.75% to 2.25%, maturing 2/15/25 to 9/09/49; total market value of $1,681,887.	1,648,909	1,648,909

Description	Par Value	Value
RBC Dominion Securities, Inc., 1.34%, dated 1/31/18, due 2/01/18, repurchase price $1,648,970, collateralized by U.S. Government & Treasury Securities, 1.38% to 5.00%, maturing 3/31/19 to 9/09/49; total market value of $1,681,887.	$1,648,909	$1,648,909

TOTAL REPURCHASE AGREEMENTS		$8,900,551

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $8,900,551)		$8,900,551
TOTAL INVESTMENTS – 119.9%
(COST $51,151,707)		$53,358,645
COLLATERAL FOR SECURITIES ON LOAN – (20.0%)		(8,900,551)
OTHER ASSETS LESS LIABILITIES – 0.1%		55,227

TOTAL NET ASSETS – 100.0%		$44,513,321

January 31, 2018 (unaudited)

62     PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$16,923,093	$—	$—	$16,923,093
Corporate Bonds	—	3,029,173	—	3,029,173
Collateralized Mortgage Obligations	—	159,344	—	159,344
Common Stocks	17,537,320	—	—	17,537,320
Enhanced Equipment Trust Certificates	—	97,423	—	97,423
Mortgage-Backed Securities	—	2,183,055	—	2,183,055
U.S. Treasury	—	3,123,067	—	3,123,067
Money Market Fund	1,405,619	—	—	1,405,619
Repurchase Agreements	—	8,900,551	—	8,900,551

Total	$35,866,032	$17,492,613	$—	$53,358,645

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2018, these liquid restricted securities amounted to $132,482 representing 0.3% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

See Notes to Portfolios of Investments

January 31, 2018 (unaudited)

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITY – 0.1%
FINANCIAL SERVICES – 0.1%
LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26Ώ	$393,714	$407,429

TOTAL ASSET-BACKED SECURITY (COST $393,714)		$407,429
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.2%
Pool Q33547, 3.50%, 5/01/45	1,101,793	1,115,684
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.4%
Series 1988-23, Class C, 9.75%, 9/25/18	94	95
Series 2005-29, Class WC, 4.75%, 4/25/35	26,163	27,771
Series 2012-114, Class VM, 3.50%, 10/25/25	1,732,638	1,775,018

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,802,884
WHOLE LOAN – 0.1%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.69%, 2/25/34Δ	97,403	98,977
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	50,126	50,336
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.77%, 11/25/35Δ	163,870	157,811
WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	142,105	143,460

TOTAL WHOLE LOAN		$450,584

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,544,667)		$3,369,152
COMMERCIAL PAPER – 3.0%◆
COMMERCIAL PAPER – 3.0%
Diageo Captial PLC, 1.57%, 2/01/18	5,000,000	4,999,786
Sysco Corp., 1.64%, 2/01/18	5,000,000	4,999,778
Unitedhealth Group, 1.61%, 2/01/18	5,000,000	4,999,781

TOTAL COMMERCIAL PAPER		$14,999,345

TOTAL COMMERCIAL PAPER (COST $15,000,000)		$14,999,345

Description	Par Value	Value
CORPORATE BONDS – 45.3%
AEROSPACE & DEFENSE – 1.7%
L3 Technologies, Inc., Company Guaranteed, 4.75%, 7/15/20	$1,000,000	$1,045,473
Lockheed Martin Corp., Sr. Unsecured, 1.85%, 11/23/18	2,000,000	1,990,022
Lockheed Martin Corp., Sr. Unsecured, 4.70%, 5/15/46	975,000	1,109,634
Northrop Grumman Corp., Sr. Unsecured, 2.93%, 1/15/25	1,000,000	974,933
Northrop Grumman Corp., Sr. Unsecured, 4.03%, 10/15/47	1,765,000	1,800,341
Rockwell Collins, Inc., Sr. Unsecured, 3.50%, 3/15/27	1,600,000	1,588,229

TOTAL AEROSPACE & DEFENSE		$8,508,632
AUTOMOTIVE – 1.3%
Daimler Finance North America LLC, Company Guaranteed, 2.30%, 1/06/20Ώ	2,000,000	1,988,258
Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21Ώ	250,000	258,000
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	535,995
Ford Motor Credit Co. LLC, Sr. Unsecured, 4.25%, 9/20/22	450,000	463,890
General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	1,175,801
General Motors Financial Co.,Inc., Company Guaranteed, 2.40%, 5/09/19	1,430,000	1,427,523
General Motors Financial Co., Inc., Company Guaranteed, 2.35%, 10/04/19#	1,000,000	994,492

TOTAL AUTOMOTIVE		$6,843,959
BEVERAGES – 0.8%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	1,125,000	1,270,977
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.60%, 1/15/19	1,900,000	1,902,518
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.53%, 11/15/21	1,000,000	979,886

TOTAL BEVERAGES		$4,153,381
BIOTECHNOLOGY – 1.5%
Amgen, Inc., Sr. Unsecured, 2.13%, 5/01/20	2,000,000	1,979,892
Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	2,130,000	2,259,388
Celgene Corp., Sr. Unsecured, 2.25%, 5/15/19	1,500,000	1,494,359

January 31, 2018 (unaudited)

64     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Celgene Corp., Sr. Unsecured, 2.75%, 2/15/23	$1,305,000	$1,275,469
Gilead Sciences, Inc., Sr. Unsecured, 4.60%, 9/01/35	650,000	719,726

TOTAL BIOTECHNOLOGY		$7,728,834
BUILDING PRODUCTS – 0.0%**
Johnson Controls International PLC, Sr. Unsecured, 4.63%, 7/02/44	100,000	109,282
CAPITAL MARKETS – 1.9%
Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	735,509
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 month USD LIBOR + 1.16%), 2.90%, 4/23/20Δ	425,000	431,599
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 month USD LIBOR + 1.20%), 2.79%, 9/15/20Δ	1,425,000	1,451,769
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 3.00%, 4/26/22	915,000	909,914
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	800,000	783,109
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 month USD LIBOR + 1.51%), 3.69%, 6/05/28Δ	2,080,000	2,072,769
Morgan Stanley, Sr. Unsecured, GMTN, (3 month USD LIBOR + 0.55%), 2.33%, 2/10/21Δ	1,625,000	1,629,388
Morgan Stanley, Sr. Unsecured, MTN, 3.13%, 7/27/26	340,000	329,856
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	505,000	525,387
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	847,000	845,373

TOTAL CAPITAL MARKETS		$9,714,673
COMMERCIAL BANKS – 4.6%
BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	1,640,000	1,638,725
BB&T Corp., Sr. Unsecured, MTN, (3 month USD LIBOR + 0.65%), 2.34%, 4/01/22Δ	2,000,000	2,015,842
Branch Banking & Trust Co., Subordinated, 3.80%, 10/30/26	1,000,000	1,032,814
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,274,716
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	530,000	555,331
KeyBank NA, Sr. Unsecured, 1.70%, 6/01/18	2,500,000	2,498,926
KeyCorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	750,000	753,511
PNC Bank NA, Sr. Unsecured, BKNT, 2.40%, 10/18/19	1,500,000	1,498,253
PNC Bank NA, Subordinated, BKNT, 2.95%, 1/30/23	350,000	346,901

Description	Par Value	Value
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	$1,500,000	$1,548,421
SunTrust Banks, Inc., Sr. Unsecured, 2.50%, 5/01/19	2,000,000	2,001,970
SunTrust Banks, Inc., Sr. Unsecured, 2.90%, 3/03/21	1,475,000	1,477,729
Toronto-Dominion Bank (The), Sr. Unsecured, GMTN, 1.75%, 7/23/18	2,500,000	2,497,520
US Bancorp, Subordinated, MTN, 2.95%, 7/15/22	2,000,000	2,001,121
US Bank NA, Sr. Unsecured, BKNT, 2.13%, 10/28/19	2,000,000	1,989,543

TOTAL COMMERCIAL BANKS		$23,131,323
COMMERCIAL FINANCE – 0.0%**
General Electric Co., Subordinated, 5.30%, 2/11/21	250,000	266,003
COMMERCIAL SERVICES & SUPPLIES – 0.4%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	1,900,000	1,900,751
CONSUMER FINANCE – 1.1%
American Express Co., Sr. Unsecured, (3 month USD LIBOR + 0.59%), 2.04%, 5/22/18Δ	655,000	655,934
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	800,000	789,297
American Express Credit Corp., Sr. Unsecured, MTN, 2.20%, 3/03/20	1,000,000	993,397
Capital One Financial Corp., Sr. Unsecured, 2.45%, 4/24/19	750,000	749,884
Capital One Financial Corp., Sr. Unsecured, 2.40%, 10/30/20	1,365,000	1,348,583
Capital One NA, Sr. Unsecured, 2.35%, 1/31/20	1,000,000	992,095

TOTAL CONSUMER FINANCE		$5,529,190
DIVERSIFIED FINANCIAL SERVICES – 4.2%
Bank of America Corp., Sr. Unsecured, MTN, (3 month USD LIBOR + 1.07%), 2.73%, 3/22/18Δ	1,500,000	1,501,878
Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	1,095,000	1,071,070
Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,034,224
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 5/15/43	425,000	462,088
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	261,592
Charles Schwab Corp. (The), Sr. Unsecured, 2.20%, 7/25/18	1,370,000	1,371,857
Charles Schwab Corp. (The), Sr. Unsecured, 4.45%, 7/22/20	250,000	261,536
Citigroup, Inc., Sr. Unsecured, 1.70%, 4/27/18	1,685,000	1,684,351
Citigroup, Inc., Sr. Unsecured, 6.13%, 5/15/18	275,000	278,243

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      65

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Citigroup, Inc., Sr. Unsecured, (3 month USD LIBOR + 0.95%), 2.88%, 7/24/23Δ	$2,060,000	$2,028,859
Citigroup, Inc., Subordinated, 4.13%, 7/25/28	1,650,000	1,676,706
Commonwealth Bank of Australia, Sr. Unsecured, (3 month USD LIBOR + 0.40%), 1.95%, 3/12/18Δ,Ώ	1,000,000	1,000,163
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ώ	1,000,000	1,324,823
JPMorgan Chase & Co., Sr. Unsecured, 4.63%, 5/10/21	100,000	105,789
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.30%, 8/15/21	700,000	686,635
JPMorgan Chase & Co., Series H, Sr. Unsecured, MTN, 1.70%, 3/01/18	1,600,000	1,599,836
JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 month USD LIBOR + 1.00%), 2.42%, 5/15/47Δ	1,000,000	899,751
Wells Fargo & Co., Sr. Unsecured, 2.10%, 7/26/21	2,000,000	1,953,420
Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	2,075,000	2,170,479

TOTAL DIVERSIFIED FINANCIAL SERVICES		$21,373,300
ELECTRIC – 2.2%
Baltimore Gas & Electric Co., Sr. Unsecured, 3.50%, 8/15/46	1,550,000	1,477,130
Commonwealth Edison Co., 1st Mortgage, 3.80%, 10/01/42	1,000,000	1,011,133
Consolidated Edison, Inc., Sr. Unsecured, 2.00%, 5/15/21	750,000	732,973
Dominion Energy, Inc., Sr. Unsecured, 2.50%, 12/01/19	1,500,000	1,492,589
DTE Energy Co., Series F, Sr. Unsecured, 3.85%, 12/01/23	305,000	314,137
Entergy Arkansas, Inc., 1st Mortgage, 4.95%, 12/15/44	1,000,000	1,029,253
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,369,466
FirstEnergy Corp., Sr. Unsecured, 3.90%, 7/15/27	800,000	809,786
FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ω	2,250,000	2,353,656
System Energy Resources, Inc., 1st Mortgage, 4.10%, 4/01/23	500,000	514,264

TOTAL ELECTRIC		$11,104,387
ELECTRONICS – 0.4%
Corning, Inc., Sr. Unsecured, 1.50%, 5/08/18	2,000,000	1,998,283
ENVIRONMENTAL CONTROL – 0.6%
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,279,786

Description	Par Value	Value
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	$1,520,000	$1,578,219

TOTAL ENVIRONMENTAL CONTROL		$2,858,005
FOOD – 0.1%
Kraft Heinz Foods Co., Company Guaranteed, 5.20%, 7/15/45	500,000	542,358
FOOD & STAPLES RETAILING – 0.7%
Kroger Co. (The), Sr. Unsecured, 2.95%, 11/01/21	1,750,000	1,753,001
Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	2,060,000	2,026,533

TOTAL FOOD & STAPLES RETAILING		$3,779,534
FOREST PRODUCTS & PAPER – 0.7%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	1,665,000	1,774,927
International Paper Co., Sr. Unsecured, 4.40%, 8/15/47	1,500,000	1,566,016

TOTAL FOREST PRODUCTS & PAPER		$3,340,943
HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%
Abbott Laboratories, Sr. Unsecured, 2.35%, 11/22/19	1,275,000	1,270,112
Becton Dickinson & Co., Sr. Unsecured, 3.70%, 6/06/27	3,000,000	2,961,381
Thermo Fisher Scientific, Inc., Sr. Unsecured, 4.70%, 5/01/20	1,000,000	1,043,784
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22	1,100,000	1,112,421

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$6,387,698
HEALTH CARE PROVIDERS & SERVICES – 1.7%
Anthem, Inc., Sr. Unsecured, 2.30%, 7/15/18	2,500,000	2,503,342
Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,646,547
Cardinal Health, Inc., Sr. Unsecured, 3.08%, 6/15/24	2,080,000	2,017,525
Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	650,935
UnitedHealth Group, Inc., Sr. Unsecured, 2.95%, 10/15/27	1,350,000	1,307,189
UnitedHealth Group, Inc., Sr. Unsecured, 3.95%, 10/15/42	290,000	293,291

TOTAL HEALTH CARE PROVIDERS & SERVICES		$8,418,829
HOME FURNISHINGS – 0.3%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,591,461
HOUSEHOLD PRODUCTS – 0.2%
Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 8/01/47	870,000	844,836
INSURANCE – 2.4%
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	1,450,000	1,504,473

January 31, 2018 (unaudited)

66     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	$1,000,000	$1,085,105
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	950,000	972,844
Lincoln National Corp., Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,038,843
Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	1,380,000	1,382,083
MetLife, Inc., Series A, Sr. Unsecured, 6.82%, 8/15/18	3,000,000	3,070,443
Principal Financial Group, Inc., Company Guaranteed, 3.30%, 9/15/22	250,000	251,642
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,052,756
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	1,715,000	1,779,076

TOTAL INSURANCE		$12,137,265
MEDIA – 1.3%
21st Century Fox America, Inc., Company Guaranteed, 4.75%, 11/15/46	1,000,000	1,144,873
CBS Corp., Company Guaranteed, 4.60%, 1/15/45	1,100,000	1,123,933
Charter Communications Operating LLC, Sr. Secured, 3.58%, 7/23/20	1,500,000	1,519,211
Discovery Communications LLC, Company Guaranteed, 3.95%, 3/20/28	1,000,000	975,069
Time Warner, Inc., Company Guaranteed, 4.85%, 7/15/45	1,190,000	1,251,322
Walt Disney Co. (The), Sr. Unsecured, GMTN, 4.13%, 6/01/44#	565,000	609,435

TOTAL MEDIA		$6,623,843
METALS & MINING – 0.2%
Barrick Gold Corp., Sr. Unsecured, 5.25%, 4/01/42	1,000,000	1,164,232
MISCELLANEOUS MANUFACTURING – 0.5%
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	1,135,000	1,130,063
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	480,000	489,950
Textron, Inc., Sr. Unsecured, 3.88%, 3/01/25	750,000	764,892

TOTAL MISCELLANEOUS MANUFACTURING		$2,384,905
OIL & GAS – 3.0%
Canadian Natural Resources Ltd., Sr. Unsecured, GMTN, 4.95%, 6/01/47	1,000,000	1,102,748
Chevron Corp., Sr. Unsecured, 1.72%, 6/24/18	2,000,000	1,998,387
Exxon Mobil Corp., Sr. Unsecured, 1.82%, 3/15/19	925,000	921,594
Marathon Oil Corp., Sr. Unsecured, 4.40%, 7/15/27	1,500,000	1,555,292
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	745,000	758,758

Description	Par Value	Value
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	$1,450,000	$1,531,303
Schlumberger Holdings Corp., Sr. Unsecured, 3.63%, 12/21/22Ώ	1,500,000	1,533,319
Sempra Energy, Sr. Unsecured, 2.85%, 11/15/20	2,870,000	2,879,293
Sempra Energy, Sr. Unsecured, 2.90%, 2/01/23	760,000	752,278
Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,384,333
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	563,000	641,563

TOTAL OIL & GAS		$15,058,868
PHARMACEUTICALS – 1.3%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	1,485,000	1,481,123
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	460,000	482,758
Express Scripts Holding Co., Company Guaranteed, 4.80%, 7/15/46	2,000,000	2,128,964
Medco Health Solutions, Inc., Sr. Unsecured, 4.13%, 9/15/20	940,000	968,156
Medtronic, Inc., Company Guaranteed, 1.50%, 3/15/18	700,000	699,867
Zoetis, Inc., Sr. Unsecured, 3.95%, 9/12/47	1,005,000	994,515

TOTAL PHARMACEUTICALS		$6,755,383
PIPELINES – 2.5%
Energy Transfer LP, Sr. Unsecured, 2.50%, 6/15/18	1,000,000	1,000,881
Energy Transfer LP, Sr. Unsecured, 3.60%, 2/01/23	870,000	869,015
Energy Transfer LP, Sr. Unsecured, 5.30%, 4/15/47	2,250,000	2,281,043
Enterprise Products Operating LLC, Company Guaranteed, 4.95%, 10/15/54	500,000	546,960
Enterprise Products Operating LLC, Series B, Company Guaranteed, (3 month USD LIBOR + 2.68%), 7.03%, 1/15/68Δ	2,000,000	2,011,250
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	1,965,000	1,961,016
Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 9/01/44	1,000,000	1,063,897
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	1,000,000	1,218,540
Spectra Energy Partners LP, Sr. Unsecured, 3.50%, 3/15/25	670,000	665,184
Spectra Energy Partners LP, Sr. Unsecured, 4.50%, 3/15/45	1,125,000	1,168,067

TOTAL PIPELINES		$12,785,853
REAL ESTATE INVESTMENT TRUSTS – 3.2%
American Tower Corp., Sr. Unsecured, 3.40%, 2/15/19	2,000,000	2,017,718

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      67

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	$415,000	$447,884
American Tower Corp., Sr. Unsecured, 3.13%, 1/15/27	1,000,000	944,434
AvalonBay Communities, Inc., Sr. Unsecured, GMTN, 3.63%, 10/01/20	1,145,000	1,173,572
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 5/15/27	1,420,000	1,411,545
Digital Realty Trust LP, Company Guaranteed, 3.40%, 10/01/20	2,115,000	2,149,611
Digital Realty Trust LP, Company Guaranteed, 3.63%, 10/01/22	1,100,000	1,120,520
HCP, Inc., Sr. Unsecured, 4.00%, 12/01/22	2,000,000	2,075,499
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	450,000	464,601
Health Care REIT, Inc., Sr. Unsecured, 2.25%, 3/15/18	2,000,000	2,000,625
Health Care REIT, Inc., Sr. Unsecured, 5.25%, 1/15/22	250,000	268,781
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	695,000	701,173
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	915,000	916,682
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.63%, 1/15/28	800,000	780,326

TOTAL REAL ESTATE INVESTMENT TRUSTS		$16,472,971
RETAIL – 0.6%
CVS Health Corp., Sr. Unsecured, 1.90%, 7/20/18	2,000,000	1,995,688
Nordstrom, Inc., Sr. Unsecured, 5.00%, 1/15/44	1,000,000	966,091

TOTAL RETAIL		$2,961,779
SEMICONDUCTORS – 0.2%
QUALCOMM, Inc., Sr. Unsecured, 3.25%, 5/20/27	1,000,000	955,322
SOFTWARE – 0.9%
Microsoft Corp., Sr. Unsecured, 4.75%, 11/03/55	1,000,000	1,180,462
Oracle Corp., Sr. Unsecured, 4.30%, 7/08/34	1,730,000	1,882,482
Oracle Corp., Sr. Unsecured, 4.00%, 7/15/46	1,300,000	1,334,567

TOTAL SOFTWARE		$4,397,511
TELECOMMUNICATIONS – 1.5%
AT&T, Inc., Sr. Unsecured, 2.38%, 11/27/18	2,000,000	2,003,355
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	845,000	836,901
AT&T, Inc., Sr. Unsecured, 5.15%, 2/14/50	1,000,000	1,015,723

Description	Par Value	Value
Cisco Systems, Inc., Sr. Unsecured, (3 month USD LIBOR + 0.34%), 1.97%, 9/20/19Δ	$1,600,000	$1,608,256
Verizon Communications, Inc., Sr. Unsecured, 4.86%, 8/21/46	2,000,000	2,082,668

TOTAL TELECOMMUNICATIONS		$7,546,903
TRANSPORTATION – 1.4%
FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	685,000	692,809
FedEx Corp., Company Guaranteed, 4.05%, 2/15/48	500,000	500,827
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	261,338
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	1,155,000	1,155,389
Ryder System, Inc., Sr. Unsecured, MTN, 2.45%, 9/03/19	2,450,000	2,444,386
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 9/01/22	980,000	954,210
Union Pacific Corp., Sr. Unsecured, 4.38%, 11/15/65	1,000,000	1,071,279

TOTAL TRANSPORTATION		$7,080,238
TRUCKING & LEASING – 0.6%
GATX Corp., Sr. Unsecured, 3.25%, 9/15/26	1,065,000	1,020,367
GATX Corp., Sr. Unsecured, 3.85%, 3/30/27	1,500,000	1,499,370
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44#	640,000	713,629

TOTAL TRUCKING & LEASING		$3,233,366

TOTAL CORPORATE BONDS (COST $226,624,656)		$229,684,101

January 31, 2018 (unaudited)

68     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%
AIRLINES – 0.2%
American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 1/31/21	$235,153	$246,435
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	157,524	168,748
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	242,139	271,402
Delta Air Lines, 2009-1, Series A, Pass-Through Certificates, 7.75%, 12/17/19	151,353	162,382

TOTAL AIRLINES		$848,967

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $786,169)		$848,967
GOVERNMENT AGENCIES – 1.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.7%
1.25%, 10/02/19	1,300,000	1,281,322
1.75%, 5/30/19#	2,000,000	1,992,140
2.38%, 1/13/22	125,000	124,595

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,398,057
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
6.25%, 5/15/29	750,000	976,259
7.25%, 5/15/30	400,000	567,783

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,544,042

TOTAL GOVERNMENT AGENCIES (COST $4,771,775)		$4,942,099
MORTGAGE-BACKED SECURITIES – 19.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 9.1%
Pool B17616, 5.50%, 1/01/20	36,318	36,350
Pool G12709, 5.00%, 7/01/22	36,877	37,516
Pool C00478, 8.50%, 9/01/26	13,615	15,814
Pool E09010, 2.50%, 9/01/27	944,879	936,149
Pool G18497, 3.00%, 1/01/29	118,413	119,221
Pool C01272, 6.00%, 12/01/31	25,426	28,410
Pool A13990, 4.50%, 10/01/33	34,908	37,078
Pool G01625, 5.00%, 11/01/33	34,089	36,696
Pool G08097, 6.50%, 11/01/35	15,299	17,010
Pool G02296, 5.00%, 6/01/36	179,412	193,067
Pool G02390, 6.00%, 9/01/36	5,951	6,647
Pool G05317, 5.00%, 4/01/37	708,118	762,035
Pool G03703, 5.50%, 12/01/37	18,647	20,356
Pool G04776, 5.50%, 7/01/38	59,275	64,794
Pool G05500, 5.00%, 5/01/39	628,271	676,070

Description	Par Value	Value
Pool A93415, 4.00%, 8/01/40	$1,613,314	$1,674,072
Pool A93505, 4.50%, 8/01/40	1,217,715	1,288,887
Pool A93996, 4.50%, 9/01/40	962,101	1,018,172
Pool G06222, 4.00%, 1/01/41	1,735,339	1,800,813
Pool A97047, 4.50%, 2/01/41	950,706	1,005,740
Pool G06956, 4.50%, 8/01/41	944,105	998,855
Pool C03750, 3.50%, 2/01/42	366,339	371,349
Pool C03849, 3.50%, 4/01/42	184,265	186,590
Pool Q08305, 3.50%, 5/01/42	1,053,544	1,069,245
Pool C04305, 3.00%, 11/01/42	2,824,819	2,772,354
Pool C09020, 3.50%, 11/01/42	2,645,031	2,681,232
Pool G07266, 4.00%, 12/01/42	2,396,387	2,483,520
Pool C04444, 3.00%, 1/01/43	102,987	101,583
Pool C09029, 3.00%, 3/01/43	469,713	463,312
Pool G08534, 3.00%, 6/01/43	588,851	580,826
Pool Q19476, 3.50%, 6/01/43	1,082,648	1,098,624
Pool C09044, 3.50%, 7/01/43	1,257,255	1,275,774
Pool G07889, 3.50%, 8/01/43	1,160,896	1,172,850
Pool G07624, 4.00%, 12/01/43	1,071,227	1,116,675
Pool G60038, 3.50%, 1/01/44	5,630,429	5,707,460
Pool G07680, 4.00%, 4/01/44	1,783,228	1,858,718
Pool G07943, 4.50%, 8/01/44	134,085	141,255
Pool G08607, 4.50%, 9/01/44	804,831	847,829
Pool Q36970, 4.00%, 10/01/45	556,896	576,436
Pool G60384, 4.50%, 12/01/45	90,837	96,062
Pool Q39438, 4.00%, 3/01/46	4,152,893	4,298,177
Pool Q39644, 3.50%, 3/01/46	5,050,051	5,103,655
Pool G08705, 3.00%, 5/01/46	344,604	337,977
Pool G08708, 4.50%, 5/01/46	719,858	758,503

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$45,873,758
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 10.4%
Pool 695818, 5.00%, 4/01/18	1,783	1,786
Pool 254759, 4.50%, 6/01/18	3,157	3,162
Pool 254833, 4.50%, 8/01/18	873	875
Pool 975207, 5.00%, 3/01/23	39,641	40,483
Pool AE2520, 3.00%, 1/01/26	426,099	430,024
Pool 329794, 7.00%, 2/01/26	19,062	20,380
Pool 256639, 5.00%, 2/01/27	14,161	15,180
Pool 256752, 6.00%, 6/01/27	21,743	24,242
Pool 402255, 6.50%, 12/01/27	1,342	1,373
Pool AB8997, 2.50%, 4/01/28	201,119	198,237
Pool AS4480, 2.50%, 2/01/30	1,243,791	1,226,924
Pool AS7462, 2.50%, 6/01/31	484,532	477,579
Pool 254007, 6.50%, 10/01/31	13,915	15,484
Pool 638023, 6.50%, 4/01/32	53,352	57,456
Pool 642345, 6.50%, 5/01/32	50,384	56,791

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      69

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Pool 651292, 6.50%, 7/01/32	$66,977	$69,669
Pool 686398, 6.00%, 3/01/33	151,305	165,892
Pool 745412, 5.50%, 12/01/35	23,232	25,376
Pool 888789, 5.00%, 7/01/36	262,939	282,813
Pool 256515, 6.50%, 12/01/36	15,006	16,711
Pool AE0217, 4.50%, 8/01/40	151,225	160,343
Pool AB1796, 3.50%, 11/01/40	942,728	960,174
Pool AH5583, 4.50%, 2/01/41	435,252	460,371
Pool 890551, 4.50%, 8/01/41	90,236	95,467
Pool AL0658, 4.50%, 8/01/41	524,375	554,773
Pool AL1319, 4.50%, 10/01/41	969,661	1,025,044
Pool AL6302, 4.50%, 10/01/41	898,016	950,015
Pool AX5302, 4.00%, 1/01/42	1,499,019	1,557,858
Pool AK4523, 4.00%, 3/01/42	1,688,967	1,748,329
Pool AL2034, 4.50%, 4/01/42	209,146	221,200
Pool AB7936, 3.00%, 2/01/43	1,795,002	1,761,041
Pool AL3761, 4.50%, 2/01/43	338,871	360,223
Pool MA1458, 3.00%, 6/01/43	541,912	533,676
Pool AT7899, 3.50%, 7/01/43	3,291,340	3,327,832
Pool AS0302, 3.00%, 8/01/43	4,863,234	4,789,278
Pool AU4279, 3.00%, 9/01/43	947,339	932,930
Pool TBA, 5.00%, 2/15/44	6,700,000	7,159,578
Pool AL5537, 4.50%, 4/01/44	419,097	443,326
Pool AS3155, 4.00%, 8/01/44	113,220	117,009
Pool AX0833, 3.50%, 9/01/44	1,053,737	1,068,326
Pool AL6325, 3.00%, 10/01/44	3,151,848	3,103,920
Pool AS5136, 4.00%, 6/01/45	463,743	480,050
Pool AZ7362, 4.00%, 11/01/45	1,267,491	1,311,132
Pool AZ9565, 3.50%, 12/01/45	2,055,426	2,079,441
Pool BC0326, 3.50%, 12/01/45	1,623,750	1,640,213
Pool BC0245, 3.00%, 2/01/46	881,179	865,863
Pool BC0830, 3.00%, 4/01/46	1,310,956	1,288,181
Pool AS7568, 4.50%, 7/01/46	281,991	298,344
Pool AS8276, 3.00%, 11/01/46	1,782,614	1,748,871
Pool BC9003, 3.00%, 11/01/46	1,591,610	1,561,455
Pool BE3767, 3.50%, 7/01/47	2,202,041	2,224,482
Pool MA3088, 4.00%, 8/01/47	2,395,042	2,475,221
Pool BH4010, 4.50%, 9/01/47	2,127,254	2,251,436

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$52,685,839
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**
Pool 354677, 7.50%, 10/15/23	13,990	16,207
Pool 354713, 7.50%, 12/15/23	12,105	13,959
Pool 354765, 7.00%, 2/15/24	23,653	25,696
Pool 354827, 7.00%, 5/15/24	18,282	19,393
Pool 360869, 7.50%, 5/15/24	19,040	19,596

Description	Par Value	Value
Pool 385623, 7.00%, 5/15/24	$25,183	$27,383
Pool 2077, 7.00%, 9/20/25	7,281	7,974
Pool 503405, 6.50%, 4/15/29	27,030	30,008

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$160,216

TOTAL MORTGAGE-BACKED SECURITIES (COST $101,138,993)		$98,719,813
U.S. TREASURY – 29.5%
U.S. TREASURY BONDS – 5.0%
2.50%, 2/15/45	2,135,000	1,961,334
2.50%, 2/15/46	280,000	256,394
2.88%, 8/15/45	300,000	296,507
3.00%, 5/15/42	500,000	508,234
3.00%, 11/15/44	2,000,000	2,025,778
3.00%, 5/15/45	2,000,000	2,025,471
3.00%, 11/15/45	765,000	774,386
3.00%, 2/15/47	1,098,000	1,110,621
3.00%, 5/15/47	1,695,000	1,713,691
3.13%, 8/15/44	6,637,000	6,877,076
3.63%, 2/15/44	2,106,000	2,373,715
3.63%, 8/15/43	881,000	992,302
3.75%, 11/15/43	365,000	419,498
5.25%, 2/15/29#	500,000	620,135
5.38%, 2/15/31	600,000	773,160
6.25%, 5/15/30	500,000	682,970
6.38%, 8/15/27#	450,000	589,048
8.88%, 2/15/19#	1,130,000	1,209,691

TOTAL U.S. TREASURY BONDS		$25,210,011
U.S. TREASURY NOTES – 24.5%
1.13%, 6/15/18	1,000,000	998,612
1.25%, 10/31/18	2,085,000	2,076,280
1.25%, 1/31/19	250,000	248,293
1.38%, 3/31/20	3,300,000	3,244,054
1.38%, 6/30/18	5,300,000	5,295,968
1.38%, 9/30/18	1,240,000	1,236,747
1.38%, 2/28/19	2,500,000	2,484,116
1.50%, 12/31/18	2,486,000	2,476,789
1.50%, 1/31/19	9,400,000	9,357,867
1.50%, 5/31/19#	535,000	531,357
1.50%, 11/30/19	1,145,000	1,132,220
1.63%, 3/31/19	820,000	816,459
1.63%, 11/30/20	1,710,000	1,679,179
1.63%, 5/31/23	12,400,000	11,826,057
1.63%, 2/15/26	3,000,000	2,767,077
1.63%, 5/15/26	4,695,000	4,318,759
1.63%, 8/15/22	6,000,000	5,779,377

January 31, 2018 (unaudited)

70     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
1.63%, 11/15/22	$1,928,000	$1,851,392
1.75%, 9/30/19	5,700,000	5,668,398
1.75%, 3/31/22	5,000,000	4,862,984
1.75%, 5/15/22	380,000	369,053
1.75%, 5/15/23	2,000,000	1,920,553
1.88%, 6/30/20	5,845,000	5,797,105
2.00%, 11/15/21#	1,000,000	985,446
2.00%, 4/30/24	10,195,000	9,826,860
2.00%, 2/15/25	4,655,000	4,456,432
2.00%, 8/15/25	295,000	281,221
2.00%, 11/15/26	4,180,000	3,946,967
2.13%, 6/30/22	6,615,000	6,516,456
2.13%, 5/15/25	2,500,000	2,408,606
2.13%, 8/15/21	3,750,000	3,717,074
2.25%, 7/31/18#	500,000	501,497
2.25%, 7/31/21	6,600,000	6,570,917
2.25%, 11/15/25	230,000	222,816
2.38%, 8/15/24	5,600,000	5,508,953
2.50%, 8/15/23	200,000	199,307
2.63%, 11/15/20	500,000	504,504
3.13%, 5/15/19	750,000	760,360
3.63%, 2/15/20	750,000	771,619
4.00%, 8/15/18	500,000	506,107

TOTAL U.S. TREASURY NOTES		$124,423,838

TOTAL U.S. TREASURY (COST $151,567,347)		$149,633,849
	Number of Shares
MONEY MARKET FUND – 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.21%^	8,662,577	8,662,577

TOTAL MONEY MARKET FUND (COST $8,662,577)		$8,662,577

TOTAL INVESTMENTS IN SECURITIES – 101.0% (COST $512,489,898)		$511,267,332

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.6%
REPURCHASE AGREEMENTS – 1.6%
BNP Paribas SA, 1.33%, dated 1/31/18, due 2/01/18, repurchase price $1,590,759, collateralized by U.S. Government & Treasury Securities, 0.00% to 9.13%, maturing 3/31/18 to 9/09/49; total market value of $1,622,514.	$1,590,700	$1,590,700
Citigroup Global Markets, Inc., 1.32%, dated 1/31/18, due 2/01/18, repurchase price $411,417, collateralized by U.S. Treasury Securities, 0.00% to 5.00%, maturing 5/10/18 to 9/09/49; total market value of $419,630.	411,402	411,402
Daiwa Capital Markets America, 1.35%, dated 1/31/18, due 2/01/18, repurchase price $1,590,769, collateralized by U.S. Government & Treasury Securities, 0.00% to 9.00%, maturing 2/15/18 to 12/01/51; total market value of $1,622,481.	1,590,709	1,590,709
HSBC Securities USA, Inc., 1.33%, dated 1/31/18, due 2/01/18, repurchase price $1,590,759, collateralized by U.S. Government Securities, 0.00% to 7.25%, maturing 3/15/18 to 1/15/37; total market value of $1,622,520.	1,590,700	1,590,700
NBC Global Finance Ltd., 1.50%, dated 1/31/18, due 2/01/18, repurchase price $1,590,775, collateralized by U.S. Treasury Securities, 0.75% to 2.25%, maturing 2/15/25 to 9/09/49; total market value of $1,622,523.	1,590,709	1,590,709
RBC Dominion Securities, Inc., 1.34%, dated 1/31/18, due 2/01/18, repurchase price $1,590,768, collateralized by U.S. Government & Treasury Securities, 1.38% to 5.00%, maturing 3/31/19 to 9/09/49; total market value of $1,622,523.	1,590,709	1,590,709

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $8,364,929)		$8,364,929

TOTAL INVESTMENTS – 102.6% (COST $520,854,827)		$519,632,261
COLLATERAL FOR SECURITIES ON LOAN – (1.6%)		(8,364,929)
OTHER LIABILITIES LESS ASSETS – (1.0%)		(4,903,351)

TOTAL NET ASSETS – 100.0%		$506,363,981

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      71

Wilmington Broad Market Bond Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	$—	$407,429	$—	$407,429
Collateralized Mortgage Obligations	—	3,369,152	—	3,369,152
Commercial Paper	—	14,999,345	—	14,999,345
Corporate Bonds	—	229,684,101	—	229,684,101
Enhanced Equipment Trust Certificates	—	848,967	—	848,967
Government Agencies	—	4,942,099	—	4,942,099
Mortgage-Backed Securities	—	98,719,813	—	98,719,813
U.S. Treasury	—	149,633,849	—	149,633,849
Money Market Fund	8,662,577	—	—	8,662,577
Repurchase Agreements	—	8,364,929	—	8,364,929

Total	$8,662,577	$510,969,684	$—	$519,632,261

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
◆	The rate shown reflects the effective yield at purchase date.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2018, these liquid restricted securities amounted to $8,865,648 representing 1.75% of total net assets.
**	Represents less than 0.05%

The following acronyms are used throughout this Fund:

BKNT - Bank Note	LP - Limited Partnership
FHLMC - Federal Home Loan Mortgage Corporation	MTN - Medium Term Note
FNMA - Federal National Mortgage Association	NA - National Association
GMTN - Global Medium Term Note	PLC - Public Limited Company
GNMA - Government National Mortgage Association	REIT - Real Estate Investment Trust
LIBOR - London Interbank Offered Rate	TBA - To Be Announced Security
LLC - Limited Liability Corporation
See Notes to Portfolios of Investments

January 31, 2018 (unaudited)

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE – 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 612514, (12 Month USD LIBOR + 1.72%), 3.59%, 5/01/33Δ	$21,635	$22,664

TOTAL ADJUSTABLE RATE MORTGAGE (COST $21,605)		$22,664
COMMERCIAL PAPER – 3.6%◆
COMMERCIAL PAPER – 3.6%
Diageo Captial PLC, 1.57%, 2/01/18	1,000,000	999,957
Sysco Corp., 1.64%, 2/01/18	1,000,000	999,956
UnitedHealth Group, 1.61%, 2/01/18	1,000,000	999,956

TOTAL COMMERCIAL PAPER (COST $3,000,000)		$2,999,869
CORPORATE BONDS – 61.2%
AEROSPACE & DEFENSE – 1.9%
L3 Technologies, Inc., Company Guaranteed, 4.75%, 7/15/20	750,000	784,105
Lockheed Martin Corp., Sr. Unsecured, 3.10%, 1/15/23	500,000	503,183
Rockwell Collins, Inc., Sr. Unsecured, 1.95%, 7/15/19	150,000	148,729
United Technologies Corp., Sr. Unsecured, 1.50%, 11/01/19	150,000	147,607

TOTAL AEROSPACE & DEFENSE		$1,583,624
AUTO MANUFACTURERS – 0.3%
General Motors Co., Sr. Unsecured, 3.50%, 10/02/18	220,000	221,830
AUTOMOTIVE – 2.7%
Ford Motor Credit Co. LLC, Series 1, Sr. Unsecured, (3 month USD LIBOR + 0.83%), 2.38%, 3/12/19Δ	1,000,000	1,005,545
General Motors Financial Co., Inc., Company Guaranteed, 2.40%, 5/09/19	700,000	698,788
Hyundai Capital America, Sr. Unsecured, 2.00%, 3/19/18Ώ	250,000	249,971
Toyota Motor Credit Corp., Sr. Unsecured, MTN, (3 month USD LIBOR + 0.37%), 1.92%, 3/12/20Δ	250,000	251,315

TOTAL AUTOMOTIVE		$2,205,619
BEVERAGES – 0.8%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 1.90%, 2/01/19	430,000	428,441

Description	Par Value	Value
PepsiCo, Inc., Sr. Unsecured, 2.38%, 10/06/26	$250,000	$233,841

TOTAL BEVERAGES		$662,282
BIOTECHNOLOGY – 2.0%
Amgen, Inc., Sr. Unsecured, 2.13%, 5/01/20	500,000	494,973
Amgen, Inc., Sr. Unsecured, 2.20%, 5/11/20	270,000	267,993
Amgen, Inc., Sr. Unsecured, 2.25%, 8/19/23	225,000	215,091
Celgene Corp., Sr. Unsecured, 2.25%, 5/15/19	430,000	428,383
Celgene Corp., Sr. Unsecured, 2.75%, 2/15/23	260,000	254,116

TOTAL BIOTECHNOLOGY		$1,660,556
BUILDING PRODUCTS – 0.5%
Johnson Controls International PLC, Sr. Unsecured, 3.63%, 7/02/24	400,000	408,212
CAPITAL MARKETS – 4.1%
Bank of New York Mellon Corp. (The), Sr. Unsecured, MTN, 2.60%, 8/17/20	225,000	225,465
Bank of New York Mellon Corp. (The), Sr. Unsecured, MTN, (3 month USD LIBOR + 0.63%), 2.66%, 5/16/23Δ	400,000	395,345
Bank of New York Mellon Corp. (The), Sr. Unsecured, MTN, 2.80%, 5/04/26	300,000	287,653
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 month USD LIBOR + 1.16%), 2.90%, 4/23/20Δ	500,000	507,764
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	210,000	205,566
Morgan Stanley, Sr. Unsecured, 2.50%, 1/24/19	325,000	325,943
Morgan Stanley, Sr. Unsecured, 3.63%, 1/20/27	500,000	499,237
Morgan Stanley, Sr. Unsecured, GMTN, (3 month USD LIBOR + 0.55%), 2.33%, 2/10/21Δ	240,000	240,648
State Street Corp., Subordinated, 3.10%, 5/15/23	250,000	249,675
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	450,000	449,136

TOTAL CAPITAL MARKETS		$3,386,432
COMMERCIAL BANKS – 4.6%
BB&T Corp., Sr. Unsecured, MTN, (3 month USD LIBOR + 0.65%), 2.34%, 4/01/22Δ	345,000	347,733

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      73

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Branch Banking & Trust Co., Subordinated, 3.63%, 9/16/25	$500,000	$508,763
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	500,000	523,897
Huntington National Bank (The), Sr. Unsecured, 2.40%, 4/01/20	350,000	347,816
KeyBank NA, Sr. Unsecured, 1.70%, 6/01/18	500,000	499,785
KeyCorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	250,000	251,170
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	420,000	433,558
SunTrust Banks, Inc., Sr. Unsecured, 2.50%, 5/01/19	250,000	250,246
SunTrust Banks, Inc., Sr. Unsecured, 2.70%, 1/27/22	250,000	247,189
Toronto-Dominion Bank (The), Sr. Unsecured, MTN, 2.13%, 4/07/21	370,000	363,230

TOTAL COMMERCIAL BANKS		$3,773,387
COMMERCIAL SERVICES & SUPPLIES – 1.2%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	450,000	450,178
Total System Services, Inc., Sr. Unsecured, 3.80%, 4/01/21	525,000	534,380

TOTAL COMMERCIAL SERVICES & SUPPLIES		$984,558
COMPUTERS – 0.9%
Hewlett Packard Enterprise Co., Sr. Unsecured, 2.10%, 10/04/19Ώ	750,000	741,736
CONSUMER FINANCE – 1.9%
American Express Co., Sr. Unsecured, (3 month USD LIBOR + 0.59%), 2.04%, 5/22/18Δ	500,000	500,713
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	260,000	256,522
Capital One Financial Corp., Sr. Unsecured, 2.45%, 4/24/19	100,000	99,985
Capital One Financial Corp., Sr. Unsecured, 2.40%, 10/30/20	170,000	167,955
Capital One Financial Corp., Sr. Unsecured, (3 month USD LIBOR + 0.95%), 2.49%, 3/09/22Δ	250,000	253,182
Capital One NA, Sr. Unsecured, (3 month USD LIBOR + 0.77%), 2.33%, 9/13/19Δ	300,000	301,705

TOTAL CONSUMER FINANCE		$1,580,062
DIVERSIFIED FINANCIAL SERVICES – 6.8%
American Honda Finance Corp., Sr. Unsecured, MTN, 1.20%, 7/12/19	120,000	118,038
Bank of America Corp., Sr. Unsecured, MTN, (3 month USD LIBOR + 0.63%), 2.33%, 10/01/21Δ	350,000	346,078
Bank of America Corp., Sr. Unsecured, MTN, 2.50%, 10/21/22	415,000	405,954

Description	Par Value	Value
Bank of America Corp., Sr. Unsecured, MTN, 4.13%, 1/22/24	$250,000	$261,215
Bank of Montreal, Sr. Unsecured, MTN, 1.50%, 7/18/19	250,000	246,660
Bank of Montreal, Sr. Unsecured, MTN, 1.90%, 8/27/21	430,000	416,998
Berkshire Hathaway, Inc., Sr. Unsecured, 2.75%, 3/15/23	175,000	174,246
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	300,000	313,910
Canadian Imperial Bank of Commerce, Sr. Unsecured, BKNT, 2.10%, 10/05/20	255,000	251,805
Charles Schwab Corp. (The), Sr. Unsecured, 3.20%, 3/02/27	665,000	656,682
Citigroup, Inc., Sr. Unsecured, 2.45%, 1/10/20	450,000	448,156
Citigroup, Inc., Sr. Unsecured, 2.75%, 4/25/22	250,000	246,634
HSBC USA, Inc., Sr. Unsecured, 2.00%, 8/07/18	220,000	219,910
JPMorgan Chase & Co., Sr. Unsecured, 2.55%, 10/29/20	250,000	249,373
JPMorgan Chase & Co., Series H, Sr. Unsecured, 1.70%, 3/01/18	500,000	499,949
Wells Fargo & Co., Sr. Unsecured, MTN, 2.55%, 12/07/20	200,000	199,136
Westpac Banking Corp., Sr. Unsecured, 4.88%, 11/19/19	250,000	260,449
Westpac Banking Corp., Sr. Unsecured, 3.40%, 1/25/28	240,000	236,342

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,551,535
ELECTRIC – 5.0%
Duke Energy Indiana LLC, 1st Mortgage, 3.75%, 7/15/20	670,000	690,079
Entergy Corp., Sr. Unsecured, 2.95%, 9/01/26	505,000	481,846
Exelon Corp., Sr. Unsecured, 2.45%, 4/15/21	500,000	493,359
Exelon Generation Co. LLC, Sr. Unsecured, 2.95%, 1/15/20	700,000	704,528
FirstEnergy Corp., Series B, Sr. Unsecured, 3.90%, 7/15/27	200,000	202,446
FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ώ	750,000	784,552
Southern Co. (The), Sr. Unsecured, 2.35%, 7/01/21	500,000	491,014
WEC Energy Group, Inc., Sr. Unsecured, 2.45%, 6/15/20	300,000	299,806

TOTAL ELECTRIC		$4,147,630
ENVIRONMENTAL CONTROL – 0.2%
Waste Management, Inc., Company Guaranteed, 2.40%, 5/15/23	160,000	154,569

January 31, 2018 (unaudited)

74     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
FOOD & STAPLES RETAILING – 0.6%
Kroger Co. (The), Sr. Unsecured, 2.30%, 1/15/19	$250,000	$249,993
Kroger Co. (The), Sr. Unsecured, 2.95%, 11/01/21	250,000	250,429

TOTAL FOOD & STAPLES RETAILING		$500,422
HEALTH CARE EQUIPMENT & SUPPLIES – 1.7%
Abbott Laboratories, Sr. Unsecured, 2.35%, 11/22/19	450,000	448,275
Medtronic Global Holdings SCA, Company Guaranteed, 1.70%, 3/28/19	400,000	397,210
Thermo Fisher Scientific, Inc., Sr. Unsecured, 4.70%, 5/01/20	500,000	521,892

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$1,367,377
HEALTH CARE PROVIDERS & SERVICES – 2.3%
Aetna, Inc., Sr. Unsecured, 1.70%, 6/07/18	175,000	174,807
Anthem, Inc., Sr. Unsecured, 2.30%, 7/15/18	500,000	500,668
Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	235,000	234,508
Cardinal Health, Inc., Sr. Unsecured, 1.95%, 6/14/19	180,000	178,414
Cardinal Health, Inc., Sr. Unsecured, 3.20%, 3/15/23	350,000	346,393
Cardinal Health, Inc., Sr. Unsecured, 3.41%, 6/15/27	200,000	193,204
UnitedHealth Group, Inc., Sr. Unsecured, 2.38%, 10/15/22	300,000	293,239

TOTAL HEALTH CARE PROVIDERS & SERVICES		$1,921,233
HOME FURNISHINGS – 0.3%
Whirlpool Corp., Sr. Unsecured, 2.40%, 3/01/19	220,000	220,027
INSURANCE – 1.7%
Aon PLC, Company Guaranteed, 2.80%, 3/15/21	240,000	239,510
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	250,000	259,392
Hartford Financial Services Group, Inc. (The), Sr. Unsecured, 5.13%, 4/15/22	360,000	388,420
MetLife, Inc., Sr. Unsecured, 3.60%, 4/10/24	500,000	511,135

TOTAL INSURANCE		$1,398,457
MEDIA – 1.6%
CBS Corp., Company Guaranteed, 3.38%, 3/01/22	350,000	352,979
Charter Communications Operating LLC, Sr. Secured, 3.58%, 7/23/20	500,000	506,404
Discovery Communications LLC, Company Guaranteed, 2.95%, 3/20/23	220,000	214,860

Description	Par Value	Value
Time Warner, Inc., Company Guaranteed, 2.95%, 7/15/26#	$270,000	$251,215

TOTAL MEDIA		$1,325,458
MISCELLANEOUS MANUFACTURING – 1.9%
Ingersoll-Rand Global Holding Co. Ltd., Company Guaranteed, 4.25%, 6/15/23	330,000	346,949
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	250,000	248,913
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	425,000	433,810
Textron, Inc., Sr. Unsecured, 4.30%, 3/01/24	500,000	522,982

TOTAL MISCELLANEOUS MANUFACTURING		$1,552,654
OIL & GAS – 2.6%
Marathon Oil Corp., Sr. Unsecured, 4.40%, 7/15/27#	750,000	777,646
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	125,000	127,308
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	400,000	422,428
Schlumberger Holdings Corp., Sr. Unsecured, 2.35%, 12/21/18Ώ	370,000	370,479
Total Capital International SA, Company Guaranteed, (3 month USD LIBOR + 0.35%), 1.96%, 6/19/19Δ	450,000	451,852

TOTAL OIL & GAS		$2,149,713
PHARMACEUTICALS – 1.9%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	300,000	299,217
AbbVie, Inc., Sr. Unsecured, 3.60%, 5/14/25	350,000	352,781
Allergan Funding SCS, Company Guaranteed, (3 month USD LIBOR + 1.26%), 2.80%, 3/12/20Δ	500,000	507,685
Medco Health Solutions, Inc., Sr. Unsecured, 4.13%, 9/15/20	250,000	257,488
Zoetis, Inc., Sr. Unsecured, 3.00%, 9/12/27	125,000	119,884

TOTAL PHARMACEUTICALS		$1,537,055
PIPELINES – 2.5%
Enterprise Products Operating LLC, Company Guaranteed, 2.55%, 10/15/19	325,000	326,605
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	650,000	648,682
Spectra Energy Partners LP, Sr. Unsecured, 3.50%, 3/15/25	600,000	595,687
Valero Energy Partners LP, Sr. Unsecured, 4.38%, 12/15/26	500,000	515,940

TOTAL PIPELINES		$2,086,914
REAL ESTATE INVESTMENT TRUSTS – 5.6%
American Tower Corp., Sr. Unsecured, 3.45%, 9/15/21	250,000	253,942

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      75

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	$505,000	$545,016
American Tower Corp., Sr. Unsecured, 3.55%, 7/15/27	235,000	228,094
Boston Properties LP, Sr. Unsecured, 2.75%, 10/01/26	400,000	373,881
Digital Realty Trust LP, Company Guaranteed, 3.40%, 10/01/20	425,000	431,955
HCP, Inc., Sr. Unsecured, 3.75%, 2/01/19	200,000	202,077
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	540,000	557,521
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	550,000	551,011
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.63%, 1/15/28	300,000	292,622
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 2.70%, 4/01/20	550,000	550,016
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 4.25%, 3/01/22	250,000	259,664
Welltower, Inc., Sr. Unsecured, 4.25%, 4/01/26	330,000	341,851

TOTAL REAL ESTATE INVESTMENT TRUSTS		$4,587,650
RETAIL – 0.5%
Home Depot, Inc. (The), Sr. Unsecured, 2.13%, 9/15/26	225,000	205,702
Walgreens Boots Alliance, Inc., Sr. Unsecured, 3.30%, 11/18/21	225,000	227,265

TOTAL RETAIL		$432,967
SEMICONDUCTORS – 1.0%
QUALCOMM, Inc., Sr. Unsecured, 1.85%, 5/20/19	850,000	844,173
SOFTWARE – 1.3%
Microsoft Corp., Sr. Unsecured, 1.10%, 8/08/19	350,000	344,030
Microsoft Corp., Sr. Unsecured, 1.55%, 8/08/21	175,000	169,098
Oracle Corp., Sr. Unsecured, 1.90%, 9/15/21	250,000	243,518
Oracle Corp., Sr. Unsecured, 3.25%, 11/15/27	300,000	297,503

TOTAL SOFTWARE		$1,054,149
TELECOMMUNICATIONS – 1.3%
AT&T, Inc., Sr. Unsecured, (3 month USD LIBOR + 0.93%), 2.62%, 6/30/20Δ	500,000	506,631
AT&T, Inc., Sr. Unsecured, 3.40%, 8/14/24	300,000	299,986
Cisco Systems, Inc., Sr. Unsecured, 2.20%, 9/20/23	295,000	284,176

TOTAL TELECOMMUNICATIONS		$1,090,793

Description	Par Value	Value
TRANSPORTATION – 0.9%
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	$500,000	$500,169
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 9/01/22	265,000	258,026

TOTAL TRANSPORTATION		$758,195
TRUCKING & LEASING – 0.6%
GATX Corp., Sr. Unsecured, 3.25%, 9/15/26	505,000	483,836

TOTAL CORPORATE BONDS (COST $50,375,711)		$50,373,105
GOVERNMENT AGENCIES – 3.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 3.2%
1.38%, 5/01/20	750,000	736,318
1.75%, 5/30/19#	605,000	602,622
2.38%, 1/13/22	1,000,000	996,758
3.75%, 3/27/19	250,000	255,050

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$2,590,748

TOTAL GOVERNMENT AGENCIES (COST $2,605,111)		$2,590,748
MORTGAGE-BACKED SECURITIES – 1.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.3%
Pool C90293, 7.50%, 9/01/19	19,689	20,546
Pool B19228, 4.50%, 4/01/20	9,057	9,106
Pool C90504, 6.50%, 12/01/21	13,593	14,835
Pool G01625, 5.00%, 11/01/33	34,089	36,696
Pool A18401, 6.00%, 2/01/34	57,113	64,053
Pool G08097, 6.50%, 11/01/35	24,757	27,527
Pool G02390, 6.00%, 9/01/36	10,414	11,632
Pool G08193, 6.00%, 4/01/37	31,505	35,170

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$219,565
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.9%
Pool 254833, 4.50%, 8/01/18	1,164	1,167
Pool 839291, 5.00%, 9/01/20	1,709	1,730
Pool 688996, 8.00%, 11/01/24	7,179	7,416
Pool AE2520, 3.00%, 1/01/26	540,506	545,485
Pool 256639, 5.00%, 2/01/27	28,322	30,360
Pool 256752, 6.00%, 6/01/27	27,178	30,302
Pool 257007, 6.00%, 12/01/27	43,939	48,998
Pool 254240, 7.00%, 3/01/32	45,050	51,411
Pool 745412, 5.50%, 12/01/35	23,418	25,580

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$742,449

January 31, 2018 (unaudited)

76     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%
Pool 780825, 6.50%, 7/15/28	$59,726	$66,291
Pool 2616, 7.00%, 7/20/28	38,637	45,571
Pool 2701, 6.50%, 1/20/29	73,327	81,246
Pool 426727, 7.00%, 2/15/29	6,140	6,465
Pool 781231, 7.00%, 12/15/30	34,288	38,700

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$238,273

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,135,775)		$1,200,287
U.S. TREASURY – 29.3%
U.S. TREASURY NOTES – 29.3%
1.00%, 6/30/19#	250,000	246,384
1.38%, 1/31/21	500,000	486,538
1.38%, 5/31/21	660,000	639,233
1.50%, 8/15/26	500,000	453,996
1.63%, 5/31/23	1,000,000	953,714
1.63%, 10/31/23	1,000,000	948,879
1.63%, 2/15/26	1,000,000	922,359
1.63%, 5/15/26	25,000	22,997
1.75%, 5/15/23	1,000,000	960,276
1.88%, 7/31/22	450,000	438,234
2.00%, 7/31/20	250,000	248,538
2.00%, 11/15/21#	1,000,000	985,446
2.00%, 2/15/22	500,000	491,766
2.00%, 7/31/22	250,000	244,870
2.00%, 2/15/23	1,000,000	974,803
2.00%, 2/15/25	1,003,000	960,215
2.00%, 8/15/25	1,500,000	1,429,935
2.00%, 11/15/26	650,000	613,763
2.13%, 1/31/21	500,000	497,398
2.13%, 6/30/21	625,000	619,998
2.13%, 8/15/21	825,000	817,756
2.13%, 9/30/21	500,000	495,143
2.13%, 5/15/25	1,000,000	963,442
2.25%, 1/31/24	1,400,000	1,371,972
2.25%, 11/15/25	1,500,000	1,453,148
2.25%, 2/15/27	30,000	28,881
2.25%, 11/15/27#	500,000	480,026
2.38%, 8/15/24	750,000	737,806
2.50%, 8/15/23	1,000,000	996,534
2.50%, 5/15/24	1,000,000	992,643
2.63%, 8/15/20	500,000	504,578
2.75%, 11/15/23	1,000,000	1,008,728
3.13%, 5/15/21	550,000	563,300

Description	Par Value	Value
3.63%, 2/15/20	$500,000	$514,413

TOTAL U.S. TREASURY NOTES		$24,067,712

TOTAL U.S. TREASURY (COST $24,665,440)		$24,067,712

	Number of Shares
MONEY MARKET FUND – 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.21%^	661,921	661,921

TOTAL MONEY MARKET FUND (COST $661,921)		$661,921

TOTAL INVESTMENTS IN SECURITIES – 99.6% (COST $82,465,563)		$81,916,306

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.2%
REPURCHASE AGREEMENTS – 4.2%
BNP Paribas SA, 1.33%, dated 1/31/18, due 2/01/18, repurchase price $652,624, collateralized by U.S. Government & Treasury Securities, 0.00% to 9.13%, maturing 3/31/18 to 9/09/49; total market value of $665,652.	$652,600	652,600
Citigroup Global Markets, Inc., 1.32%, dated 1/31/18, due 2/01/18, repurchase price $170,360, collateralized by U.S. Treasury Securities, 0.00% to 5.00%, maturing 5/10/18 to 9/09/49; total market value of $173,761.	170,354	170,354
Daiwa Capital Markets America, 1.35%, dated 1/31/18, due 2/01/18, repurchase price $652,672, collateralized by U.S. Government & Treasury Securities, 0.00% to 9.00%, maturing 2/15/18 to 12/01/51; total market value of $665,684.	652,648	652,648
HSBC Securities USA, Inc., 1.33%, dated 1/31/18, due 2/01/18, repurchase price $652,624, collateralized by U.S. Government Securities, 0.00% to 7.25%, maturing 3/15/18 to 1/15/37; total market value of $665,654.	652,600	652,600
NBC Global Finance Ltd., 1.50%, dated 1/31/18, due 2/01/18, repurchase price $652,675, collateralized by U.S. Treasury Securities, 0.75% to 2.25%, maturing 2/15/25 to 9/09/49; total market value of $665,701.	652,648	652,648

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      77

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
RBC Dominion Securities, Inc., 1.34%, dated 1/31/18, due 2/01/18, repurchase price $652,672, collateralized by U.S. Government & Treasury Securities, 1.38% to 5.00%, maturing 3/31/19 to 9/09/49; total market value of $665,701.	$652,648	$652,648

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,433,498)		$3,433,498

TOTAL INVESTMENTS – 103.8% (COST $85,899,061)		$85,349,804
COLLATERAL FOR SECURITIES ON LOAN – (4.2%)		(3,433,498)
OTHER ASSETS LESS LIABILITIES – 0.4%		329,674

TOTAL NET ASSETS – 100.0%		$82,245,980

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$22,664	$—	$22,664
Commercial Paper	—	2,999,869	—	2,999,869
Corporate Bonds	—	50,373,105	—	50,373,105
Government Agencies	—	2,590,748	—	2,590,748
Mortgage-Backed Securities	—	1,200,287	—	1,200,287
U.S. Treasury	—	24,067,712	—	24,067,712
Money Market Fund	661,921	—	—	661,921
Repurchase Agreements	—	3,433,498	—	3,433,498

Total	$661,921	$84,687,883	$—	$85,349,804

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2018, these liquid restricted securities amounted to $2,146,738 representing 2.6% of total net assets.
♦	The rate shown reflects the effective yield at purchase date.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

BKNT - Bank Note

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Corporation

January 31, 2018 (unaudited)

78     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (concluded)

LP - Limited Partnership

MTN - Medium Term Note

NA - National Association

PLC - Public Limited Company

See Notes to Portfolios of Investments

January 31, 2018 (unaudited)

Wilmington Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE – 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 399251, (UST Yield Curve CMT 1 year + 2.07%), 3.19%, 9/01/27Δ	$43	$45

TOTAL ADJUSTABLE RATE MORTGAGE (COST $43)		$45
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.5%
Series 1989-112, Class I, 6.50%, 1/15/21	310	316
Series 1990-136, Class E, 6.00%, 4/15/21	937	964
Series 1990-141, Class D, 5.00%, 5/15/21	372	378
Series 1993-1577, Class PK, 6.50%, 9/15/23	16,441	17,605
Series 1993-1644, Class K, 6.75%, 12/15/23	13,131	13,758
Series 1994-1686, Class PJ, 5.00%, 2/15/24	1,526	1,587
Series 2003-2649, Class KA, 4.50%, 7/15/18	3,319	3,324
Series 2011-3799, Class GK, 2.75%, 1/15/21	60,955	60,789
Series 2011-3893, Class DJ, 2.00%, 10/15/20	78,660	78,649
Series 2012-K710, Class A1, 1.44%, 1/25/19	118,024	118,018

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$295,388
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.1%
Series 1993-113, Class PK, 6.50%, 7/25/23	18,575	19,766
Series 1993-127, Class H, 6.50%, 7/25/23	17,383	18,418
Series 1993-202, Class J, 6.50%, 11/25/23	10,383	11,139
Series 1994-3, Class PL, 5.50%, 1/25/24	19,152	20,436
Series 1994-55, Class H, 7.00%, 3/25/24	21,143	22,955
Series 2002-52, Class QA, 6.00%, 7/18/32	1,536	1,546
Series 2003-3, Class BC, 5.00%, 2/25/18	133	133
Series 2009-70, Class NM, 3.25%, 8/25/19	57,952	58,147
Series 2011-66, Class QE, 2.00%, 7/25/21	234,967	233,361
Series 2011-71, Class DJ, 3.00%, 3/25/25	29,999	30,009
Series 2011-81, Class PA, 3.50%, 8/25/26	1,234,058	1,259,282

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,675,192
WHOLE LOAN – 0.8%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 3.69%, 2/25/34Δ	104,411	106,097

Description	Par Value	Value
Banc of America Mortgage Securities, Inc., Series 2004-B, Class 2A1, 3.60%, 3/25/34Δ	$69,887	$72,916
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.77%, 11/25/35Δ	273,117	263,019

TOTAL WHOLE LOAN		$442,032

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,464,033)		$2,412,612
CORPORATE BONDS – 62.5%
AEROSPACE & DEFENSE – 1.8%
Lockheed Martin Corp., Sr. Unsecured, 1.85%, 11/23/18	1,000,000	995,011
AUTOMOTIVE – 1.8%
Ford Motor Credit Co. LLC, Sr. Unsecured, (3 month USD LIBOR + 0.83%), 2.38%, 3/12/19Δ	1,000,000	1,005,546
BEVERAGES – 1.8%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 1.90%, 2/01/19	1,000,000	996,375
BIOTECHNOLOGY – 1.4%
Gilead Sciences, Inc., Sr. Unsecured, 1.85%, 9/04/18	785,000	782,869
CAPITAL MARKETS – 1.9%
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 month USD LIBOR + 1.11%), 2.86%, 4/26/22Δ	1,000,000	1,017,377
COMMERCIAL BANKS – 6.3%
KeyBank NA, Sr. Unsecured, BKNT, 2.35%, 3/08/19	1,650,000	1,649,127
PNC Bank NA, Sr. Unsecured, BKNT, 1.95%, 3/04/19	700,000	697,651
US Bank NA, Sr. Unsecured, BKNT, 1.40%, 4/26/19	1,150,000	1,138,400

TOTAL COMMERCIAL BANKS		$3,485,178
COMMERCIAL SERVICES & SUPPLIES – 2.7%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	1,460,000	1,460,577
CONSUMER FINANCE – 6.4%
American Express Credit Corp., Sr. Unsecured, (3 month USD LIBOR + 0.55%), 2.15%, 3/18/19Δ	800,000	803,360
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	750,000	739,966
Capital One Financial Corp., Sr. Unsecured, (3 month USD LIBOR + 0.76%), 2.17%, 5/12/20Δ	1,000,000	1,006,712

January 31, 2018 (unaudited)

80     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
John Deere Capital Corp., Sr. Unsecured, MTN, 1.95%, 1/08/19	$950,000	$948,007

TOTAL CONSUMER FINANCE		$3,498,045
DIVERSIFIED FINANCIAL SERVICES – 3.9%
Canadian Imperial Bank of Commerce, Sr. Unsecured, (3 month USD LIBOR + 0.52%), 2.03%, 9/06/19Δ	1,000,000	1,004,581
Citigroup, Inc., Sr. Unsecured, 2.05%, 6/07/19	500,000	497,171
Royal Bank of Canada, Sr. Unsecured, GMTN, 2.13%, 3/02/20	665,000	659,614

TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,161,366
ELECTRIC – 4.7%
FirstEnergy Corp., Sr. Unsecured, 2.85%, 7/15/22	1,000,000	981,878
NextEra Energy Capital Holdings, Inc., Company Guaranteed, 2.30%, 4/01/19	600,000	597,819
WEC Energy Group, Inc., Sr. Unsecured, 2.45%, 6/15/20	1,000,000	999,354

TOTAL ELECTRIC		$2,579,051
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.9%
Emerson Electric Co., Sr. Unsecured, 5.25%, 10/15/18	1,000,000	1,020,445
FOOD & STAPLES RETAILING – 1.8%
Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	1,000,000	983,754
FOOD PRODUCTS – 1.8%
Hershey Co. (The), Sr. Unsecured, 1.60%, 8/21/18	1,000,000	995,707
HEALTH CARE EQUIPMENT & SUPPLIES – 0.9%
Abbott Laboratories, Sr. Unsecured, 2.35%, 11/22/19	500,000	498,083
HEALTH CARE PROVIDERS & SERVICES – 3.8%
Cardinal Health, Inc., Sr. Unsecured, 1.95%, 6/14/19	600,000	594,713
UnitedHealth Group, Inc., Sr. Unsecured, 1.95%, 10/15/20	1,500,000	1,478,301

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,073,014
HOUSEHOLD PRODUCTS – 1.8%
Church & Dwight Co., Inc., Sr. Unsecured, (3 month USD LIBOR + 0.15%), 1.90%, 1/25/19Δ	1,000,000	1,000,625
INSURANCE – 1.8%
Metropolitan Life Global Funding I, Sr. Secured, 1.95%, 12/03/18Ω	1,000,000	998,921
MEDIA – 3.6%
Comcast Corp., Company Guaranteed, 5.70%, 7/01/19	1,000,000	1,046,615

Description	Par Value	Value
Walt Disney Co. (The), Sr. Unsecured, MTN, 0.88%, 7/12/19	$980,000	$959,482

TOTAL MEDIA		$2,006,097
OIL & GAS – 3.5%
BP Capital Markets PLC, Company Guaranteed, 1.68%, 5/03/19	950,000	943,033
Schlumberger Holdings Corp., Sr. Unsecured, 2.35%, 12/21/18Ω	1,000,000	1,001,296

TOTAL OIL & GAS		$1,944,329
PIPELINES – 1.8%
Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	1,000,000	997,973
RETAIL – 1.8%
CVS Health Corp., Sr. Unsecured, 1.90%, 7/20/18	1,000,000	997,844
SEMICONDUCTORS – 1.8%
QUALCOMM, Inc., Sr. Unsecured, 1.85%, 5/20/19	1,000,000	993,145
TELECOMMUNICATIONS – 1.7%
AT&T, Inc., Sr. Unsecured, (3 month USD LIBOR + 0.93%), 2.62%, 6/30/20Δ	900,000	911,936
TRUCKING & LEASING – 1.8%
GATX Corp., Sr. Unsecured, 2.38%, 7/30/18	1,000,000	998,483

TOTAL CORPORATE BONDS (COST $34,538,589)		$34,401,751
GOVERNMENT AGENCIES – 2.7%
FEDERAL HOME LOAN BANK (FHLB) – 2.7%
1.38%, 11/15/19	1,500,000	1,479,949

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$1,479,949
SMALL BUSINESS ADMINISTRATION – 0.0%**
Small Business Administration Participation Certificates, Series 1999-20I, 1, 7.30%, 9/01/19	1,251	1,278

TOTAL SMALL BUSINESS ADMINISTRATION		$1,278

TOTAL GOVERNMENT AGENCIES (COST $1,498,254)		$1,481,227
MORTGAGE-BACKED SECURITIES – 5.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.9%
Pool 538733, 9.00%, 9/01/19	106	109
Pool G12709, 5.00%, 7/01/22	56,266	57,242
Pool C80328, 7.50%, 7/01/25	17,512	20,103
Pool G14695, 4.50%, 6/01/26	213,924	216,879
Pool G01425, 7.50%, 5/01/32	43,025	50,554
Pool C78010, 5.50%, 4/01/33	562,213	625,849
Pool A18401, 6.00%, 2/01/34	470,678	527,869

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      81

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
Pool G01831, 6.00%, 5/01/35	$79,872	$89,477

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,588,082
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.5%
Pool 202957, 8.00%, 8/01/21	148	151
Pool MA0909, 3.00%, 11/01/21	272,793	275,222
Pool 334593, 7.00%, 5/01/24	36,766	41,806
Pool AE2520, 3.00%, 1/01/26	180,169	181,828
Pool 436746, 6.50%, 8/01/28	21,741	22,579
Pool 440401, 6.50%, 8/01/28	86,621	96,521
Pool 323419, 6.00%, 12/01/28	34,027	37,933
Pool 485678, 6.50%, 3/01/29	15,305	15,911
Pool 494375, 6.50%, 4/01/29	1,029	1,051
Pool 252439, 6.50%, 5/01/29	15,930	17,721
Pool 545051, 6.00%, 9/01/29	55,962	62,368
Pool 725418, 6.50%, 5/01/34	85,771	95,426
Pool 833143, 5.50%, 9/01/35	376,180	410,548
Pool 843323, 5.50%, 10/01/35	15,786	16,641
Pool 255933, 5.50%, 11/01/35	79,399	86,722

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,362,428
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.5%
Pool 306066, 8.50%, 7/15/21	1,602	1,787
Pool 1061, 9.00%, 4/20/23	7,357	7,558
Pool 346572, 7.00%, 5/15/23	3,630	3,810
Pool 484269, 7.00%, 9/15/28	21,213	22,403
Pool 592505, 6.00%, 4/15/33	133,278	140,375
Pool 581522, 6.00%, 5/15/33	122,211	129,240

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$305,173

TOTAL MORTGAGE-BACKED SECURITIES (COST $3,107,905)		$3,255,683
MUNICIPAL BOND – 0.1%
DEVELOPMENT – 0.1%
City of Miami, FL, Rent Revenue, Series 1998, 8.65%, 7/01/19	45,000	47,529

TOTAL MUNICIPAL BOND (COST $46,121)		$47,529

Description	Par Value	Value
U.S. TREASURY – 24.2%
U.S. TREASURY NOTES – 24.2%
0.75%, 7/15/19#	$2,000,000	$1,962,641
1.00%, 3/15/19	820,000	811,204
1.13%, 8/31/21	495,000	473,560
1.50%, 6/15/20	8,000,000	7,869,432
1.75%, 6/30/22	1,250,000	1,211,846
1.88%, 7/31/22	1,000,000	973,854

TOTAL U.S. TREASURY NOTES		$13,302,537

TOTAL U.S. TREASURY (COST $13,527,598)		$13,302,537

TOTAL INVESTMENTS IN SECURITIES – 99.8% (COST $55,182,543)		$54,901,384
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.7%
REPURCHASE AGREEMENTS – 3.7%
BNP Paribas SA, 1.33%, dated 1/31/18, due 2/01/18, repurchase price $381,414, collateralized by U.S. Government & Treasury Securities, 0.00% to 9.13%, maturing 3/31/18 to 9/09/49; total market value of $389,028.	381,400	381,400
Citigroup Global Markets, Inc., 1.32%, dated 1/31/18, due 2/01/18, repurchase price $98,759, collateralized by U.S. Treasury Securities, 0.00% to 5.00%, maturing 5/10/18 to 9/09/49; total market value of $100,730.	98,755	98,755
Daiwa Capital Markets America, 1.35%, dated 1/31/18, due 2/01/18, repurchase price $381,401, collateralized by U.S. Government & Treasury Securities, 0.00% to 9.00%, maturing 2/15/18 to 12/01/51; total market value of $389,005.	381,387	381,387
HSBC Securities USA, Inc., 1.33%, dated 1/31/18, due 2/01/18, repurchase price $381,414, collateralized by U.S. Government Securities, 0.00% to 7.25%, maturing 3/15/18 to 1/15/37; total market value of $389,029.	381,400	381,400
NBC Global Finance Ltd., 1.50%, dated 1/31/18, due 2/01/18, repurchase price $381,403, collateralized by U.S. Treasury Securities, 0.75% to 2.25%, maturing 2/15/25 to 9/09/49; total market value of $389,015.	381,387	381,387
RBC Dominion Securities, Inc., 1.34%, dated 1/31/18, due 2/01/18, repurchase price $381,401, collateralized by U.S. Government & Treasury Securities, 1.38% to 5.00%, maturing 3/31/19 to 9/09/49; total market value of $389,015.	381,387	381,387

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,005,716)		$2,005,716

January 31, 2018 (unaudited)

82     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Value
TOTAL INVESTMENTS – 103.5% (COST $57,188,259)	$56,907,100
COLLATERAL FOR SECURITIES ON LOAN – (3.7%)	(2,005,716)
OTHER ASSETS LESS LIABILITIES – 0.2%	84,002

TOTAL NET ASSETS – 100.0%	$54,985,386

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$45	$—	$45
Collateralized Mortgage Obligations	—	2,412,612	—	2,412,612
Corporate Bonds	—	34,401,751	—	34,401,751
Government Agencies	—	1,481,227	—	1,481,227
Mortgage-Backed Securities	—	3,255,683	—	3,255,683
Municipal Bond	—	47,529	—	47,529
U.S. Treasury	—	13,302,537	—	13,302,537
Repurchase Agreements	—	2,005,716	—	2,005,716

Total	$—	$56,907,100	$—	$56,907,100

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
Δ	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2018, these liquid restricted securities amounted to $2,000,217 representing 3.64% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

BKNT - Bank Note

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

NA - National Association

PLC - Public Limited Company

See Notes to Portfolios of Investments

January 31, 2018 (unaudited)

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 97.4%
ALABAMA – 0.4%
HIGHER EDUCATION – 0.4%
Auburn University, AL, Advance Refunding Revenue Bonds, (Series A), 5.00%, 6/01/21	$1,200,000	$1,326,024

TOTAL ALABAMA		$1,326,024
ARIZONA – 3.4%
AIRPORT – 2.0%
City of Phoenix Civic Improvement Corp., AZ, Advance Refunding Revenue Bonds, Junior Lien Airport, Special Tax Obligation, 5.00%, 7/01/24	5,000,000	5,829,850
POWER – 0.7%
Salt River Project Agricultural Improvement & Power District, AZ, Advance Refunding Revenue Bonds, Salt River Electricity Project, 5.00%, 1/01/33	1,765,000	2,107,516
SCHOOL DISTRICT – 0.7%
Maricopa County Unified School District No 80 Chandler, AZ, GO Limited, Economic Defeasance, 5.00%, 7/01/21	2,000,000	2,215,160

TOTAL ARIZONA		$10,152,526
CALIFORNIA – 6.6%
DEDICATED TAX – 1.3%
Fontana Redevelopment Agency Successor Agency, CA, (Series A), 5.00%, 10/01/30	3,180,000	3,895,405
GENERAL OBLIGATIONS – 1.1%
State of California, CA, GO Unlimited, Current Refunding, 5.00%, 8/01/30	1,010,000	1,210,950
State of California, CA, GO Unlimited, 5.00%, 9/01/31	1,800,000	2,124,216

TOTAL GENERAL OBLIGATIONS		$3,335,166
HIGHER EDUCATION – 0.4%
California Municipal Finance Authority, CA, Advance Refunding Revenue Bonds, (Series B), (Emerson College), 5.00%, 1/01/28	1,000,000	1,189,280
TRANSPORTATION – 1.9%
Bay Area Toll Authority, CA, Refunding
Revenue Bonds, (San Francisco Bay Area), 5.00%, 4/01/26	5,000,000	5,647,550

Description	Par Value	Value
WATER & SEWER – 1.9%
City of San Francisco Public Utilities Commission Water Revenue, CA, Refunding Revenue Bonds, (Series C), (Water Revenue), 5.00%, 11/01/27	$5,000,000	$5,649,100

TOTAL CALIFORNIA		$19,716,501
COLORADO – 0.8%
AIRPORT – 0.8%
City & County of Denver Airport System Revenue, CO, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	2,000,000	2,280,340

TOTAL COLORADO		$2,280,340
CONNECTICUT – 5.3%
DEDICATED TAX – 3.8%
State of Connecticut, CT, Special Tax Obligation Bonds Transportation Infrastructure Purposes, Refunding Revenue Bonds, (Fuel Sales Tax Revenue), (2012 Series B), 5.00%, 1/01/25	5,125,000	5,718,936
State of Connecticut, CT, Special Tax Obligation Bonds Transportation Infrastructure Purposes, Revenue Bond, (Series A), (Fuel Sales Tax Revenue), 5.00%, 9/01/30	5,000,000	5,678,550

TOTAL DEDICATED TAX		$11,397,486
HIGHER EDUCATION – 1.5%
Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Series R), Fairfield University, 5.00%, 7/01/31	1,385,000	1,600,838
Connecticut State Health & Educational Facilities Authority, CT, Revenue Bonds, (Series I-1), Sacred Heart University, 5.00%, 7/01/28	1,335,000	1,566,890
University of Connecticut, CT, Revenue Bonds, (Series A), 5.00%, 3/15/32	1,000,000	1,123,970

TOTAL HIGHER EDUCATION		$4,291,698

TOTAL CONNECTICUT		$15,689,184
DISTRICT OF COLUMBIA – 2.9%
HIGHER EDUCATION – 2.9%
District of Columbia, DC, Advance Refunding, Revenue Bonds, (Georgetown University), 5.00%, 4/01/31	7,455,000	8,648,098

TOTAL DISTRICT OF COLUMBIA		$8,648,098

January 31, 2018 (unaudited)

84     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
FLORIDA – 4.3%
AIRPORT – 0.9%
Greater Orlando Aviation Authority, FL, Revenue Bonds, (Port, Airport & Marina Improvements), (Sub-Series A), 5.00%, 10/01/24	$2,250,000	$2,600,708
HIGHER EDUCATION – 0.6%
Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 3/01/28	1,600,000	1,817,264
LEASE – 2.3%
Broward County School Board, FL, Certificate Participation Current Refunding Bonds, (Series A), 5.00%, 7/01/23	1,200,000	1,349,724
Broward County School Board, FL, Certificate Participation Refunding Bonds, (Series A), 5.00%, 7/01/21	3,000,000	3,316,440
St. Johns County School Board, FL, Certificate Participation Refunding Bonds, 5.00%, 7/01/20	2,000,000	2,155,420

TOTAL LEASE		$6,821,584
TRANSPORTATION – 0.5%
FL Turnpike Authority-A-Ref 5, FL, Revenue Bonds, Highway Revenue Tolls, 5.00%, 7/01/20	1,500,000	1,619,520

TOTAL FLORIDA		$12,859,076
GEORGIA – 3.1%
HIGHER EDUCATION – 1.0%
Athens-Clarke County Unified Government Development Authority, GA, Revenue Bonds, (Series A), (UGAAP), 5.00%, 9/01/23	1,000,000	1,149,670
Bulloch County Development Authority, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), 5.00%, 7/01/31	1,575,000	1,817,676

TOTAL HIGHER EDUCATION		$2,967,346
LEASE – 1.7%
Gwinnett County Development Authority, GO, Certificate Participation Refunding Bonds, (NATL-RE), 5.25%, 1/01/22	4,370,000	4,928,399
POWER – 0.4%
Municipal Electric Authority of Georgia, GA, Refunding Revenue Bonds, (Series A), 5.00%, 1/01/28	1,160,000	1,343,500

TOTAL GEORGIA		$9,239,245
ILLINOIS – 18.7%
DEDICATED TAX – 0.8%
State of Illinois, IL, Revenue Bonds, (Sales Tax Revenue), (NATL-RE), 6.00%, 6/15/27	2,000,000	2,507,280

Description	Par Value	Value
GENERAL OBLIGATIONS – 11.3%
Chicago Park District, IL, (Ad Valorem Property Tax) 5.00%, 1/01/26	$1,250,000	$1,403,238
5.00%, 1/01/27	3,455,000	3,850,805
Cook County, IL, GO Unlimited, Current Refunding, (Series A), (AGM), 5.00%, 11/15/26	2,050,000	2,378,246
Elk Grove Village, IL, GO Unlimited, Refunding Revenue Notes, (Ad Valorem Property Tax), 5.00%, 1/01/32	1,000,000	1,157,930
Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Series C-Green Bond), (Water Utility & Sewer Improvements), 5.00%, 12/01/28	6,790,000	7,785,278
Metropolitan Water Reclamation District of Greater Chicago, IL, GO Unlimited, (Series A), 5.00%, 12/01/28	2,185,000	2,554,964
State of Illinois, IL, GO Unlimited, (Series D), 5.00%, 11/01/24	11,000,000	11,764,940
State of Illinois, IL, GO Unlimited, Refunding Bonds, 5.00%, 8/01/25	2,500,000	2,635,625

TOTAL GENERAL OBLIGATIONS		$33,531,026
POWER – 0.8%
Illinois Municipal Electric Agency, IL, Advance Refunding Revenue Bonds, (Series A), 5.00%, 2/01/25	2,000,000	2,323,320
SCHOOL DISTRICT – 3.0%
Du Page County High School District No 88, IL, GO Unlimited, Current Refunding, (Addison Trail & Willowbrook High Schools), 5.00%, 1/15/25	6,615,000	7,673,532
Kendall Kane & Will Counties Community Unit School District No 308, IL, GO Unlimited, Refunding Bonds, 5.50%, 2/01/22	1,100,000	1,230,119

TOTAL SCHOOL DISTRICT		$8,903,651
TRANSPORTATION – 2.8%
Illinois State Toll Highway Authority, IL, Refunding Revenue Bonds, (Series A), 5.00%, 12/01/22	2,125,000	2,413,936
Illinois State Toll Highway Authority, IL, Refunding Revenue Bonds, (Series D), 5.00%, 1/01/24	5,000,000	5,775,300

TOTAL TRANSPORTATION		$8,189,236

TOTAL ILLINOIS		$55,454,513
LOUISIANA – 0.4%
HIGHER EDUCATION – 0.4%
Louisiana Public Facilities Authority, LA, Revenue Bonds, (Loyola University Project), 5.00%, 10/01/23	1,000,000	1,118,340

TOTAL LOUISIANA		$1,118,340
MARYLAND – 6.5%

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      85

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
GENERAL OBLIGATIONS – 6.1%
Montgomery County, MD, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 7/01/21	$2,000,000	$2,220,780
State of Maryland, MD, GO Unlimited, Advance Refunding, (Series B), 5.00%, 8/01/22	8,000,000	9,104,880
Washington Suburban Sanitary Commission, MD, GO Unlimited, Crossover Refunding, 5.00%, 6/01/21	6,185,000	6,853,660

TOTAL GENERAL OBLIGATIONS		$18,179,320
MEDICAL – 0.4%
Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Anne Arundel Health Systems), 5.00%, 7/01/22	1,000,000	1,128,580

TOTAL MARYLAND		$19,307,900
MASSACHUSETTS – 1.8%
DEDICATED TAX – 0.6%
Massachusetts School Building Authority, MA, Refunding Revenue Bonds, (Series B), (Senior Dedicated Sales Tax), 5.00%, 8/15/30	1,755,000	1,979,780
HIGHER EDUCATION – 1.2%
Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Series A), (Emerson College), 5.00%, 1/01/31	3,005,000	3,494,605

TOTAL MASSACHUSETTS		$5,474,385
MICHIGAN – 6.9%
DEDICATED TAX – 2.7%
Michigan Finance Authority, MI, Revenue Bonds, (Income Tax Revenue), 4.00%, 10/01/24	2,000,000	2,113,720
Michigan Finance Authority, MI, Revenue Bonds, Repayment of Bank Loan, (Series H-1), 5.00%, 10/01/25	5,215,000	5,945,256

TOTAL DEDICATED TAX		$8,058,976
SCHOOL DISTRICT – 2.3%
Chippewa Valley Schools, GO Unlimited, Current Refunding, (Series B), (Q-SBLF), 5.00%, 5/01/22	3,000,000	3,371,130
Grand Ledge Public Schools, MI, GO Unlimited, Current Refunding, (Q-SBLF), 5.00%, 5/01/22	1,195,000	1,342,833
Troy School District, MI, GO Unlimited, Advance Refunding, (Q-SBLF), 5.00%, 5/01/20	2,085,000	2,236,976

TOTAL SCHOOL DISTRICT		$6,950,939
UTILITIES – 1.1%
Lansing Board of Water & Light, MI, Revenue Bonds, (Series A), 5.00%, 7/01/29	3,000,000	3,302,820

Description	Par Value	Value
WATER – 0.8%
Great Lakes Water Authority Water Supply System, MI, Revenue Bonds, 5.00%, 7/01/23	$2,000,000	$2,271,180

TOTAL MICHIGAN		$20,583,915
MISSOURI – 2.1%
MEDICAL – 2.1%
Health & Educational Facilities Authority, MI, Current Refunding, Revenue Bonds, (Saint Luke’s Health Systems, Inc.), 5.00%, 11/15/30	5,425,000	6,185,314

TOTAL MISSOURI		$6,185,314
NEBRASKA – 0.7%
ELECTRIC – 0.7%
Lincoln Nebraska Electric System, NE, Revenue Bonds, 5.00%, 9/01/20	2,000,000	2,169,080

TOTAL NEBRASKA		$2,169,080
NEVADA – 1.8%
DEDICATED TAX – 1.8%
Clark County, NV, Refunding Revenue Bonds, (Series B), (Fuel Sales Tax Revenue), 5.00%, 7/01/30	4,505,000	5,193,589

TOTAL NEVADA		$5,193,589
NEW JERSEY – 3.7%
HIGHER EDUCATION – 1.2%
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series A), (Rowan University Project), 5.00%, 7/01/28	1,030,000	1,174,818
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series B), (Rowan University Project), 5.00%, 7/01/27	2,000,000	2,289,800

TOTAL HIGHER EDUCATION		$3,464,618
LEASE – 1.9%
New Jersey Economic Development Authority, NJ, Refunding Revenue Bonds, (Series B), 5.00%, 11/01/23	5,000,000	5,521,300
TRANSPORTATION – 0.6%
New Jersey State Turnpike Authority, NJ, Revenue Bonds, (Series A), (Highway Improvement), 5.00%, 1/01/27	1,645,000	1,893,592

TOTAL NEW JERSEY		$10,879,510

January 31, 2018 (unaudited)

86     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
NEW YORK – 8.4%
AIRPORT – 0.8%
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (175th Series), (Port, Airport & Marina Improvements), 5.00%, 12/01/23	$2,000,000	$2,302,780
DEDICATED TAX – 3.4%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Fuel Sales Tax Revenue), 5.00%, 11/15/22	3,000,000	3,435,300
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A), (Sales Tax), 5.00%, 11/15/21	1,960,000	2,201,511
New York City, Transitional Finance Authority, NY, Refunding Revenue Bonds, (Sub-series E), 5.00%, 11/01/22	4,125,000	4,549,050

TOTAL DEDICATED TAX		$10,185,861
GENERAL OBLIGATIONS – 3.5%
County of Nassau NY, GO Limited, (Series B), 5.00%, 10/01/28	2,400,000	2,811,672
New York City, NY, GO Unlimited, Advance Refunding, (Series C), 5.00%, 8/01/23	1,000,000	1,153,750
New York City, NY, GO Unlimited, Public Improvements, (Sub-Series G-1), 5.00%, 4/01/25	5,790,000	6,480,515

TOTAL GENERAL OBLIGATIONS		$10,445,937
HOUSING – 0.7%
Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (UBF Faculty- Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	1,948,840

TOTAL NEW YORK		$24,883,418
OHIO – 0.7%
TRANSPORTATION – 0.7%
Ohio Turnpike & Infrastructure Commission, OH, Revenue Bonds, (Series A), Highway Improvements, 5.00%, 2/15/30	1,725,000	2,042,435

TOTAL OHIO		$2,042,435
PENNSYLVANIA – 8.5%
DEDICATED TAX – 2.1%
Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced 5.00%, 12/01/29	2,100,000	2,437,722
5.00%, 12/01/32	2,000,000	2,297,860
Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (3rd Series), Motor License Fund Enhanced, 5.00%, 12/01/30	1,250,000	1,444,150

TOTAL DEDICATED TAX		$6,179,732

Description	Par Value	Value
HIGHER EDUCATION – 2.7%
Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	$1,000,000	$1,134,420
Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Series A), (University of Sciences, Philadelphia), 5.00%, 11/01/28	2,330,000	2,639,564
Pennsylvania State University, PA, Refunding Revenue Bonds, (Series B), 5.25%, 8/15/22	1,865,000	2,138,782
Philadelphia Authority for Industrial Development, PA, Current Refunding Revenue Bonds, La Salle University, 5.00%, 5/01/22	1,920,000	2,129,376

TOTAL HIGHER EDUCATION		$8,042,142
MEDICAL – 0.6%
Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,605,000	1,817,727
SCHOOL DISTRICT – 0.8%
Hempfield Area School District, Westmoreland County, PA, GO Unlimited, Current Refunding, (Series B), (BAM State Aid Withholding), 5.00%, 3/15/21	2,240,000	2,443,616
WATER – 2.3%
Philadelphia PA Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	5,655,000	6,609,677

TOTAL PENNSYLVANIA		$25,092,894
SOUTH CAROLINA – 1.1%
POWER – 1.1%
South Carolina Public Service Authority, SC, Advance Refunding Revenue Bonds, (Series A), 5.00%, 12/01/30	2,860,000	3,260,657

TOTAL SOUTH CAROLINA		$3,260,657
TEXAS – 5.7%
AIRPORT – 0.9%
Dallas/Fort Worth International Airport, TX, Refunding Revenue Bonds, (Series D), 5.25%, 11/01/23	2,500,000	2,802,425
GENERAL OBLIGATIONS – 1.3%
State of Texas, TX, GO Unlimited, Highway Improvements, (Transportation Commission), 5.00%, 4/01/21	3,440,000	3,787,027
MEDICAL – 2.4%
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospital of Dallas, OBG), 5.00%, 10/01/25	6,110,000	6,971,143

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      87

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
WATER & SEWER – 1.1%
City of Austin Water & Wastewater System, TX, Refunding Revenue Bonds, 5.00%, 5/15/20	$1,810,000	$1,947,560
City of Houston Utility System, TX, Refunding Revenue Bonds, (Series C), (Comb-First Lien), 5.00%, 5/15/21	1,250,000	1,377,463

TOTAL WATER & SEWER		$3,325,023

TOTAL TEXAS		$16,885,618
UTAH – 0.4%
MEDICAL – 0.4%
County of Utah, UT, Revenue Bonds, (IHC Health Services Inc., OBG), 5.00%, 5/15/25	1,165,000	1,280,160

TOTAL UTAH		$1,280,160
VIRGINIA – 1.7%
GENERAL OBLIGATIONS – 1.7%
City of Alexandria, VA, GO Unlimited, Advance Refunding, (Series D), (State Aid Withholding), 5.00%, 7/01/30	3,885,000	4,887,563

TOTAL VIRGINIA		$4,887,563
WASHINGTON – 1.5%
HIGHER EDUCATION – 0.8%
Washington Economic Development Finance Authority, WA, Refunding Revenue Bonds, 5.00%, 6/01/20	2,155,000	2,318,306
MEDICAL – 0.7%
Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, Overlake Hospital, 5.00%, 7/01/33	1,750,000	1,998,168

TOTAL WASHINGTON		$4,316,474

TOTAL MUNICIPAL BONDS (COST $288,268,290)		$288,926,759

Description	Number of Shares	Value
MONEY MARKET FUND – 2.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.21%^	6,021,284	$6,021,284

TOTAL MONEY MARKET FUND (COST $6,021,284)		$6,021,284

TOTAL INVESTMENTS – 99.4% (COST $294,289,574)		$294,948,043
OTHER ASSETS LESS LIABILITIES – 0.6%		1,741,251

TOTAL NET ASSETS – 100.0%		$296,689,294

January 31, 2018 (unaudited)

88     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$288,926,759	$—	$288,926,759
Money Market Fund	6,021,284	—	—	6,021,284

Total	$6,021,284	$288,926,759	$—	$294,948,043

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGM - Assured Guaranty Municipal

BAM - Build America Mutual Assurance Company

GO - General Obligation

NATL-RE - National Public Finance Guaranty Corporation

OBG - Obligation

Q-SBLF - Qualified School Bond Loan Fund

UGAAP - University of Georgia Athletic Association Project

UPMC - University of Pittsburgh Medical Center

See Notes to Portfolios of Investments

January 31, 2018 (unaudited)

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 96.4%
NEW YORK – 96.4%
AIRPORT – 7.9%
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, Port, Airport & Marina Improvements, (175th Series), 5.00%, 12/01/23	$3,000,000	$3,454,170
Port Authority of New York & New Jersey, NY, Revenue Bonds, Airport & Marina Improvements, (194th Series), 5.00%, 10/15/30	1,000,000	1,174,140
Port Authority of New York & New Jersey, NY, Revenue Bonds, Port, Airport & Marina Improvements, (205th Series), 5.00%, 11/15/32	1,000,000	1,191,860

TOTAL AIRPORT		$5,820,170
DEDICATED TAX – 22.6%
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/21	1,000,000	1,123,220
New York City, NY, Transitional Finance Authority, Advance Refunding Revenue Bonds, 5.00%, 11/01/30	2,000,000	2,365,140
New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 12/15/20	2,375,000	2,599,841
New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, 5.00%, 3/15/30	2,000,000	2,371,860
New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 3/15/32	2,000,000	2,353,260
New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series B), 5.00%, 2/15/33	1,000,000	1,173,850
New York State Dormitory Authority, NY, Revenue Bonds, School Improvements, (Series A), 5.00%, 3/15/33	1,000,000	1,176,830
Sales Tax Asset Receivable Corp., NY, Refunding Revenue Bonds, (Series A), 5.00%, 10/15/26	3,000,000	3,545,340

TOTAL DEDICATED TAX		$16,709,341
GENERAL OBLIGATIONS – 19.9%
Monroe County, NY, GO, Public Improvements, AD Valorem Property Tax, (AGM), 5.00%, 6/01/22	2,070,000	2,316,289

Description	Par Value	Value
Nassau County, NY, AD Valorem Property Tax, GO, Public Improvements, (Series B), 5.00%, 10/01/29	$2,875,000	$3,353,687
Nassau County, NY, AD Valorem Property Tax, GO, Public Improvements, (Series C), (BAM-TCRS), 5.00%, 4/01/26	1,000,000	1,181,930
New York City, NY, AD Valorem Property Tax, GO Unlimited, Advance Refunding, (Series A), 5.00%, 8/01/21	1,540,000	1,709,077
New York City, NY, AD Valorem Property Tax, GO Unlimited, Advance Refunding, (Series C), 5.00%, 8/01/23	2,000,000	2,307,500
New York State, NY, GO Unlimited, Highway Improvements, (Series E), (State Aid Withholding), 5.00%, 12/15/21	1,090,000	1,227,187
Saratoga County, NY, GO, Economic Defeasance, AD Valorem Property Tax, 5.00%, 7/15/31	1,150,000	1,433,429
Town of West Seneca, NY, AD Valorem Property Tax, GO, Public Improvements, 5.00%, 7/15/21	1,040,000	1,155,346

TOTAL GENERAL OBLIGATIONS		$14,684,445
HIGHER EDUCATION – 12.1%
City of Albany Capital Resource Corp., NY, Refunding Bonds, Albany Law School of Union University 4.00%, 7/01/22	600,000	638,148
4.00%, 7/01/23	725,000	776,316
4.00%, 7/01/25	865,000	928,050
4.00%, 7/01/26	765,000	815,628
5.00%, 7/01/29	1,195,000	1,356,134
Monroe County Industrial Development Corp., NY, University of Rochester Project, Revenue Bonds, University & College Improvements, (Series B), 5.00%, 7/01/23	1,000,000	1,154,300
New York State Dormitory Authority, NY, Barnard College, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 7/01/21	1,000,000	1,105,130
New York State Dormitory Authority, NY, New York University, Advance Refunding, University & College Improvements, (Series A), 5.00%, 7/01/22	1,890,000	2,148,930

TOTAL HIGHER EDUCATION		$8,922,636
HOUSING – 1.6%
Amherst Development Corp., NY, Advance Refunding Revenue Bonds, UBF Facility Student Housing Corp., (AGM), 5.00%, 10/01/31	1,000,000	1,176,760

January 31, 2018 (unaudited)

90     PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value
LEASE – 3.2%
Erie County, NY, IDA, Refunding Revenue Bonds, School Improvements, (State Aid Withholding), 5.00%, 5/01/30	$2,000,000	$2,363,020
MEDICAL – 8.3%
New York State Dormitory Authority, NY, Current Refunding, Revenue Bonds, 5.00%, 5/01/24	1,000,000	1,165,740
New York State Dormitory Authority, NY, Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (Mount Sinai Hospital), 5.00%, 7/01/23	2,480,000	2,679,466
New York State Dormitory Authority, NY, Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 7/01/27	2,000,000	2,297,120

TOTAL MEDICAL		$6,142,326
POWER – 5.6%
Long Island Power Authority, NY, Electric System Improvements, General Revenue Bonds, (Series B), 5.00%, 9/01/25	1,000,000	1,173,150
New York State Power Authority (The), NY, Revenue Refunding Bonds, (Series A), (GO of Authority), 5.00%, 11/15/22	2,575,000	2,949,894

TOTAL POWER		$4,123,044
SCHOOL DISTRICT – 7.6%
Bay Shore Union Free School District, NY, Current Refunding, AD Valorem Property Tax, (State Aid Withholding), 5.00%, 1/15/22	2,710,000	3,046,040
Corning City School District, NY, GO, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 5.00%, 6/15/21	1,000,000	1,109,340
Lockport City School District, NY, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 5.00%, 8/01/24	1,210,000	1,435,810

TOTAL SCHOOL DISTRICT		$5,591,190

Description	Par Value	Value
TRANSPORTATION – 3.2%
Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/24	$2,000,000	$2,341,540
WATER & SEWER – 4.4%
New York City Water & Sewer System, NY, Current Refunding, Municipal Water Finance, 5.00%, 6/15/28	1,150,000	1,360,197
New York City Water & Sewer System, NY, Refunding Revenue Bonds, (Series EE), 5.00%, 6/15/28	1,595,000	1,862,131

TOTAL WATER & SEWER		$3,222,328

TOTAL NEW YORK		$71,096,800

TOTAL MUNICIPAL BONDS (COST $71,417,536)		$71,096,800

	Number of Shares
MONEY MARKET FUND – 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.21%^	2,062,322	$2,062,322

TOTAL MONEY MARKET FUND (COST $2,062,322)		$2,062,322

TOTAL INVESTMENTS – 99.2% (COST $73,479,858)		$73,159,122
OTHER ASSETS LESS LIABILITIES – 0.8%		598,546

TOTAL NET ASSETS – 100.0%		$73,757,668

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      91

Wilmington New York Municipal Bond Fund (concluded)

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$71,096,800	$—	$71,096,800
Money Market Fund	2,062,322	—	—	2,062,322

Total	$2,062,322	$71,096,800	$—	$73,159,122

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGM - Assured Guaranty Municipal

BAM-TCRS - Build America Mutual-Tax Credit Reporting Service

GO - General Obligation

IDA - Industrial Development Authority/Agency

See Notes to Portfolios of Investments

January 31, 2018 (unaudited)

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 59.8%
FEDERAL FARM CREDIT BANK (FFCB) – 7.6%
1.30%, 2/09/18‡	$55,000,000	$54,984,478
(1 month USD LIBOR - 0.17%), 1.39%, 5/03/18Δ	100,000,000	99,999,139
(1 month USD LIBOR - 0.12%), 1.45%, 7/23/18Δ	70,000,000	70,010,049
(1 month USD LIBOR + 0.06%), 1.62%, 9/24/18Δ	29,700,000	29,692,492
(1 month USD LIBOR + 0.02%), 1.58%, 10/03/18Δ	25,000,000	25,026,246
(1 month USD LIBOR - 0.09%), 1.47%, 10/22/18Δ	60,000,000	60,018,572
(1 month USD LIBOR - 0.14%), 1.43%, 10/30/18Δ	75,000,000	75,000,000
(1 month USD LIBOR - 0.11%), 1.45%, 12/03/18Δ	50,000,000	49,998,716
(1 month USD LIBOR - 0.10%), 1.47%, 9/25/19Δ	50,000,000	49,997,524
(1 month USD LIBOR - 0.07%), 1.50%, 10/02/19Δ	36,000,000	36,000,006

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$550,727,222
FEDERAL HOME LOAN BANK (FHLB) – 40.9%
1.31%, 2/05/18‡	103,500,000	103,485,285
1.33%, 2/07/18‡	50,000,000	49,989,167
1.32%, 2/08/18‡	50,000,000	49,987,410
(1 month USD LIBOR - 0.16%), 1.40%, 2/08/18Δ	50,000,000	49,999,936
1.34%, 2/09/18‡	75,260,000	75,237,995
1.31%, 2/12/18‡	50,000,000	49,980,444
1.34%, 2/14/18‡	50,000,000	49,976,347
1.34%, 2/15/18‡	95,000,000	94,951,506
1.31%, 2/16/18‡	70,000,000	69,962,667
(1 month USD LIBOR - 0.19%), 1.37%, 2/16/18Δ	50,000,000	50,000,000
1.34%, 2/20/18‡	100,000,000	99,930,861
1.33%, 2/21/18‡	376,200,000	375,928,096
1.30%, 2/27/18‡	100,000,000	99,907,917
1.33%, 2/28/18‡	100,000,000	99,902,500
(3 month USD LIBOR – 0.16%),
1.32%, 3/01/18Δ	100,000,000	100,003,953
1.34%, 3/05/18‡	175,000,000	174,796,444
1.34%, 3/09/18‡	50,000,000	49,934,250
1.35%, 3/12/18‡	200,000,000	199,712,917
1.37%, 3/13/18‡	50,000,000	49,925,555

Description	Par Value	Value
1.35%, 3/16/18‡	$100,000,000	$99,842,035
1.38%, 3/20/18‡	50,000,000	49,911,875
1.36%, 3/21/18‡	74,600,000	74,467,212
1.36%, 3/23/18‡	71,910,000	71,777,166
1.39%, 4/03/18‡	50,000,000	49,884,778
1.44%, 4/04/18‡	50,000,000	49,879,014
1.47%, 4/13/18‡	89,850,000	89,594,826
(3 month USD LIBOR - 0.35%), 1.05%, 5/09/18Δ	50,000,000	50,000,000
1.46%, 5/18/18‡	88,893,000	88,521,328
(1 month USD LIBOR - 0.16%), 1.43%, 8/01/18Δ	100,000,000	100,000,000
(1 month USD LIBOR - 0.15%), 1.41%, 8/15/18Δ	50,000,000	50,000,000
(1 month USD LIBOR - 0.14%), 1.42%, 10/15/18Δ	50,000,000	50,000,000
(1 month USD LIBOR - 0.08%), 1.48%, 11/13/18Δ	100,000,000	100,000,000
(1 month USD LIBOR - 0.14%), 1.45%, 1/02/19Δ	50,000,000	50,000,000
(1 month USD LIBOR - 0.11%), 1.46%, 1/25/19Δ	100,000,000	100,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$2,967,491,484
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 9.0%
1.33%, 2/05/18‡	100,000,000	99,985,500
1.31%, 2/21/18‡	33,980,000	33,955,742
1.30%, 2/23/18‡	174,550,000	174,413,967
1.23%, 3/21/18‡	75,000,000	74,880,000
1.22%, 3/22/18‡	75,000,000	74,878,521
1.35%, 3/23/18‡	50,000,000	49,908,333
1.31%, 4/06/18‡	50,000,000	49,886,222
(1 month USD LIBOR - 0.15%), 1.41%, 8/22/18Δ	50,000,000	50,000,000
(1 month USD LIBOR - 0.10%), 1.47%, 6/28/19Δ	50,000,000	50,000,000

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$657,908,285
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.3%
1.32%, 3/07/18‡	50,000,000	49,938,894
1.38%, 3/28/18‡	66,667,000	66,529,499
1.43%, 4/23/18‡	50,000,000	49,843,062

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$166,311,455

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $4,342,438,446)		$4,342,438,446

January 31, 2018 (unaudited)

PORTFOLIO OF INVESTMENTS      93

Wilmington U.S. Government Money Market Fund (continued)

Description	Par Value	Value
U.S. TREASURY OBLIGATIONS – 20.6%
U.S. TREASURY BILLS – 15.8%
1.24%, 2/08/18‡	$88,820,000	$88,799,072
1.46%, 4/12/18‡	115,000,000	114,680,674
1.27%, 4/26/18‡	125,000,000	124,636,875
1.29%, 5/03/18‡	125,000,000	124,601,875
1.34%, 5/10/18‡	150,000,000	149,466,159
1.45%, 5/24/18‡	50,000,000	49,779,733
1.50%, 6/14/18‡	125,000,000	124,325,764
1.52%, 6/21/18‡	175,000,000	173,990,736
1.62%, 7/05/18‡	90,000,000	89,393,625
1.62%, 7/12/18‡	23,000,000	22,837,994
1.66%, 7/26/18‡	85,000,000	84,332,691

TOTAL U.S. TREASURY BILLS		$1,146,845,198
U.S. TREASURY NOTES – 4.8%
2.88%, 3/31/18	100,000,000	100,227,307
0.75%, 4/30/18	150,000,000	149,757,353
(U.S. Treasury 3 month Bill Money Market Yield + 0.07%), 1.50%, 4/30/19Δ	100,000,000	100,069,067

TOTAL U.S. TREASURY NOTES		$350,053,727

TOTAL U.S. TREASURY OBLIGATIONS (COST $1,496,898,925)		$1,496,898,925

	Number of Shares
MONEY MARKET FUND – 1.0%
Blackrock Liquidity Funds FedFund Institutional Shares, 1.22%^	73,318,568	73,318,568

TOTAL MONEY MARKET FUND (COST $73,318,568)		$73,318,568

Description	Par Value	Value
REPURCHASE AGREEMENTS – 20.7%
Credit Suisse First Boston LLC, 1.32%, dated 1/31/18, due 2/01/18, repurchase price $385,014,117, collateralized by U.S. Treasury Securities, 0.00% to 3.75%, maturing 9/30/18 to 1/01/50; total market value of $391,988,209.	$385,000,000	$385,000,000
Deutsche Bank Securities, Inc., 1.34%, dated 1/31/18, due 2/01/18, repurchase price $116,004,318, collateralized by U.S. Treasury Security, 2.13%, maturing 11/30/24; total market value of $118,320,095.	116,000,000	116,000,000
Mizuho Securities USA, Inc., 1.36%, dated 1/31/18, due 2/01/18, repurchase price $350,013,222, collateralized by U.S. Government Securities, 2.50% to 5.00%, maturing 4/01/22 to 11/20/47; total market value of $357,000,000.	350,000,000	350,000,000
RBC Capital Markets LLC, 1.32%, dated 1/31/18, due 2/01/18, repurchase price $300,011,000, collateralized by U.S. Treasury Securities, 0.00% to 8.13%, maturing 3/31/18 to 2/15/46; total market value of $306,000,024.	300,000,000	300,000,000
RBC Capital Markets LLC, 1.33%, dated 1/31/18, due 2/01/18, repurchase price $75,002,771, collateralized by U.S. Government Securities, 3.00% to 4.50%, maturing 10/01/28 to 1/20/48; total market value of $76,500,000.	75,000,000	75,000,000
TD Securities, Inc., 1.35%, dated 1/31/18, due 2/01/18, repurchase price $275,010,313, collateralized by U.S. Government Securities, 3.50% to 4.50%, maturing 2/01/46 to 9/01/47; total market value of $283,250,000.	275,000,000	275,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,501,000,000)		$1,501,000,000

TOTAL INVESTMENTS – 102.1% (COST $7,413,655,939)		$7,413,655,939
OTHER LIABILITIES LESS ASSETS – (2.1)%		(154,463,201)

TOTAL NET ASSETS – 100.0%		$7,259,192,738

January 31, 2018 (unaudited)

94     PORTFOLIO OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (continued)

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1  – quoted prices in active markets for identical securities

Level 2  – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3  – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$4,342,438,446	$—	$4,342,438,446
U.S. Treasury Obligations	—	1,496,898,925	—	1,496,898,925
Money Market Fund	73,318,568	—	—	73,318,568
Repurchase Agreements	—	1,501,000,000	—	1,501,000,000

Total	$73,318,568	$7,340,337,371	$—	$7,413,655,939

^	7-Day net yield.
Δ	Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.
‡	The rate shown reflects the effective yield at purchase date.

The following acronyms are used throughout this Fund:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Corporation

See Notes to Portfolios of Investments

January 31, 2018 (unaudited)

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

Description	Par Value	Value
U.S. TREASURY OBLIGATIONS – 70.9%
U.S. TREASURY BILLS – 48.0%
1.28%, 2/01/18‡	$50,000,000	$50,000,000
1.27%, 2/08/18‡	85,000,000	84,979,503
1.28%, 2/15/18‡	25,000,000	24,987,779
1.37%, 4/12/18‡	75,000,000	74,804,575
1.27%, 4/26/18‡	35,000,000	34,898,325
1.42%, 5/03/18‡	100,000,000	99,650,219
1.36%, 5/10/18‡	50,000,000	49,819,734
1.47%, 6/07/18‡	25,000,000	24,874,350
1.50%, 6/14/18‡	25,000,000	24,865,153
1.53%, 6/21/18‡	25,000,000	24,855,430
1.62%, 7/05/18‡	10,000,000	9,932,625
1.62%, 7/12/18‡	5,320,000	5,282,527
1.66%, 7/26/18‡	15,000,000	14,882,240

TOTAL U.S. TREASURY BILLS		$523,832,460
U.S. TREASURY NOTES – 22.9%
3.50%, 2/15/18	75,000,000	75,062,339
0.75%, 2/28/18	50,000,000	49,981,018
0.75%, 4/30/18	50,000,000	49,919,118
(U.S. Treasury 3 month Bill Money Market Yield + 0.19%), 1.62%, 4/30/18Δ	25,000,000	25,007,236
(U.S. Treasury 3 month Bill Money Market Yield + 0.17%), 1.61%, 7/31/18Δ	25,000,000	25,013,553
(U.S. Treasury 3 month Bill Money Market Yield + 0.07%), 1.50%, 4/30/19Δ	25,000,000	25,017,423

TOTAL U.S. TREASURY NOTES		$250,000,687

TOTAL U.S. TREASURY OBLIGATIONS (COST $773,833,147)		$773,833,147

Description	Number of Shares	Value
MONEY MARKET FUND – 2.1%
Blackrock Liquidity Funds T-Fund Institutional Shares, 1.21%^	23,179,724	$23,179,724

TOTAL MONEY MARKET FUND (COST $23,179,724)		$23,179,724

	Par Value
REPURCHASE AGREEMENTS – 33.8%
Credit Suisse First Boston LLC, 1.32%, dated 1/31/18, due 2/01/18, repurchase price $245,008,983, collateralized by U.S. Treasury Securities, 0.00% to 2.25%, maturing 1/15/21 to 1/01/50; total market value of $249,718,880.	$245,000,000	245,000,000
Deutsche Bank Securities, Inc., 1.34%, dated 1/31/18, due 2/01/18, repurchase price $54,002,010, collateralized by U.S. Treasury Securities, 0.00% to 6.88%, maturing 7/12/18 to 5/15/45; total market value of $55,080,058.	54,000,000	54,000,000
RBC Capital Markets LLC, 1.32%, dated 1/31/18, due 2/01/18, repurchase price $70,002,567, collateralized by U.S. Treasury Securities, 0.00% to 8.13%, maturing 8/15/18 to 5/15/47; total market value of $71,400,030.	70,000,000	70,000,000

TOTAL REPURCHASE AGREEMENTS (COST $369,000,000)		$369,000,000

TOTAL INVESTMENTS – 106.8% (COST $1,166,012,871)		$1,166,012,871
OTHER LIABILITIES LESS ASSETS – (6.8%)		(74,028,399)

TOTAL NET ASSETS – 100.0%		$1,091,984,472

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

January 31, 2018 (unaudited)

96     PORTFOLIO OF INVESTMENTS

Wilmington U.S. Treasury Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$773,833,147	$—	$773,833,147
Money Market Fund	23,179,724	—	—	23,179,724
Repurchase Agreements	—	369,000,000	—	369,000,000

Total	$23,179,724	$1,142,833,147	$—	$1,166,012,871

^	7-Day net yield.
Δ	Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.
‡	The rate shown reflects the effective yield at purchase date.

The following acronym is used throughout this Fund:

LLC - Limited Liability Corporation

See Notes to Portfolios of Investments

January 31, 2018 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS      97

1. ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios, (individually referred to as a “Fund” or collectively as the “Funds”).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•	for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•	price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded;

•	for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, provided such amount approximates fair value;

•	swap agreements are valued daily based upon the terms specific to each agreement with its counterparty;

•	the money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of January 31, 2018, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period, except for the Real Asset Fund and the Large-Cap Strategy Fund. For the Real Asset Fund, a Japanese Security in the Real Estate Investment Trust industry, Babcock & Brown Japan Property, was transferred from Level 1 to Level 2 at a valuation of $37,803. The value of this security at January 31, 2018 was $0. For the Large-Cap Strategy Fund, American International Group, Inc., Warrants, and Community Health Systems, Inc., Rights, were transferred from Level 1 to Level 2 at a valuation of $41,162 and $27, respectively. This does not include transfers between Level 1 and Level 2 due to the International Fund, Global

January 31, 2018 (unaudited)

98     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

Alpha Equities Fund and the Real Asset Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreements. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted to the actual amounts when the amounts are determined.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Swap agreements outstanding at period end, if any, are listed on the Portfolios of Investments.

Centrally cleared swap agreements are agreements executed through a broker but are cleared through a central counterparty (the “CCP”) and a Fund’s counterparty on the swap becomes the CCP. The Fund is required to interface with the CCP through a broker and upon entering into a centrally cleared swap is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of a particular swap. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the swap agreement, the Fund agrees to pay to or receive from the counterparty an amount of cash equal to the daily fluctuation in the value of the swap (“variation margin”). Such payments are recorded by the Fund as unrealized gains or losses until the contract is closed or settled at which point the gain or loss is realized.

The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.

Interest rate swaps - Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund’s exposure to the

January 31, 2018 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      99

counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The Real Asset Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the portfolio entered into interest rate swap agreements. Additionally, the portfolio invested in interest rate swaps as a risk-neutral substitute for physical securities, to obtain exposure in markets where no physical securities were available, and to refine the risk exposure in the portfolio (i.e. duration, inflation, credit, maturity mix, etc.).

Credit default swap agreements – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. The Real Asset Fund uses credit default swaps on corporate and sovereign issues to take an active long position with respect to the likelihood of a particular issuer’s default. The Real Asset Fund also used credit default swaps on credit indices to adjust the portfolio’s overall credit exposure.

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace

January 31, 2018 (unaudited)

100     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. The Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short on the Statement of Operations.

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds are required to maintain margin cash balances at the prime broker sufficiently to satisfy their short sales positions on a daily basis. The Funds are charged interest expense at the Fed Funds open rate plus 50 basis points on the amount of any shortfall in the required cash margin. The Funds record these prime broker charges on a net basis as Prime Broker interest expense on securities sold short on the Statement of Operations, when present.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The Real Asset Fund used interest rate options and options on swaps to enhance returns, manage interest rate risk, inflation risk, credit risk and volatility exposures. The Real Asset Fund used foreign currency options as a short or long hedge against possible variations in foreign exchange rates or as a means to gain exposure to foreign currencies. The Global Alpha Equities Fund used equity index options in an option absolute return strategy to generate premium income in a risk-managed fashion. The Global Alpha Equities Fund also used options indices on individual equities to gain and manage exposure to certain securities and manage risk at the strategy level.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rates.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. The International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Real Asset Fund and the Global Alpha Equities Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified

January 31, 2018 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      101

amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. The Global Alpha Equities Fund used foreign exchange futures contracts to gain exposure to the foreign currency markets both on a long and short strategy. The Global Alpha Equities Fund also used equity index futures contracts to manage equity market net and gross exposure. The Real Asset Fund used futures contracts to manage interest rate exposure, adjust duration and curve exposure and to gain exposure to foreign interest rates. The Real Asset Fund also used money market futures during the period in order to adjust the portfolio’s interest rate exposure on the front-end of the yield curve and to adjust the overall duration positioning of the portfolio.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At January 31, 2018, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
Large-Cap Strategy Fund	$6,637,309	$6,802,133
International Fund	14,148,872	15,450,374
Real Asset Fund	3,108,072	3,186,911
Diversified Income Fund	8,706,468	8,900,551
Broad Market Bond Fund	8,184,134	8,364,929
Intermediate-Term Bond Fund	3,353,445	3,433,498
Short-Term Bond Fund	1,963,703	2,005,716

January 31, 2018 (unaudited)

102     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

3. Other Affiliated Parties and Transactions

Affiliated holdings are securities and mutual funds which are managed by the “Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the period ended January 31, 2018 are as follows:

Fund/ Affiliated Investment Name	Value 4/30/17	Purchases	Sales	Net Realized Gain/(Loss) (a)	Net Change in Unrealized Appreciation/ (Depreciation)	Value 1/31/18	Number of Shares 1/31/18	Dividend Income(b)	Capital Gain Distributions
Diversified Income Fund
Investment Companies - 0.0%*
Wilmington International Fund	$6,204,954	$—	$6,722,034	$2,167,603	$(1,650,523)	$—	—	$46,490	$—
Wilmington Large-Cap Strategy Fund	4,284,311	19,590	4,469,976	619,542	(453,467)	—	—	19,590	—

TOTAL	$10,489,265	$19,590	$11,192,010	$2,787,145	$(2,103,990)	$—	—	$66,080	$—

Large-Cap Strategy Fund
Common Stock - 0.1%*
M&T Bank Corp.	$250,210	$—	$—	$—	$56,946	$307,156	1,610	$3,623	$—

TOTAL	$250,210	$—	$—	$—	$56,946	$307,156	1,610	$3,623	$—

*	As a percentage of Net Assets.
(a)	Realized Gain/(Loss) includes realized capital gain distributions paid by the affiliated fund and gain/(loss) on sales of the affiliated fund.
(b)	Dividend Income may include distributions from net investment income and return of capital paid by the affiliated fund to the Fund.

4. CONCENTRATION OF RISK

Since New York Municipal Bond Fund invests a substantial portion of assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.

The International Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Global Alpha Equities Fund uses strategies that include investments that have a low correlation to traditional asset classes. Strategies may include commodities, convertible arbitrage, event driven, long/short, market neutral, merger arbitrage and pairs trading.

5. RECENT REGULATORY UPDATES

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X was August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

6. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require recognition or disclosure in a Fund’s financial statements through this date.

January 31, 2018 (unaudited)

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 3/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 3/26/2018

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date 3/26/2018

*	Print the name and title of each signing officer under his or her signature.